     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON May 24, 2002

                                             1933 ACT REGISTRATION NO. 333-93875
                                             1940 ACT REGISTRATION NO. 811-09763

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                            ------------------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                    POST-EFFECTIVE AMENDMENT NO. 4     /X/

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 12      /X/

                            ------------------------

                LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
                        Lincoln ChoicePlus/ChoicePlus II

                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                               (NAME OF DEPOSITOR)
                         100 Madison Street, Suite 1860
                               Syracuse, NY 13202

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                  (315)428-8400

                            ------------------------

                                    COPY TO:

                           ROBERT O. SHEPPARD, ESQUIRE
                   Lincoln Life & Annuity Company of New York
                               100 Madison Street
                                   Suite 1860
                            Syracuse, New York 13202

                             Mary Jo Ardington, Esq.
                     Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                              Ft. Wayne, In. 46802

                      (Name & Address of Agent of Service)

Title of Securities: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485

                            ------------------------

/ / on May 1, 2002, pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i) of Rule 485

/ / on                 , pursuant to paragraph (a)(i) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lincoln ChoicePlus II
Lincoln New York Separate Account N
for Variable Annuities
Individual Variable Annuity Contracts

     Home Office:                               Servicing Office:
     Lincoln Life & Annuity Company of New York Lincoln New York ChoicePlus
           100 Madison Street, Suite 1860          P.O. Box 7866
           Syracuse, NY 13202                      Fort Wayne, IN 46801
           www.LincolnRetirement.com               1-888-868-2583


This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York). It is primarily for use with nonqualified plans and retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you may choose to receive a death benefit on the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If all your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. We limit transfer amounts from the fixed side of the contract. An interest adjustment will be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lincoln New York Separate Account N for Variable Annuities (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIM Variable Insurance Funds (Series II Shares):
   AIM V.I. Growth Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

Alliance Variable Products Series Fund (Class B):
   Alliance Growth and Income Portfolio
   Alliance Premier Growth Portfolio
   AllianceBernstein Small Cap Value Portfolio
   Alliance Technology Portfolio

American Funds Insurance SeriesSM (AFIS) (Class 2):
   AFIS Global Small Capitalization Fund
   AFIS Growth Fund
   AFIS Growth-Income Fund
   AFIS International Fund

Delaware VIP Trust (Service Class)
   Delaware VIP Large Cap Value Series
   Delaware VIP High Yield Series
   Delaware VIP REIT Series
   Delaware VIP Small Cap Value Series
   Delaware VIP Trend Series
   Delaware VIP U.S. Growth Series

Franklin Templeton Variable Insurance Products Trust (Class 2):
   FTVIPT Franklin Small Cap Fund
   FTVIPT Templeton Growth Securities Fund

Janus Aspen Series (Service Class):
   Aggressive Growth Portfolio
   Balanced Portfolio
   Worldwide Growth Portfolio

Lincoln National:
   Aggressive Growth Fund
   Bond Fund
   Capital Appreciation Fund
   Global Asset Allocation Fund
   International Fund
   Money Market Fund
   Social Awareness Fund

MFS(R) Variable Insurance Trust (Service Class):
   MFS Capital Opportunities Series
   MFS Emerging Growth Series
   MFS Total Return Series
   MFS Utilities Series

Neuberger Berman AMT:
   Mid-Cap Growth Portfolio
   Regency Portfolio

Putnam Variable Insurance Trust (Class IB):
   Growth & Income Fund
   Health Sciences Fund

Scudder VIT Funds
   Scudder VIT EAFE Equity Index
   Scudder VIT Equity 500 Index
   Scudder VIT Small Cap Index

Variable Insurance Products (Service Class 2):
   Fidelity(R) VIP Contrafund Portfolio
   Fidelity(R) VIP Equity-Income Portfolio
   Fidelity(R) VIP Growth Portfolio
   Fidelity(R) VIP Overseas Portfolio

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep all prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this Prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions, or for a free copy of the SAI, write: Lincoln New York ChoicePlus, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The SAI and other information about Lincoln New York and Account N are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 24, 2002

Table of contents


                Item                                        Page
                ------------------------------------------------
                Special terms                                 3
                ------------------------------------------------
                Expense tables                                4
                ------------------------------------------------
                Summary                                       9
                ------------------------------------------------
                Condensed financial information              10
                ------------------------------------------------
                Investment results                           14
                ------------------------------------------------
                Financial statements                         14
                ------------------------------------------------
                Lincoln Life & Annuity Company of New York   14
                ------------------------------------------------
                Variable annuity account (VAA)               14
                ------------------------------------------------
                Investments of the variable annuity account  14
                ------------------------------------------------
                Charges and other deductions                 18
                ------------------------------------------------
                The contracts                                20
                ------------------------------------------------
                Contractowner questions                      26
                ------------------------------------------------
                Annuity payouts                              26
                ------------------------------------------------



               Item                                         Page
               -------------------------------------------------
               Fixed side of the contract                    29
               -------------------------------------------------
               Federal tax matters                           30
               -------------------------------------------------
               Voting rights                                 34
               -------------------------------------------------
               Distribution of the contracts                 34
               -------------------------------------------------
               Return privilege                              34
               -------------------------------------------------
               State regulation                              34
               -------------------------------------------------
               Records and reports                           34
               -------------------------------------------------
               Other information                             35
               -------------------------------------------------
               Legal proceedings                             35
               -------------------------------------------------
               Statement of additional information table of
               contents for Variable Annuity Account N
               Lincoln ChoicePlus II                         36
               -------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout this Prospectus.)

Account or variable annuity account (VAA)--The segregated investment account, Account N, into which Lincoln New York sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity benefit payments are based and upon whose life a death benefit may be paid.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies.

Earnings--The excess of contract value over purchase payments which have not yet been withdrawn from the contract.

Free amount--The amount that may be withdrawn each contract year without incurring a surrender charge.


Income4Life(R) Solution--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.


Lincoln Life--The Lincoln National Life Insurance Company.

Lincoln New York (we, us, our)--Lincoln Life & Annuity Company of New York.

Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (currently, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of contractowner expenses:

Transfer Fee: $25


The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right in the future to charge a $25 fee for transfers over 12 times during any contract year. Automatic dollar-cost averaging, portfolio rebalancing and cross-reinvestment transfers are not included as transfers for purposes of calculating the transfer fee.


The maximum surrender charge (contingent deferred sales charge)
(as a percentage of purchase payments surrendered/withdrawn): 6.0%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.


An interest adjustment may be applied to the amount being withdrawn, surrendered or transferred from the fixed account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income under Income4Life(R) Solution for IRAs) from a fixed account guaranteed period amount. See Fixed side of the contract.


--------------------------------------------------------------------------------
Account N annual expenses for Lincoln ChoicePlus II subaccounts:
(as a percentage of average daily net assets):

                                        With Enhanced
                                        Guaranteed
                                        Minimum
                                        Death Benefit
                                        (EGMDB)
                                        -------------
Mortality and expense risk charge           1.25%
Administrative charge                        .15%
                                            -----
Total annual charge for each subaccount     1.40%

Annual expenses of the funds for the year ended December 31, 2001:
(as a percentage of each fund's average net assets):

                                                           Management                      Other               Total
                                                           Fees (after any                 Expenses (after     Expenses (after
                                                           waivers/            12b-1       any waivers/        any waivers/
                                                           reimbursements) +   Fees    +   reimbursements) =   reimbursements)
------------------------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (Class 2)                   0.80%          0.25%          0.03%                 1.08%
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (Class 2)                                        0.37           0.25           0.01                  0.63
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (Class 2)                                 0.33           0.25           0.02                  0.60
------------------------------------------------------------------------------------------------------------------------------
AFIS International Fund (Class 2)                                 0.55           0.25           0.06                  0.86
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II)                                  0.62           0.25           0.26                  1.13
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund (Series II)                    0.73           0.25           0.32                  1.30
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series II)                          0.60           0.25           0.25                  1.10
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (Class B)                    0.63           0.25           0.04                  0.92
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (Class B)                       1.00           0.25           0.04                  1.29
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio (Class B)/1/          0.00           0.25           1.20                  1.45
------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (Class B)                           1.00           0.25           0.08                  1.33
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series (Service Class)/2/            0.60           0.15           0.08                  0.83
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP High Yield Series (Service Class)2                   0.65           0.15           0.14                  0.94
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series (Service Class)2                         0.75           0.15           0.14                  1.04
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series (Service Class)/2/            0.75           0.15           0.11                  1.01
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series (Service Class)2                        0.74           0.15           0.16                  1.05
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP U.S. Growth Series (Service Class)2                  0.59           0.15           0.21                  0.95
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund Portfolio (Service Class 2)3           0.58           0.25           0.11                  0.94
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Service Class 2)3        0.48           0.25           0.11                  0.84
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class 2)3               0.58           0.25           0.10                  0.93
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Service Class 2)3             0.73           0.25           0.20                  1.18
------------------------------------------------------------------------------------------------------------------------------

                                                            Management                    Other               Total
                                                            Fees (after any               Expenses (after     Expenses (after
                                                            waivers/            12b-1     any waivers/        any waivers/
                                                            reimbursements) +   Fees  +   reimbursements) =   reimbursements)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund (class 2)/4/                               0.53%        0.25%            0.23%               1.01%
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Service Class)            0.65         0.25             0.02                0.92
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Service Class)                     0.65         0.25             0.01                0.91
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Service Class)             0.65         0.25             0.04                0.94
-----------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund                            0.72         0.00             0.09                0.81
-----------------------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                         0.42         0.00             0.11                0.53
-----------------------------------------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund                         0.72         0.00             0.06                0.78
-----------------------------------------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund                      0.73         0.00             0.23                0.96
-----------------------------------------------------------------------------------------------------------------------------
Lincoln National International Fund                                0.84         0.00             0.15                0.99
-----------------------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                                 0.45         0.00             0.09                0.54
-----------------------------------------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund                             0.34         0.00             0.06                0.40
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Capital Opportunities Series
 (Service Class)/6,7,8/                                            0.75         0.25             0.16                1.16
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth Series
 (Service Class)/6,7/                                              0.75         0.25             0.12                1.12
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return Series
 (Service Class)/6,7/                                              0.75         0.25             0.14                1.14
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities Series (Service Class)/6,7/        0.75         0.25             0.18                1.18
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                      0.84         0.00             0.07                0.91
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio/9/                          0.85         0.00             0.65                1.50
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth & Income Fund (Class IB)                          0.46         0.25             0.05                0.76
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)                          0.70         0.25             0.09                1.04
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index/10/                                  0.45         0.00             0.20                0.65
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index/10/                                   0.20         0.00             0.10                0.30
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index/10/                                    0.35         0.00             0.10                0.45
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)/5/                      0.80         0.25             0.05                1.10
-----------------------------------------------------------------------------------------------------------------------------

 1 For the period May 1, 2001 through April 30, 2002, the Adviser waived and/or reimbursed certain expenses of the Portfolio to the extent that total expenses will not exceed 1.20%. With the waiver/reimbursement the re-stated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses would be 1.00%, 0.25%, 1.92% and 3.17%. Effective May 1, 2002, the adviser has voluntarily agreed to waive and/or reimburse certain expenses of the AllianceBernstein Small Cap Value Portfolio to the extent that total expenses will not exceed 1.45%. Without the waiver/reimbursement, the re-stated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses for the Small Cap Value Portfolio would be 1.00%, 0.25%, 1.92% and 3.17% respectively. The expenses in the table have been re-stated to reflect the waiver and/or reimbursement in effect on May 1, 2002.

 2 For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, and 12b-1 fees) would not exceed 0.85% REIT, Small Cap, Trend; 0.80% High Yield Series; Large Cap Value; 0.75% US Growth Series. Without such an arrangement, the total operating expenses would have been 0.88% Large Cap Value, 1.01% US Growth for fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003 Delaware Management Company has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, and 0.15% 12b-1 fee) will not exceed 0.95% REIT, Small Cap Value, Trend, 0.80% US Growth Series, High Yield Series, Large Cap Value. The expenses in the table have been re-stated to reflect the waiver and/or reimbursement in effect from May 1, 2002 through April 30, 2003.

 3 Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

 4 The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction, total expenses would have been 1.09%.

 5 The Fund administration fee is paid indirectly through the management fee.

 6 Each Series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

 7 Each Series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend distribution agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower, and would be estimated to be: 1.11% for Emerging Growth Series; 1.15% for Capital Opportunities Series; 1.13% for Total Return Series; 1.17% for Utilities Series.

 8 MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

 9 Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30,
   2005 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value. Absent such reimbursement, Total Expenses would have been 1.69% for the Regency portfolio. The expense reimbursement arrangement for the Regency portfolio is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio's total expenses to exceed 1.50%. The Regency Portfolio commenced operations in August 2001; the expense figures in the table are estimated.

10 Under the Advisory Agreement with Deutsche Asset Management, Inc. (the
   "Advisor"), the fund will pay an advisory fee. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund, 0.45% for the Small Cap Index Fund and 0.65% for the EAFE Equity Index Fund. Without the reimbursement to the funds, total expenses would have been 0.31% for the Equity 500 Index Fund, 0.63% for the Small Cap Fund and 0.81% for the EAFE Equity Index Fund. These reimbursements will be terminated no earlier than December 31, 2002.

EXAMPLES
(expenses of the subaccounts and of the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

These examples assume that the EGMDB is in effect, and that fee waivers/reimbursements will continue for the length of time shown in the example.

                                                            1 year 3 years 5 years 10 years
-------------------------------------------------------------------------------------------
AFIS Global Small Cap (Class 2)                              $88    $135    $174     $306
-------------------------------------------------------------------------------------------
AFIS Growth (Class 2)                                         83     121     152      262
-------------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                                  83     120     150      258
-------------------------------------------------------------------------------------------
AFIS International (Class 2)                                  85     128     164      285
-------------------------------------------------------------------------------------------
AIM V.I. Growth (Series II Shares)                            88     136     177      311
-------------------------------------------------------------------------------------------
AIM V.I. International Growth (Series II Shares)              90     141     185      327
-------------------------------------------------------------------------------------------
AIM V.I. Premier Equity (Series II Shares)                    88     135     175      308
-------------------------------------------------------------------------------------------
Alliance Growth and Income (Class B)                          86     130     167      290
-------------------------------------------------------------------------------------------
Alliance Premier Growth (Class B)                             90     141     185      326
-------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value (Class B)                   91     146     193      341
-------------------------------------------------------------------------------------------
Alliance Technology (Class B)                                 90     142     187      330
-------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value (Service Class)                  85     127     162      282
-------------------------------------------------------------------------------------------
Delaware VIP High Yield (Service Class)                       86     131     168      292
-------------------------------------------------------------------------------------------
Delaware VIP REIT (Service Class)                             87     134     172      302
-------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value (Service Class)                  87     133     171      299
-------------------------------------------------------------------------------------------
Delaware VIP Trend (Service Class)                            87     134     173      303
-------------------------------------------------------------------------------------------
Delaware VIP U.S. Growth (Service Class)                      86     131     168      293
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund (Service Class 2)                  86     131     168      292
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income (Service Class 2)               85     128     163      283
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth (Service Class 2)                      86     130     167      291
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas (Service Class 2)                    89     138     179      316
-------------------------------------------------------------------------------------------
Franklin Small Cap (Class 2)                                  87     133     171      299
-------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                       86     130     167      290
-------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                86     130     166      290
-------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                        86     131     168      292
-------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth                            85     127     161      280
-------------------------------------------------------------------------------------------
Lincoln National Bond                                         82     118     147      251
-------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation                         85     126     160      277
-------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation                      86     131     169      294
-------------------------------------------------------------------------------------------
Lincoln National International                                87     132     170      297
-------------------------------------------------------------------------------------------
Lincoln National Money Market                                 82     119     147      252
-------------------------------------------------------------------------------------------
Lincoln National Social Awareness                             81     114     140      238
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Capital Opportunities (Service Class)   88     137     178      314
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth (Service Class)         88     136     176      310
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return (Service Class)            88     137     177      312
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities (Service Class)               89     138     179      316
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                 86     130     166      290
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                        92     147     195      346
-------------------------------------------------------------------------------------------
Putnam VT Growth & Income Fund (Class IB)                     84     125     159      275
-------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)                     87     134     172      302
-------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index                                 83     122     153      264
-------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                                  80     111     135      227
-------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                                   81     116     143      243
-------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2)                         88     135     175      308
-------------------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                            1 year 3 years 5 years 10 years
-------------------------------------------------------------------------------------------
AFIS Global Small Cap (Class 2)                              $28     $85    $144     $306
-------------------------------------------------------------------------------------------
AFIS Growth (Class 2)                                         23      71     122      262
-------------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                                  23      70     120      258
-------------------------------------------------------------------------------------------
AFIS International (Class 2)                                  25      78     134      285
-------------------------------------------------------------------------------------------
AIM V.I. Growth (Series II)                                   28      86     147      311
-------------------------------------------------------------------------------------------
AIM V.I. International Growth (Series II)                     30      91     155      327
-------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                                       28      85     145      308
-------------------------------------------------------------------------------------------
Alliance Growth and Income (Class B)                          26      80     137      290
-------------------------------------------------------------------------------------------
Alliance Premier Growth (Class B)                             30      91     155      326
-------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value (Class B)                   31      96     163      341
-------------------------------------------------------------------------------------------
Alliance Technology (Class B)                                 30      92     157      330
-------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value (Service Class)                  25      77     132      282
-------------------------------------------------------------------------------------------
Delaware VIP High Yield (Service Class)                       26      81     138      292
-------------------------------------------------------------------------------------------
Delaware VIP REIT (Service Class)                             27      84     142      302
-------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value (Service Class)                  27      83     141      299
-------------------------------------------------------------------------------------------
Delaware VIP Trend (Service Class)                            27      84     143      303
-------------------------------------------------------------------------------------------
Delaware VIP U.S. Growth (Service Class)                      26      81     138      293
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund (Service Class 2)                  26      81     138      292
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income (Service Class 2)               25      78     133      283
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth (Service Class 2)                      26      80     137      291
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas (Service Class 2)                    29      88     149      316
-------------------------------------------------------------------------------------------
Franklin Small Cap (Class 2)                                  27      83     141      299
-------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                       26      80     137      290
-------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                26      80     136      290
-------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                        26      81     138      292
-------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth                            25      77     131      280
-------------------------------------------------------------------------------------------
Lincoln National Bond                                         22      68     117      251
-------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation                         25      76     130      277
-------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation                      26      81     139      294
-------------------------------------------------------------------------------------------
Lincoln National International                                27      82     140      297
-------------------------------------------------------------------------------------------
Lincoln National Money Market                                 22      69     117      252
-------------------------------------------------------------------------------------------
Lincoln National Social Awareness                             21      64     110      238
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Capital Opportunities (Service Class)   28      87     148      314
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth (Service Class)         28      86     146      310
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return (Service Class)            28      87     147      312
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities (Service Class)               29      88     149      316
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                 26      80     136      290
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                        32      97     165      346
-------------------------------------------------------------------------------------------
Putnam VT Growth & Income Fund (Class IB)                     24      75     129      275
-------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)                     27      84     142      302
-------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index                                 23      72     123      264
-------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                                  20      61     105      227
-------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                                   21      66     113      243
-------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2)                         28      85     145      308
-------------------------------------------------------------------------------------------


The Expense Tables reflect expenses of the VAA as well as expenses of the funds. We provide these examples to help you understand the direct and indirect costs and expenses of the contract. For more information, see Charges and other deductions in this Prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--Income4Life(R) Solution for IRA contracts on page 24 and Annuity payouts--including Income4Life(R) Solution (Non-Qualified annuity contracts only) on page 28. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual variable and/or interest adjusted annuity contract between you and Lincoln New York. This Prospectus describes the variable side of the contract. See The contracts.

What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln New York may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account--Description of the funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account--Investment advisers.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive annuity payouts, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 6.0% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.


We reserve the right in the future to charge a $25 fee for transfers over 12 times during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.


We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply a charge to the daily net asset value of the VAA. There is an administrative charge of 0.15% plus a mortality and expense risk charge of 1.25% for the EGMDB. See Charges and other deductions.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

Charges may also be imposed during the regular income or annuity payout period. See The contracts and Annuity payouts.

For more information about the compensation we pay for sales of contracts. See The Contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is Income4Life(R) Solution? Income4Life(R) Solution is an income program that provides periodic variable lifetime income payments, a survivor benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time.



What happens if I die before I annuitize? Your beneficiary will receive the Enhanced Guaranteed Mininum Death Benefit. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts--Death benefit and Income4Life(R) Solution (IRA).


May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date, Transfers after the annuity commencement date and Transfers to and from a fixed account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts--Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our servicing office. You assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return privilege.

Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln
ChoicePlus II subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                                                                           2000         2001
-------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund Accumulation unit value
.. Beginning of period.................................................. $10.000      $ 8.447
.. End of period........................................................   8.447/(1)/   7.257
Number of accumulation units
.. End of period (000's omitted)........................................       2           21
-------------------------------------------------------------------------------------------------
AFIS Growth Fund Accumulation unit value
.. Beginning of period.................................................. $10.000      $ 9.929
.. End of period........................................................   9.929/(1)/   8.014
Number of accumulation units
.. End of period (000's omitted)........................................     105          350
-------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund Accumulation unit value
.. Beginning of period.................................................. $10.000      $10.416
.. End of period........................................................  10.416/(1)/  10.534
Number of accumulation units
.. End of period (000's omitted)........................................      31          366
-------------------------------------------------------------------------------------------------
AFIS International Fund accumulation unit value
.. Beginning of period.................................................. $10.000      $ 8.591
.. End of period........................................................   8.591/(1)/   6.787
Number of accumulation units
.. End of period (000's omitted)........................................      21          114
-------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund Accumulation unit value
.. Beginning of period..................................................     N/A      $10.000
.. End of period........................................................     N/A       11.138/(2)/
Number of accumulation units
.. End of period (000's omitted)........................................     N/A            0
-------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund Accumulation unit value
.. Beginning of period..................................................     N/A      $10.000
.. End of period........................................................     N/A       10.621/(2)/
Number of accumulation units
.. End of period (000's omitted)........................................     N/A            0
-------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund Accumulation unit value
.. Beginning of period..................................................     N/A      $10.000
.. End of period........................................................     N/A       11.324/(2)/
Number of accumulation units
.. End of period (000's omitted)........................................     N/A            0
-------------------------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio Accumulation unit value
.. Beginning of period.................................................. $10.000      $10.679
.. End of period........................................................  10.679/(1)/  10.546
Number of accumulation units
.. End of period (000's omitted)........................................      30          230
-------------------------------------------------------------------------------------------------
Alliance VP Premier Growth Portfolio Accumulation unit value
.. Beginning of period.................................................. $10.000      $ 8.602
.. End of period........................................................   8.602/(1)/   7.006
Number of accumulation units
.. End of period (000's omitted)........................................      56          238
-------------------------------------------------------------------------------------------------
Alliance Bernstein VP Small Cap Value Portfolio Accumulation unit value
.. Beginning of period..................................................     N/A      $10.000
.. End of period........................................................     N/A       11.886/(2)/
Number of accumulation units
.. End of period (000's omitted)........................................     N/A            0
-------------------------------------------------------------------------------------------------
Alliance VP Technology Portfolio Accumulation unit value
.. Beginning of period.................................................. $10.000      $ 7.673
.. End of period........................................................   7.673/(1)/   5.640
Number of accumulation units
.. End of period (000's omitted)........................................      77          163
-------------------------------------------------------------------------------------------------

                                                                2000         2001
--------------------------------------------------------------------------------------
Delaware Large Cap Value Series Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       11.108/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Delaware VIP High Yield Series Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       10.317/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Delaware VIP REIT Series Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       10.713/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       11.810/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Delaware VIP Trend Series Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       12.803/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Delaware VIP U.S. Growth Series Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       11.653/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Scudder EAFE Equity Index Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       10.607/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Accumulation unit value
.. Beginning of period....................................... $10.000      $ 9.395
.. End of period.............................................   9.395/(1)/   8.136
Number of accumulation units
.. End of period (000's omitted).............................      21          132
--------------------------------------------------------------------------------------
Scudder Small Cap Index Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       12.127/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       10.948/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       11.109/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       11.783/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Accumulation unit value
.. Beginning of period.......................................     N/A      $10.000
.. End of period.............................................     N/A       10.910/(2)/
Number of accumulation units
.. End of period (000's omitted).............................     N/A            0
--------------------------------------------------------------------------------------

                                                                         2000         2001
-----------------------------------------------------------------------------------------------
Franklin Small Cap Fund Accumulation unit value
.. Beginning of period................................................ $10.000      $ 9.217
.. End of period......................................................   9.217/(1)/   7.703
Number of accumulation units
.. End of period (000's omitted)......................................      16           67
-----------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       11.396/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       10.670/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       11.522/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       12.422/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Lincoln National Bond Fund Accumulation unit value
.. Beginning of period................................................ $10.000      $10.999
.. End of period......................................................  10.999/(1)/  11.839
Number of accumulation units
.. End of period (000's omitted)......................................      67          381
-----------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       11.632/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       10.978/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Lincoln National International Fund Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       11.035/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Lincoln National Money Market Fund Accumulation unit value
.. Beginning of period................................................ $10.000      $10.300
.. End of period......................................................  10.300/(1)/  10.565
Number of accumulation units
.. End of period (000's omitted)......................................     340          821
-----------------------------------------------------------------------------------------------
Lincoln National Social Awareness Funds Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       11.521/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
MFS VT Capital Opportunities Series Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       11.903/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
MFS VT Emerging Growth Series Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       12.144/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------

                                                                         2000         2001
-----------------------------------------------------------------------------------------------
MFS VT Total Return Series Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       10.645/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
MFS VT Utilities Series Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A        9.854/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       12.013/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       11.161/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Putnam VIT Growth & Income Fund Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       10.872/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Putnam VIT Health Sciences Fund Accumulation unit value
.. Beginning of period................................................     N/A      $10.000
.. End of period......................................................     N/A       10.576/(2)/
Number of accumulation units
.. End of period (000's omitted)......................................     N/A            0
-----------------------------------------------------------------------------------------------
Templeton Growth Securities Fund Accumulation unit value
.. Beginning of period................................................ $10.000      $10.514
.. End of period......................................................  10.514/(1)/  10.232
Number of accumulation units
.. End of period (000's omitted)......................................       1           12
-----------------------------------------------------------------------------------------------

*These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (May 12, 2000) through December 31, 2000.

(1) Commenced business on 5/22/00 with an initial unit value of $10.
(2) Commenced business on 9/19/01 with an initial unit value of $10. All numbers less than 1,000 were rounded down to zero.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertise-ments. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized. During extended periods of low interest rates, the yields of any subaccount investing in a money market may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.

Lincoln Life & Annuity Company of New York

Lincoln New York is a life insurance company founded in New York on June 6, 1996. Lincoln New York is a subsidiary of Lincoln Life. Lincoln Life is one of the largest stock life insurance companies in the United States. Lincoln Life, an Indiana corporation, is owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

Variable annuity account (VAA)

On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln New York. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. Lincoln New York is the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are Lincoln New York's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln New York in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"), managed by A I M Advisors, Inc.

Alliance Variable Products Series Fund managed by Alliance Capital Management, L.P.

American Funds Insurance Series, managed by Capital Research and Management Company.

Delaware VIP Trust ("Delaware VIP"), managed by Delaware Management Company.

Franklin Templeton Variable Insurance Products Trust--FTVIPT Franklin Small Cap is managed by Franklin Advisers, Inc.; FTVIPT Templeton Growth Securities is managed by Templeton Global Advisors Limited.

Janus Aspen Series, managed by Janus Capital Management LLC.

Lincoln National Aggressive Growth Fund and Lincoln National Global Asset Allocation Fund are managed by Delaware Management Company* and sub-advised by Putnam Investment Management, LLC.

Lincoln National Bond Fund, and Lincoln National Money Market Fund are managed by Delaware Management Company*.

Lincoln National Capital Appreciation Fund is managed by Delaware Management Company* and sub-advised by Janus Capital Management LLC.

Lincoln National International Fund is managed by Delaware Management Company* and sub-advised by Delaware International Advisers, Ltd.

Lincoln National Social Awareness Fund is managed by Delaware Management Company.**

MFS--Variable Insurance Trust ("MFS Variable Trust"), managed by Massachusetts Financial Services Company.

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT), managed by Neuberger Berman Management, Inc.

Putnam Variable Trust (Putnam VT), managed by Putnam Investment Management,
L.L.C.

Scudder VIT Funds, managed by Deutsche Asset Management, Inc.

Variable Insurance Products ("Fidelity(R) VIP"), managed by Fidelity Management & Research Company.

*Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Delaware Lincoln Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.

**Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Vantage Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the prospectus for the fund.

With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln New York (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln New York (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company.

The funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln New York and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

AFIS International Fund: Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AIM V.I. Growth Fund: Seeks growth of capital.

AIM V.I. International Growth Fund: Seeks to provide long-term growth of capital.

AIM V.I. Premier Equity Fund: Seeks to achieve long-term growth of capital. Income is a secondary objective.

Alliance Growth and Income Portfolio: Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securities and convertible securities.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

AllianceBernstein Small Cap Value Portfolio: Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

Delaware VIP Large Cap Value Series: Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.

Delaware VIP High Yield Series: Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.

Delaware VIP REIT Series: Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing primarily in the securities of companies primarily engaged in the real estate industry.

Delaware VIP Small Cap Value Series: Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware VIP Trend Series: Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.

Delaware VIP U.S. Growth: Seeks to maximize capital appreciation by investing in stocks of companies of all sizes. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

Fidelity(R) VIP Contrafund Portfolio: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity(R) VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreci- ation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity(R) VIP Growth Portfolio: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

Fidelity(R) VIP Overseas Portfolio: Seeks long-term growth of capital by investing primarily in foreign securities.

FTVIPT Franklin Small Cap Fund: Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater, at the time of purchase. The fund may continue to hold an investment for further capital growth opportunities even if the company is no longer considered a small cap company.

Janus Aspen Aggressive Growth Portfolio: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.

Janus Aspen Balanced Portfolio: Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The portfolio will normally invest at least 25% of its assets in fixed-income securities.

Janus Aspen Worldwide Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

Lincoln National Aggressive Growth Fund: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser known companies which have a chance to grow significantly in a short time.

Lincoln National Bond Fund: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln Capital Appreciation Fund: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

Lincoln National Global Asset Allocation Fund: Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

Lincoln National International Fund: Seeks long-term capital appreciation. The fund trades in securities outside the United States--mostly stocks, with an occasional bond or money market security.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

Lincoln National Social Awareness Fund: Seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

MFS(R) Variable Trust Capital Opportunities Series: Seeks capital appreciation.

MFS(R) Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.

MFS(R) Variable Trust Total Return Series: Seeks mainly to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS(R) Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

Neuberger Berman AMT Mid-Cap Growth Portfolio: Seeks growth of capital appreciation by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.

Neuberger Berman AMT Regency Portfolio: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies using a growth-oriented investment approach.

Putnam VT Growth & Income Fund: Seeks capital growth and current income.

Putnam VT Health Sciences Fund: Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.

Scudder VIT EAFE Equity Index: Seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International
(MSCI) EAFE(R) Index (EAFE(R) Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

Scudder VIT Equity 500 Index: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund expenses.

Scudder VIT Small Cap Index: The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.

FTVIPT Templeton Growth Securities Fund: Seeks long-term capital growth. Invests primarily in equity securities of companies of any nation, including those in the U.S. and emerging markets.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could con-flict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln New York, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services--See Additional services and the SAI for more information on these programs), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA for Lincoln ChoicePlus II
We apply a charge to the daily net asset value of the VAA. There is an administrative charge of 0.15% plus a mortality and expense risk charge of 1.25% for the EGMDB.

Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:

                                   Number of contract
                                   anniversaries since
                                   purchase payment was
                                   invested
             ------------------------------------------------------
                                        At least
                                   None 1   2   3   4   5   6   7+
             Surrender charge as a
               percentage of the
               surrendered or
               withdrawn purchase
               payments            6%   6   5   4   3   2   1   0

A surrender charge does not apply to:

 1.A surrender or withdrawal of a purchase payment beyond the seventh anniversary since the purchase payment was invested.

 2.Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the total purchase payments;

 3.A surrender or withdrawal of any purchase payments after the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, which disability occurred and has existed continuously for a period of twelve months before the 65th birthday of the contractowner.

 4.When the surviving spouse assumes ownership of the contract as a result of the death of the original owner.

 5.A surrender or withdrawal of any purchase payments as a result of admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days.

 6.A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner.

 7.A surrender of the contract as a result of the death of the contractowner or annuitant.

 8.Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln New York.

 9.Periodic payments made under any annuity payout option made available by Lincoln New York.


10.Regular income payments made under  Income4Life(R) Solution.


For purposes of calculating the surrender charge on withdrawals, Lincoln New York assumes that:

a.The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b.Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) until exhausted; then

  2.from earnings until exhausted.

c.On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.from earnings until exhausted; then

  3.from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased.

The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Transfer fee
We reserve the right to impose a $25 fee for transfers over 12 times during any contract year. Automatic dollar-cost averaging, cross reinvestment and portfolio rebalancing transfers are not included as transfers for purposes of calculating the transfer fee.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%. Currently, there is no premium tax levied for New York residents.

Other charges and deductions

Charges may also be imposed during the regular income and annuity payout period. See The contracts-- Income4Life(R) Solution (IRA) and Annuity payouts--(Non-Qualified).


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln New York or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Additional information
The administrative charge and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of charges and fees applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received at our servicing office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in New York and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner and annuitant cannot be older than age 89.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRA's and Roth IRA's, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into a new contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax.

Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by New York's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Lincoln New York reserves the right to limit purchase payments made to the contract.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our servicing office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent, we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1.The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period.

Transfers between subaccounts on or before the annuity commencement date

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. We reserve the right in the future to impose a $25 fee for transfers after the first 12 times during a contract year.


Transfers (within and/or between the variable and fixed subaccounts) are limited to twelve (12) per contract year unless otherwise authorized by Lincoln New York. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing programs elected on forms available from us. (See Additional services and the SAI for more information on these programs.)

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our servicing office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln New York, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our servicing office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln New York become aware of such disruptive practices, Lincoln New York may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

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You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed account.


Currently, there is no charge to you for a transfer. However, we reserve the right in the future to impose a $25 fee for transfers after the first 12 times during a contract year. Transfers are limited to twelve (12) per contract year unless otherwise authorized by Lincoln New York. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers. Transfers of all or a portion of a fixed account (other than automatic transfer programs) may be subject to an interest adjustment.


Transfers may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date

If you select Income4Life(R) Solution your transfer rights and restrictions for the variable subaccounts are the same as they were on or before the annuity commencement date, except that no money may be transferred to the fixed side of the contract.



If you do not select Income4Life(R) Solution, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. No transfers are allowed from the fixed side of the contract to the subaccounts.


Additional services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis. Upon receipt of additional purchase payment allocated to the DCA program, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as the additional purchase payments will be credited with interest at the standard DCA rate at the time.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit
The following provisions apply prior to the annuity commencement date.
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our servicing office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner. Only the contract value as of the day Lincoln New York approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, be comes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares), provided the annuitant named on this contract has not been changed (except within the first 30 days after the contract is issued or upon the death of a prior annuitant.

Notification of the election of this death benefit must be received by Lincoln New York within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant. Only the contract value as of the day Lincoln New York approves the payment of the claim is available on the death of the annuitant if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior annuitant.

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The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This approval of the death benefit will occur after receipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death;
(2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.


Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the death occurs before the annuity commencement date, the death benefit paid will be the greatest of:
(1) the contract value as of the day on which Lincoln New York approves the payment of the claim; (2) the sum of all purchase payments decreased proportionately by all withdrawals, including any applicable charges, and premium tax incurred; or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased proportionately by partial withdrawals, including any applicable charges, and any premium taxes incurred on or subsequent to the contract anniversary on which the highest contract value is obtained.


General death benefit information
The EGMDB will terminate if you elect

Income4Life(R) Solution.


If there are joint owners, upon the death of the first contractowner, Lincoln New York will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln New York will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or

2.If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you

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are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying the servicing office of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a reduction of the death benefit on the death of the annuitant. See The contracts--Death benefit.

A contingent annuitant may be named or changed by notifying the servicing office in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the servicing office. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to an interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the servicing office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

Small contract surrenders

Lincoln New York may surrender your IRA or nonqualified contract, in accordance with New York laws if: 1) your contract value drops below $2,000, for any reason, including if your contract value decreases due to performance of the subaccounts you selected, 2) no purchase payments have been received for 3(three) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month. At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.



Income4Life(R) Solution for IRA contracts


The Income4Life(R) Solution for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge (imposed only during the Income4Life(R) Solution payout phase), computed daily equal to an annual rate of 1.40% of the net asset value of the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. The charge will begin on the effective date of the contract for new contracts issued with the Income4Life(R) Solution. Otherwise, the Income4Life(R) Solution and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect Income4Life(R) Solution, you also choose monthly, quarterly or annual regular income payments, as well as the month the initial regular income payment is due. Regular income payments must begin within one year of the date you elect Income4Life(R) Solution.



The Income4Life(R) Solution is only available for IRA contracts (excluding SEP and SARSEP markets) with a contract value of $50,000 or more and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the Income4Life(R) Solution at the time of application or at any time before the annuity commencement date by sending a written request to our servicing office. Additional purchase payments may only be made during the Access Period. There is no guarantee that Income4Life(R) Solution will be available in the future as we reserve the right to discontinue this option at any time.



Once Income4Life(R) Solution begins, any prior death benefit election (i.e. EGMDB) will terminate once you elect the Income4Life(R) Solution and a new survivor benefit will be provided as discussed below. The amount paid under this new survivor benefit may be less than the amount that would have been paid under the death benefit provided before Income4Life(R) Solution began.


Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.


If Income4Life(R) Solution is selected, the applicable transfer provisions among sub-accounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the Income4Life(R) Solution begins, any automatic withdrawal service will terminate. See The contracts.


Assumed interest rates of 3%, 4% and 5% may be available. See Annuity payouts--Variable annuity payouts for a more detailed explanation.

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Regular Income. The  Income4Life(R) Solution option provides for variable, periodic regular income payments during a defined period of time (the "Access Period"), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate you choose. Subsequent regular income payments will be adjusted annually with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.



Access Period. At the time you elect Income4Life(R) Solution, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a survivor benefit, and during which you may make purchase payments, surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the Income4Life(R) Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



Account Value. The initial Account Value is the contract value at the time you elect the Income4Life(R) Solution. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable interest adjustment and surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.




Survivor Benefit. During the Access Period the survivor benefit is the Account Value. If there are joint annuitants and either annuitant dies during the Access Period, the Income4Life(R) Solution will terminate. The surviving annuitant may start a new Income4Life(R) Solution program. Following the Access Period, the survivor benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no survivor benefit.






Termination. You may terminate Income4Life(R) Solution prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the death benefit in effect before Income4Life(R) Solution began. Upon termination, we will stop assessing the charge for the Income4Life(R) Solution and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate Income4Life(R) Solution.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time Income4Life(R) Solution is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year, and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guaranteed period. However, we will not apply an interest adjustment to your regular income payments. At the end of the Access Period, we will transfer any amount remaining in the fixed side of the contract to the subaccounts in accordance with current allocation instructions. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.


Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

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If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the servicing office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. Any changes are subject to prior approval by the New York Superintendent of Insurance. You will be notified in writing of any changes, modifications or waivers. If any proposed change legally requires a vote of the contractowners, we will notify you about the nature of the proposed change and request your vote on the matter before implementing such a change.

Commissions
The commissions paid to dealers are a maximum of 7.0% of each purchase payment. In some instances, commissions on deposits may be lowered by as much as 2.50% and replaced by a commission of up to .65% of annual contract values. These commissions are not deducted from purchase payments or contract value, they are paid by us.

Lincoln New York may offer the contracts through its registered representatives or through registered representatives of broker-dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealers, Inc. (NASD) and their broker-dealers are members of the National Association of Securities Dealers, Inc. (NASD). Commissions may be paid to such broker-dealers on behalf of their registered representatives and these broker-dealers may retain a portion of the commissions paid. Lincoln New York may pay additional compensation to these broker-dealers and/or reimburse them for portions of contract sales expenses. These broker-dealers may pay their registered representatives a portion of the reimbursement allowance. Lincoln New York may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker-dealers.

Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln New York. Questions about your contract should be directed to us at 1-888-868-2583.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the variable annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

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Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the servicing office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln New York is in receipt of: (1) proof, satisfactory to Lincoln New York, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of .15% will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts
Variable annuity payouts will be determined using:

1.The contract value on the annuity commencement date, less any applicable premium taxes;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln New York. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

General information

The EGMDB is not available after the annuity commencement date. The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the servicing office. You must give us at least 30 days notice before the date on which you want payouts to begin. Annuity payouts cannot commence within 12 months of the effective date of the contract. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.



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Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.


Income4Life(R) Solution

(Non-qualified annuity contracts ONLY)

We also offer a variable annuity payout option for non-qualified contracts. The Income4Life(R) Solution, when available in your state, is subject to a charge (imposed only during the Income4Life(R) Solution payout phase), computed daily of an annual rate of 1.40% of the net asset value of the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. The charge will begin on the effective date of the contract for new contracts issued with the Income4Life(R) Solution. Otherwise, the Income4Life(R) Solution and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect Income4Life(R) Solution, you also choose monthly, quarterly or annual regular income payments, as well as the month the initial regular income payment is due. Regular income payments must begin within one year of the date you elect Income4Life(R) Solution.



If your contract value is at least $50,000, you may elect the Income4Life(R) Solution at the time of application or at any time before the annuity commencement date by sending a written request to our servicing office. The fixed account is not available with the Income4Life(R) Solution. Additional purchase payments will not be accepted after Income4Life(R) Solution is elected. There is no guarantee that Income4Life(R) Solution will be available in the future as we reserve the right to discontinue this option at any time.



Once the Income4Life(R) Solution begins, any prior death benefit election will terminate and a survivor benefit will be provided as discussed below. The amount paid under this survivor benefit may be less than the amount that would have been paid under the death benefit provided before Income4Life(R) Solution began.


Assumed interest rates of 3%, 4% and 5% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.


Regular Income. The Income4Life(R) Solution provides for variable, periodic regular income payments during a defined period of time (the "Access Period") and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate you choose. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Federal tax matters--Taxation of annuity payouts. You may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates.



Access Period. At the time you elect Income4Life(R) Solution, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the Income4Life(R) Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.



Account Value. The initial Account Value is the contract value on the Valuation Date the Income4Life(R) Solution is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.


Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.




Survivor Benefit. During the Access Period the survivor benefit is the Account Value. Following the Access Period, the survivor benefit will be the remaining guaranteed


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regular income payments, if any; otherwise there is no survivor benefit.





Termination. You may not terminate Income4Life(R) Solution once you elect it.


Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln New York's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln New York has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln New York has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to an interest adjustment (see Interest adjustment below) and other charges (see Charges and other deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3% interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN NEW YORK'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1, 3, 5, 7, or 10 years. Lincoln New York may add guaranteed periods or discontinue accepting money into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

Lincoln New York will notify the contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless Lincoln New York receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by Lincoln New York. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Interest adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing or regular income under Income4Life(R) Solution transfers) will be subject to an interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to an interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.

The interest adjustment is calculated by multiplying the transaction amount by:

                                    (1+A)n
                                     -----
                                            - 1
                                    (1+B)n

where:

A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).

.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

.. Your right to choose particular investments for a contract must be limited.

.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by an individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract

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

values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If you choose the levelized payout option under the Income4Life(R) Solution, the tax law may treat you as being in receipt of additional amounts of income and tax the additional amounts.


Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

.. Death prior to the annuity commencement date--

   . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

.. Death after the annuity commencement date--

   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

.. you receive on or after you reach age 59 1/2,

.. you receive because you became disabled (as defined in the tax law),

.. a beneficiary receives on or after your death, or

.. you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout,

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

a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of qualified plans:

.. Individual Retirement Accounts and Annuities ("Traditional IRAs")

.. Roth IRAs

.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")

.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

.. 403(b) plans (public school system and tax-exempt organization annuity plans)

.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)

.. 403(a) plans (qualified annuity plans)

.. H.R. 10 or Keogh Plans (self-employed individual plans)

.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

.. 403(b) plans (public school system and tax-exempt organization annuity plans).

We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

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

.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.

.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
The Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Required minimum distributions
Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new proposed regulations, the presence of an enhanced death benefit may require you to take additional distributions. Please contact your tax adviser regarding any tax ramifications.


Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

.. received on or after the annuitant reaches age 59 1/2,

.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

.. received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

.. received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

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Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Tax status of Lincoln New York
Under existing Federal income tax laws, Lincoln New York does not pay tax on investment income and realized capital gains of the VAA. Lincoln New York does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the variable annuity account--Fund shares.

Distribution of the contracts

Lincoln Financial Advisors Corporation ("LFA"), an Indiana corporation registered with the Securities and Exchange Commission as a broker-dealer, is the distributor and principal underwriter of the contracts. Under an agreement with LFA, Lincoln Financial Distributors ("LFD") will act as wholesaler and will assist LFA in forming the selling group. LFD will also perform certain enumerated marketing and ancillary functions in support of the selling group. The contracts will be sold by LFA registered representatives and by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LFA and have been licensed by state insurance departments to represents us. Lincoln New York will offer the contracts in New York only.

Return privilege

Within the 10-day free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the servicing office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes and the administrative and mortality and expense risk charges which had been deducted. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

State regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the servicing office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln New York and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings


Lincoln New York may be involved in various pending or threatened legal proceedings arising from the conduct of its business. These proceedings are routine and in the ordinary course of business and will not have a material effect on Lincoln New York, the VAA or the Principal Underwriter, Lincoln Financial Advisors Corp.

Statement of Additional Information
Table of contents for Separate Account N

Item                                       Page
-----------------------------------------------
General information and history of Lincoln
  New York                                 B-2
-----------------------------------------------
Special terms                              B-2
-----------------------------------------------
Services                                   B-2
-----------------------------------------------
Principal underwriter                      B-2
-----------------------------------------------
Purchase of securities being offered       B-2
-----------------------------------------------
Calculation of investment results          B-2
-----------------------------------------------


                     Item                             Page
                     -------------------------------------
                     Annuity payouts                   B-9
                     -------------------------------------
                     Advertising and sales literature B-11
                     -------------------------------------
                     Additional services              B-12
                     -------------------------------------
                     Other information                B-13
                     -------------------------------------
                     Financial statements             B-14
                     -------------------------------------

For a free copy of the SAI please see page one of this booklet.
               STATEMENT OF ADDITIONAL INFORMATION REQUEST CARD

                             Lincoln ChoicePlus II
                      Lincoln New York Separate Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Separate
Account N for Variable Annuities (ChoicePlus II).

                                (Please Print)

Name: _______________________________________________________________________

Address: ____________________________________________________________________

City________________________________  State ______________ Zip ______________

Mail to Lincoln New York Choice Plus, P.O. Box 7866, Fort Wayne, Indiana 46801.

Lincoln ChoicePlus II

Lincoln New York Separate Account N
for Variable Annuities (Registrant)

Lincoln Life & Annuity
Company of New York (Depositor)

Statement of Additional Information (SAI)

This Statement of Additional Information should be read in conjunction with the Lincoln ChoicePlus II

Prospectus of Lincoln New York Separate Account N for Variable Annuities dated May 24, 2002.

You may obtain a copy of the Lincoln ChoicePlus II Prospectus on request and without charge.
Please write Lincoln ChoicePlus Customer Service, Lincoln Life & Annuity Company of New York,
P.O. Box 7866, Fort Wayne, Indiana 46801 or call 1-888-868-2583.

Table of Contents

                   Item                                 Page
                   -----------------------------------------
                   General information and history
                   of Lincoln New York                  B-2
                   -----------------------------------------
                   Special terms                        B-2
                   -----------------------------------------
                   Services                             B-2
                   -----------------------------------------
                   Principal underwriter                B-2
                   -----------------------------------------
                   Purchase of securities being offered B-2
                   -----------------------------------------

                     Item                              Page
                     --------------------------------------
                     Calculation of investment results  B-2
                     --------------------------------------
                     Annuity payouts                    B-7
                     --------------------------------------
                     Advertising and sales literature   B-9
                     --------------------------------------
                     Additional services               B-10
                     --------------------------------------
                     Other information                 B-11
                     --------------------------------------
                     Financial statements              B-12
                     --------------------------------------





This SAI is not a Prospectus.


The date of this SAI is May 24, 2002.

General information and
history of Lincoln Life
& Annuity Company
of New York
(Lincoln New York)

Lincoln New York is a life insurance company founded in New York on June 6, 1996. Lincoln New York is a subsidiary of Lincoln Life. Lincoln Life is one of the largest stock life insurance companies in the United States. Lincoln Life, an Indiana Corporation is owned by Lincoln National Corp. (LNC), which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors
The financial statements of the variable annuity account (VAA) and the statutory-basis financial statements of Lincoln New York appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana, 46802, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln New York or by third parties responsible to Lincoln New York. Administrative services necessary for the operation of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligations of Lincoln New York under the contracts. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter

Lincoln Financial Advisors Corporation ("LFA"), an Indiana corporation registered with the Securities and Exchange Commission as a broker-dealer, is the principal underwriter for the contracts, which are offered continuously. Lincoln Financial Distributors, Inc. will perform certain marketing and other ancillary functions are described in the Prospectus. LFA retains no underwriting commissions from the sale of the variable annuity contracts.

Sales charges and exchange privileges under the contracts are described in the Prospectus.

Purchase of securities being offered

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling Lincoln New York products; through independent insurance brokers; and through certain securities brokers/dealers selected by Lincoln New York whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The paragraphs set forth below represent yield and total return performance information for the VAA and the subaccounts calculated in several different ways.

Money Market Fund Subaccount:

At times the VAA may advertise the Money Market subaccount's yield. The yield refers to the income generated by an investment in the subaccount over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The yield figure is based on historical earnings and is not intended to indicate future performance.

The money market subaccount's seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2001);

then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities. The Lincoln National Money Market Subaccount yield was 0.27% at December 31, 2001.

Total return

Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1 + T)n = ERV

Where: P = a hypothetical initial purchase payment of $1,000
       T = average annual total return for the period in question
       N = number of years
  ERV    =
           ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; and (2) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after a fund became available in the separate account.

Standard Performance Data (assuming the Income4Life(R) Solution is not in effect):


Period Ending December 31, 2001

                                                                         Since
                                                         1-Year  5-Years Inception
                                              Subaccount With    With    With
                                              Commenced  EGMDB   EGMDB   EGMDB
----------------------------------------------------------------------------------
AFIS Global Small Cap                          5/22/00   (20.1)%   N/A     (22.3)%
AFIS Growth                                    5/22/00   (25.3)    N/A     (17.0)
AFIS Growth-Income                             5/22/00    (4.9)    N/A      (0.4)
AFIS International                             5/22/00   (27.0)    N/A     (25.8)
AIM V.I. Growth Fund                           5/22/00   (40.9)    N/A     (36.5)
AIM V.I. International Growth Fund             5/22/00   (30.8)    N/A     (26.1)
AIM V.I. Premier Growth Fund                   5/22/00   (20.0)    N/A     (19.1)
Alliance Growth & Income                       5/22/00    (7.2)    N/A      (0.3)
Alliance Premier Growth                        5/22/00   (24.6)    N/A     (24.2)
AllianceBernstein Small Cap Value              9/19/01     N/A     N/A       N/A
Alliance Technology                            5/22/00   (32.5)    N/A     (34.7)
Delaware Large Cap Value Series                5/22/00   (11.3)    N/A       0.5
Delaware High Yield Series                     5/22/00   (11.7)    N/A     (13.4)
Delaware REIT Series                           5/22/00     7.2     N/A      15.0
Delaware Small Cap Value Series                5/22/00     4.2     N/A      12.9
Delaware Trend Series                          5/22/00   (22.6)    N/A     (19.1)
Delaware U.S. Growth Series                    9/19/01     N/A     N/A       N/A
Fidelity(R) VIP Contrafund Portfolio           9/19/01     N/A     N/A       N/A
Fidelity(R) VIP Equity-Income Portfolio        5/22/00   (12.5)    N/A      (3.3)
Fidelity(R) VIP Growth Portfolio               5/22/00   (25.0)    N/A     (20.0)
Fidelity(R) VIP Overseas Portfolio             5/22/00   (28.3)    N/A     (22.6)
Franklin Small Cap                             5/22/00   (22.4)    N/A     (19.1)
Janus Aggressive Growth                        9/19/01     N/A     N/A       N/A
Janus Balanced                                 9/19/01     N/A     N/A       N/A
Janus Worldwide Growth                         9/19/01     N/A     N/A       N/A
Lincoln National Aggressive Growth Fund        9/19/01     N/A     N/A       N/A
Lincoln National Bond Fund                     5/22/00     1.6     N/A       7.5
Lincoln National Capital Appreciation Fund     9/19/01     N/A     N/A       N/A
Lincoln National Global Asset Allocation Fund  9/19/01     N/A     N/A       N/A
Lincoln National International Fund            9/19/01     N/A     N/A       N/A
Lincoln National Money Market Fund             5/22/00    (3.4)    N/A      (0.2)
Lincoln National Social Awareness Fund         9/19/01     N/A     N/A       N/A
MFS(R) Capital Opportunities Series            9/19/01     N/A     N/A       N/A
MFS(R) Emerging Growth Series                  5/22/00   (40.5)    N/A     (32.1)
MFS(R) Total Return Series                     5/22/00    (7.4)    N/A       2.7
MFS(R) Utilities Series                        5/22/00   (31.5)    N/A     (16.7)
Neuberger Berman Mid-Cap Growth                9/19/01     N/A     N/A       N/A
Neuberger Berman Regency                       9/19/01     N/A     N/A       N/A
Putnam Growth & Income                         9/19/01     N/A     N/A       N/A
Putnam Health Sciences                         9/19/01     N/A     N/A       N/A
Scudder VIT EAFE Equity Index                  9/19/01     N/A     N/A       N/A
Scudder VIT Equity 500 Index                   5/22/00   (19.4)    N/A     (16.1)
Scudder VIT Small Cap Index                    9/19/01     N/A     N/A       N/A
Templeton Growth                               5/22/00    (8.7)    N/A      (2.3)

The performance figures shown reflect the cost of the EGMDB death benefit.

Non-standard investment results:

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information set forth below for the periods prior to the date that a fund became available in the VAA will be calculated based on (1) the performance of the fund adjusted for contract charges (ie: mortality and expense risk fees, any applicable administrative charges, excluding surrender charges) and the management and other expenses of the fund and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the fund. It may or may not reflect charges for any options
(ie: EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may provide illustrations of income payments and values during the annuity payout period, based on historical or hypothetical rates of return that are not guaranteed. We may also report non-standard performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.


Non-Standard Performance Data (assuming the Income4Life(R) Solution is not in effect):


Period Ending December 31, 2001

                                         YTD     1-year  3-year 5-year 10-year
                                         With    With    With   With   With             As if
                                         EGMDB   EGMDB   EGMDB  EGMDB  EGMDB   Lifetime Commenced
-------------------------------------------------------------------------------------------------
AFIS Global Small Cap                    (14.1)% (14.1)%  10.1%    NA     NA     8.5%    4/30/98
AFIS Growth                              (19.3)  (19.3)    8.8   17.1%  14.8%   14.6      2/8/84
AFIS Growth-Income                         1.1     1.1     5.7   11.2   11.8    12.8      2/8/84
AFIS International                       (21.0)  (21.0)    1.8    6.2    8.4     7.5      5/1/90
AIM V.I. Growth Fund                     (34.9)  (34.9)  (12.2)   2.2     NA     7.0      5/5/93
AIM V.I. International Growth Fund       (24.8)  (24.8)   (6.0)  (0.2)    NA     5.1      5/5/93
AIM V.I. Premier Equity Fund             (14.0)  (14.0)   (2.6)   7.9     NA    11.5      5/5/93
Alliance Growth & Income                  (1.2)   (1.2)    6.4   12.3   12.0    11.1     1/14/91
Alliance Premier Growth                  (18.6)  (18.6)   (4.5)  10.7     NA    13.6     6/26/92
AllianceBernstein Small Cap Value           NA      NA      NA     NA     NA    11.0     5/21/01
Alliance Technology                      (26.5)  (26.5)   (0.6)  10.6     NA    10.3     1/11/96
Delaware Large Cap Value Series           (5.3)   (5.3)   (0.3)   7.0   10.4     8.8     7/28/88
Delaware High Yield Series                (5.7)   (5.7)   (9.3)  (4.2)   2.2     3.7     7/28/88
Delaware REIT Series                       7.2     7.2    10.0     NA     NA     5.0      5/1/98
Delaware SmallCap Value Series            10.2    10.2     6.3    8.1     NA    10.3    12/27/93
Delaware Trend Series                    (16.6)  (16.6)    8.7   11.9     NA    12.8    12/27/93
Delaware U.S. Growth Series              (25.5)  (25.5)     NA     NA     NA   (13.0)   11/15/99
Fidelity VIP Contrafund Portfolio        (13.7)  (13.7)   (1.3)   8.5     NA    13.8      1/3/95
Fidelity VIP Equity-Income Portfolio      (6.5)   (6.5)    1.4    7.6   11.7    10.2     10/9/86
Fidelity VIP Growth Portfolio            (19.0)  (19.0)   (1.4)   9.8   11.5    11.9     10/9/86
Fidelity VIP Overseas Portfolio          (22.2)  (22.2)   (4.6)   1.1    4.2     4.4     1/28/87
Franklin Small Cap                       (16.4)  (16.4)   10.8    8.0     NA    11.0    10/31/95
Janus Aggressive Growth                  (40.4)  (40.4)   (4.0)   5.3     NA    10.7     9/13/93
Janus Balanced                            (6.2)   (6.2)    4.0   12.2     NA    12.4     9/13/93
Janus Worldwide Growth                   (23.7)  (23.7)    0.8    9.3)    NA    13.8     9/13/93
Lincoln National Aggressive Growth       (34.2)  (34.2)   (3.9)  (0.1)    NA     3.6      2/3/94
Lincoln National Bond Fund                 7.6     7.6     3.9    5.5    5.6     8.7    12/28/81
Lincoln National Capital Appreciation    (26.9)  (26.9)   (4.5)   7.9     NA    10.2      2/3/94
Lincoln National Global Asset Allocation  (9.0)   (9.0)   (2.3)   4.2    7.2     7.2      8/3/87
Lincoln National International           (11.2)  (11.2)    0.4    3.7    5.8     5.3      5/1/91
Lincoln National Money Market Fund         2.6     2.6     3.5    3.5    3.1     4.9      1/7/82
Lincoln National Social Awareness        (10.8)  (10.8)   (2.8)   8.0   11.6    12.8      5/2/88
MFS(R) Capital Opportunities Series      (24.7)  (24.7)    1.2   10.0     NA    10.8     8/14/96
MFS(R) Emerging Growth Series            (34.5)  (34.5)   (3.5)   7.3     NA    10.6     7/24/95
MFS(R) Total Return Series                (1.4)   (1.4)    4.5    8.6     NA    11.4      1/3/95
MFS(R) Utilities Series                  (25.5)  (25.5)    0.3    8.8     NA    12.9      1/3/95
Neuberger Berman Mid-Cap Growth          (25.7)  (25.7)    1.0     NA     NA    (0.8)    11/3/97
Neuberger Berman Regency                    NA      NA      NA     NA     NA    (0.8)    8/22/01
Putnam Growth & Income                    (7.7)   (7.7)   (0.6)   6.4   10.2    11.2      2/1/88
Putnam Health Sciences                   (20.9)  (20.9)    0.9     NA     NA     3.0      5/1/98
Scudder VIT EAFE Equity Index            (25.8)  (25.8)   (8.4)    NA     NA    (3.5)    8/22/97
Scudder VIT Equity 500 Index             (13.4)  (13.4)   (2.7)    NA     NA     4.1     10/1/97
Scudder VIT Small Cap Index                0.7     0.7     4.2     NA     NA     3.0     8/25/97
Templeton Growth                          (2.7)   (2.7)    5.1    6.8     NA     8.4     3/15/94

The performance figures shown above reflect the cost of the EGMDB death benefit.

Interest Adjustment

The following example illustrates the detailed calculations for a $50,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the "interest adjustment" and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. The effect of the interest adjustment is reflected in the yield rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The " Yield Rate Factor Calculation" and "Minimum Value Calculation" contain the explicit calculation of the yield factors and the 3% minimum guarantee respectively.
                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

Single Premium.......... $50,000
Premium Taxes........... None
Withdrawals............. None
Guaranteed Period....... 5 years
Guaranteed Interest Rate 4.50%
Annuity Date............ Age 70
Yield Rate A............ 5.00%
Yield Rate B............ 6.00% End of contract year 1
                         5.50% End of contract year 2
                         5.00% End of contract year 3
                         4.00% End of contract year 4

                          SURRENDER VALUE CALCULATION

                                 (3)
              (1)     (2)        Adjusted (4)     (5)        (6)       (7)
              Annuity Yield Rate Annuity  Minimum Greater of Surrender Surrender
Contract Year Value   Factor     Value    Value   (3) & (4)  Charge    Value
------------- ------- ---------- -------- ------- ---------- --------- ---------
      1...... $52,250  0.962795  $50,306  $51,500  $51,500    $3,000    $48,500
      2...... $54,601  0.985849  $53,829  $53,045  $53,829    $3,000    $50,829
      3...... $57,058  1.000000  $57,058  $54,636  $57,058    $2,500    $54,558
      4...... $59,626  1.009615  $60,199  $56,275  $60,199    $2,000    $58,199
      5...... $62,309    N/A     $62,309  $57,964  $62,309    $1,500    $60,809

                           ANNUITY VALUE CALCULATION

Contract Year
-------------
      1...... $50,000 X 1.045 = $52,250
      2...... $52,250 X 1.045 = $54,601
      3...... $54,601 X 1.045 = $57,058
      4...... $57,058 X 1.045 = $59,626
      5...... $59,626 X 1.045 = $62,309

                         SURRENDER CHARGE CALCULATION

Contract Year
------------- SC Factor Deposit     Surrender Chg
      1...... 0.060% X $50,000  =      $3,000
      2...... 0.060% X $50,000  =      $3,000
      3...... 0.050% X $50,000  =      $2,500
      4...... 0.040% X $50,000  =      $2,000
      5...... 0.030% X $50,000  =      $1,500

                         YIELD RATE FACTOR CALCULATION

Contract Year Yield A Yield B N   Result
------------- ------- ------- --- --------
      1......  5.00%   6.00%   4  0.962795
      2......  5.00%   5.50%   3  0.985849
      3......  5.00%   5.00%   2  1.000000
      4......  5.00%   4.00%   1  1.009615
      5......  5.00%    N/A   N/A   N/A

                           MINIMUM VALUE CALCULATION

Contract Year
-------------
      1...... $50,000 X 1.03 - $   = $51,500
      2...... $51,500 X 1.03 - $   = $53,045
      3...... $53,045 X 1.03 - $   = $54,636
      4...... $54,636 X 1.03 - $   = $56,275
      5...... $56,275 X 1.03 - $   = $57,964

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date less any applicable premium tax; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln New York makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln New York may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund.

The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

(a)The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

(b)A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Proof of age, sex and survival
Lincoln New York may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.


Income4Life(R) Solution options for Non-qualified contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than 14 days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor for the Income4Life(R) Solution; and (3) the investment results of the variable subaccounts selected.



The initial regular income payment is determined by dividing the contract value as of the valuation date no more than 14 days prior to the initial regular income payment date, less any premium taxes, by 1000 and multiplying this result by the Income4Life(R) Solution annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



Income4Life(R) Solution annuity factors are based on an assumed investment return of either 3%, 4% or 5% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and gender(s) of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.


At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.

The assumed interest rate is the measuring point for subsequent regular income payment. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln New York may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.


Income4Life(R) Solution options for IRA contracts

During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of the year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the Income4Life(R) Solution; and (3) the investment results of the fixed and/or variable subaccounts selected.


The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1000 and multiplying this result by the Income4Life(R) Solution annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment made of a subsequent year will be determined by dividing the account value as of December 31 of the year prior to the regular income payment by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



Income4Life(R) Solution annuity factors are based on an assumed investment return of either 3%, 4% or 5% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and gender(s) of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable the 1983 Table "a" Individual Annuity Mortality Table, modified.

At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.

The assumed interest rate is the measuring point for subsequent regular income payment. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the account value is invested in fixed or variable subaccounts. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccounts, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

After the Access Period only the variable portion of each subsequent regular income payment will be adjusted as discussed above.

Lincoln New York may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

Advertising and sales
literature

As set forth in the Prospectus, Lincoln New York may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln New York intends to refer.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research and Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index--A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Russell 1000 Index--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Russell 2000 Index--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Lehman Brothers Aggregate Bond Index--Composed of securities from Lehman Brothers Government/Corpo-rate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index--This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

Lehman Brothers Government Intermediate Bond Index--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

Merrill Lynch High Yield Master Index--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

Morgan Stanley Emerging Markets Free Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley World Capital International World Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morgan Stanley Pacific Basin (Ex-Japan) Index--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

Nareit Equity Reit Index--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

Salomon Brothers World Government Bond (Non US) Index--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Salomon Brothers 90 Day Treasury-Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Standard and Poor's Index (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.

Standard and Poor's Utilities Index--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

In its advertisements and other sales literature for the VAA and the funds, Lincoln New York intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet. An electronic communications network which may be used to provide information regarding Lincoln New York, performance of the subaccounts and advertisement literature.

Additional services

Dollar Cost Averaging (DCA)--You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between 6 and 60 months. Once elected, the program will re-main in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS)--AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our servicing office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending written request to our servicing office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess applicable surrender charges on those withdrawals. See Charges and other deductions--Surrender charge.

Portfolio Rebalancing--Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to our servicing office. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by writing our servicing office. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.

Cross Reinvestment Program--Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to our servicing office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $98 billion and annual consolidated revenues of almost $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.


Lincoln New York's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln New York serves. As of the date of this SAI, Lincoln New York was serving over 399 employer contracts and more than 118,000 million individuals.

Lincoln New York's assets, size. Lincoln New York may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2001 Lincoln New York had statutory admitted assets of over $2 billion.

Other information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.
Financial statements

Financial statements of the VAA and the statutory-basis financial statements of Lincoln New York appear on the following pages.

Part A - Prospectus for Lincoln ChoicePlus incorporated herein by reference to Post-Effective Amendment No. 3 filed on April 16, 2002.

Part B - Statement of Additional Information for Lincoln ChoicePlus incorporated herein by reference to Post-Effective Amendment No. 3 filed on April 16, 2002.

Lincoln Life & Annuity Variable Annuity Account N

Statement of assets and liabilities

December 31, 2001

                                                                                                         Mortality &
                                                                                                         Expense
                                                                             Contract                    Charges
                                                                             Purchase Due                Payable to
                                                                             From Lincoln                Lincoln
                                                                             Life & Annuity              Life & Annuity
                                                                             Company of                  Company of
                                                                 Investments New York       Total Assets New York
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Subaccount                         $   973,866    $    --     $   973,866      $  115
AIM V.I. Growth Subaccount                                         1,240,736         --       1,240,736         145
AIM V.I. International Equity Subaccount                             379,851         --         379,851          44
AIM V.I. Value Subaccount                                          2,268,912         --       2,268,912         273
AIM V.I. Growth Class II Subaccount                                    6,753         --           6,753           1
AIM V.I. International Equity Class II Subaccount                      6,413         --           6,413           1
AIM V.I. Value Class II Subaccount                                     6,816         --           6,816           1
AVPSF Growth Class B Subaccount                                      667,082         --         667,082          78
AVPSF Growth and Income Class B Subaccount                         3,041,437     13,544       3,054,981         365
AVPSF Premier Growth Class B Subaccount                            2,001,947         --       2,001,947         240
AVPSF Small Cap Value Class B Subaccount                               7,157         --           7,157           1
AVPSF Technology Class B Subaccount                                1,091,767         --       1,091,767         131
AFIS Global Small Cap Class 2 Subaccount                             200,467         --         200,467          24
AFIS Growth Class 2 Subaccount                                     3,208,769     30,059       3,238,828         383
AFIS Growth-Income Class 2 Subaccount                              4,275,581     34,573       4,310,154         505
AFIS International Class 2 Subaccount                              1,128,689     21,030       1,149,719         137
Deutsche VIT EAFE Equity Index Subaccount                              6,388         --           6,388           1
Deutsche VIT Equity 500 Index Subaccount                           2,142,281         --       2,142,281         251
Deutsche VIT Small Cap Index Subaccount                                7,302         --           7,302           1
Liberty Colonial Newport Tiger Subaccount                            120,662         --         120,662          14
DGPF Growth and Income Subaccount                                    592,770         --         592,770          69
DGPF High Yield Subaccount                                         1,035,140         --       1,035,140         119
DGPF Emerging Markets Subaccount                                      14,377         --          14,377           2
DGPF REIT Subaccount                                                 436,681         --         436,681          50
DGPF Select Growth Subaccount                                        883,576         --         883,576         103
DGPF Small Cap Value Subaccount                                    1,114,845         --       1,114,845         129
DGPF Social Awareness Subaccount                                      73,900         --          73,900           9
DGPF Trend Subaccount                                              1,331,851         --       1,331,851         155
DGPF Emerging Markets Service Class Subaccount                        12,472         --          12,472           2
DGPF Growth and Income Service Class Subaccount                      118,408         --         118,408          16
DGPF High Yield Service Class Subaccount                             339,175         --         339,175          45
DGPF REIT Service Class Subaccount                                   134,372         --         134,372          18
DGPF Select Growth Service Class Subaccount                           27,724         --          27,724           4
DGPF Small Cap Service Class Subaccount                              182,998         --         182,998          24
DGPF Social Awareness Service Class Subaccount                        81,351         --          81,351          11
DGPF Trend Service Class Subaccount                                  342,335         --         342,335          46
DGPF U.S. Growth Service Class Subaccount                              7,017         --           7,017           1
Fidelity VIP Equity Income Subaccount                              1,101,782      9,029       1,110,811         128
Fidelity VIP Growth Subaccount                                     1,396,338         --       1,396,338         163
Fidelity VIP Overseas Subaccount                                     170,435         --         170,435          20
Fidelity VIP Equity Income Service Class 2 Subaccount                 72,648         --          72,648           9
Fidelity VIP Growth Service Class 2 Subaccount                        52,176         --          52,176           7
Fidelity VIP Overseas Service Class 2 Subaccount                      48,061         --          48,061           6
Fidelity VIP II Contrafund Service Class 2 Subaccount                  6,594         --           6,594           1
Fidelity VIP III Growth Opportunities Subaccount                     125,548         --         125,548          15
Fidelity VIP III Growth Opportunities Service Class 2 Subaccount      30,382         --          30,382           4
Janus Aspen Series Aggressive Growth Service Class Subaccount          6,862         --           6,862           1
Janus Aspen Series Balanced Service Class Subaccount                   6,426         --           6,426           1
Janus Aspen Series Worldwide Growth Service Class Subaccount           6,938         --           6,938           1
LN Aggressive Growth Subaccount                                        7,480         --           7,480           1
LN Bond Subaccount                                                 6,012,689     45,147       6,057,836         718
LN Capital Appreciation Subaccount                                     7,005         --           7,005           1
LN Global Asset Allocation Subaccount                                  6,579         --           6,579           1
LN International Subaccount                                            6,645         --           6,645           1
LN Money Market Subaccount                                        15,259,849         --      15,259,849       1,890
LN Social Awareness Subaccount                                         6,935         --           6,935           1







                                                                 Net Assets
----------------------------------------------------------------------------
AIM V.I. Capital Appreciation Subaccount                         $   973,751
AIM V.I. Growth Subaccount                                         1,240,591
AIM V.I. International Equity Subaccount                             379,807
AIM V.I. Value Subaccount                                          2,268,639
AIM V.I. Growth Class II Subaccount                                    6,752
AIM V.I. International Equity Class II Subaccount                      6,412
AIM V.I. Value Class II Subaccount                                     6,815
AVPSF Growth Class B Subaccount                                      667,004
AVPSF Growth and Income Class B Subaccount                         3,054,616
AVPSF Premier Growth Class B Subaccount                            2,001,707
AVPSF Small Cap Value Class B Subaccount                               7,156
AVPSF Technology Class B Subaccount                                1,091,636
AFIS Global Small Cap Class 2 Subaccount                             200,443
AFIS Growth Class 2 Subaccount                                     3,238,445
AFIS Growth-Income Class 2 Subaccount                              4,309,649
AFIS International Class 2 Subaccount                              1,149,582
Deutsche VIT EAFE Equity Index Subaccount                              6,387
Deutsche VIT Equity 500 Index Subaccount                           2,142,030
Deutsche VIT Small Cap Index Subaccount                                7,301
Liberty Colonial Newport Tiger Subaccount                            120,648
DGPF Growth and Income Subaccount                                    592,701
DGPF High Yield Subaccount                                         1,035,021
DGPF Emerging Markets Subaccount                                      14,375
DGPF REIT Subaccount                                                 436,631
DGPF Select Growth Subaccount                                        883,473
DGPF Small Cap Value Subaccount                                    1,114,716
DGPF Social Awareness Subaccount                                      73,891
DGPF Trend Subaccount                                              1,331,696
DGPF Emerging Markets Service Class Subaccount                        12,470
DGPF Growth and Income Service Class Subaccount                      118,392
DGPF High Yield Service Class Subaccount                             339,130
DGPF REIT Service Class Subaccount                                   134,354
DGPF Select Growth Service Class Subaccount                           27,720
DGPF Small Cap Service Class Subaccount                              182,974
DGPF Social Awareness Service Class Subaccount                        81,340
DGPF Trend Service Class Subaccount                                  342,289
DGPF U.S. Growth Service Class Subaccount                              7,016
Fidelity VIP Equity Income Subaccount                              1,110,683
Fidelity VIP Growth Subaccount                                     1,396,175
Fidelity VIP Overseas Subaccount                                     170,415
Fidelity VIP Equity Income Service Class 2 Subaccount                 72,639
Fidelity VIP Growth Service Class 2 Subaccount                        52,169
Fidelity VIP Overseas Service Class 2 Subaccount                      48,055
Fidelity VIP II Contrafund Service Class 2 Subaccount                  6,593
Fidelity VIP III Growth Opportunities Subaccount                     125,533
Fidelity VIP III Growth Opportunities Service Class 2 Subaccount      30,378
Janus Aspen Series Aggressive Growth Service Class Subaccount          6,861
Janus Aspen Series Balanced Service Class Subaccount                   6,425
Janus Aspen Series Worldwide Growth Service Class Subaccount           6,937
LN Aggressive Growth Subaccount                                        7,479
LN Bond Subaccount                                                 6,057,118
LN Capital Appreciation Subaccount                                     7,004
LN Global Asset Allocation Subaccount                                  6,578
LN International Subaccount                                            6,644
LN Money Market Subaccount                                        15,257,959
LN Social Awareness Subaccount                                         6,934

                                                                                              Mortality &
                                                                                              Expense
                                                                  Contract                    Charges
                                                                  Purchase Due                Payable to
                                                                  From Lincoln                Lincoln
                                                                  Life & Annuity              Life & Annuity
                                                                  Company of                  Company of
                                                      Investments New York       Total Assets New York       Net Assets
------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Subaccount                        $   667,747    $    --      $  667,747       $ 78      $   667,669
MFS Total Return Subaccount                             2,536,192         --       2,536,192        292        2,535,900
MFS Utilities Subaccount                                1,427,948         --       1,427,948        165        1,427,783
MFS Research Subaccount                                   564,557         --         564,557         66          564,491
MFS Emerging Growth Service Class Subaccount               50,383         --          50,383          6           50,377
MFS Total Return Service Class Subaccount                 359,968         --         359,968         48          359,920
MFS Utilities Service Class Subaccount                    137,731         --         137,731         18          137,713
MFS Research Service Class Subaccount                      48,981         --          48,981          7           48,974
MFS Capital Opportunities Service Class Subaccount          7,167         --           7,167          1            7,166
NB AMT Mid-Cap Growth Subaccount                            7,234         --           7,234          1            7,233
NB AMT Regency Subaccount                                   6,721         --           6,721          1            6,720
Putnam VT Growth and Income Class IB Subaccount             6,548         --           6,548          1            6,547
Putnam VT Health Sciences Class IB Subaccount               6,370         --           6,370          1            6,369
Franklin Mutual Shares Securities Class 2 Subaccount      929,327         --         929,327        113          929,214
Franklin Small Cap Class 2 Subaccount                     537,371     21,030         558,401         63          558,338
Templeton Growth Securities Class 2 Subaccount            131,973         --         131,973         15          131,958
Templeton International Securities Class 2 Subaccount     577,476         --         577,476         68          577,408

                                      Affiliated  Non-Affiliated
                                      ----------- --------------
                Investments at Cost   $28,205,902  $37,277,091
                Investments at Market  28,036,174   33,810,760



See accompanying notes.

Lincoln Life & Annuity Variable Annuity Account N

Statement of operations

Year Ended December 31, 2001


                                                                          AIM V.I.                AIM V.I.
                                                                          Capital      AIM V.I.   International
                                                                          Appreciation Growth     Equity
                                                                          Subaccount   Subaccount Subaccount
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
..   Dividends from investment income                                      $      --    $   2,958  $   1,281
..   Dividends from net realized gains on investments                         77,905           --     10,016
..   Mortality and expense guarantees (M&E)
    Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                 (10,494)     (13,207)    (5,148)
    Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                      (5)          (5)        (5)
    Lincoln Choice Plus Access (1.40% Fee Rate)                                 (13)         (11)       (13)
    Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)             (351)        (145)       (47)
    Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)               (6)          (6)        (5)
    Lincoln Choice Plus L-Share (1.70% Fee Rate)                                 --           --         --
    Lincoln Choice Plus L-Share (1.95% Fee Rate)                                 --           --         --
                                                                          ---------    ---------  ---------
NET INVESTMENT INCOME (LOSS)                                                 67,036      (10,416)     6,079

Net Realized and Unrealized Gain (Loss) on Investments:
..   Net realized gain (loss) on investments                                 (82,308)     (98,891)   (32,982)
..   Net change in unrealized appreciation or depreciation on investments   (164,067)    (203,375)    25,708
                                                                          ---------    ---------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (246,375)    (302,266)    (7,274)
                                                                          ---------    ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $(179,339)   $(312,682) $  (1,195)
                                                                          =========    =========  =========

                                                                          AFIS                    AFIS
                                                                          Global       AFIS       Growth-
                                                                          Small Cap    Growth     Income
                                                                          Class 2      Class 2    Class 2
                                                                          Subaccount   Subaccount Subaccount
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
..   Dividends from investment income                                      $     689    $   8,996  $  26,826
..   Dividends from net realized gains on investments                          5,469      514,453    150,456
..   Mortality and expense guarantees (M&E)
    Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                  (1,013)     (25,006)   (20,046)
    Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                      (5)          (5)        (5)
    Lincoln Choice Plus Access (1.40% Fee Rate)                                 (14)         (15)       (20)
    Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)             (268)      (3,357)    (3,990)
    Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)               (6)          (6)        (6)
    Lincoln Choice Plus L-Share (1.70% Fee Rate)                                 (5)          (6)        (5)
    Lincoln Choice Plus L-Share (1.95% Fee Rate)                                 (6)          (6)        (6)
                                                                          ---------    ---------  ---------
NET INVESTMENT INCOME (LOSS)                                                  4,841      495,048    153,204

Net Realized and Unrealized Gain (Loss) on Investments:
..   Net realized gain (loss) on investments                                    (574)    (131,072)    (1,549)
..   Net change in unrealized appreciation or depreciation on investments     (4,081)    (689,017)  (106,066)
                                                                          ---------    ---------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       (4,655)    (820,089)  (107,615)
                                                                          ---------    ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $     186    $(325,041) $  45,589
                                                                          =========    =========  =========


See accompanying notes.


                                                                 AVPSF      AVPSF          AVPSF
              AIM V.I.     AIM V.I.        AIM V.I.   AVPSF      Growth     Premier        Small Cap  AVPSF
AIM V.I.      Growth Class International   Value      Growth     and Income Growth         Value      Technology
Value         II           Equity Class II Class II   Class B    Class B    Class B        Class B    Class B
Subaccount    Subaccount   Subaccount      Subaccount Subaccount Subaccount Subaccount     Subaccount Subaccount
-----------------------------------------------------------------------------------------------------------------
$   2,902     $ 16         $     22        $    9     $     648  $  8,130   $      --      $   --     $      --
   44,060       --              170           137        46,560    62,977      69,896          --        90,044
  (18,762)      (5)              (4)           (4)       (5,410)  (19,273)    (16,535)         (4)      (12,174)
       (5)      (5)              (5)           (5)           (5)       (5)         (5)         (5)           (6)
      (15)      --               --            --           (13)      (20)        (13)         --           (11)
   (3,551)      (5)              (5)           (5)         (109)   (4,790)     (2,445)         (5)       (2,114)
       (6)      (6)              (5)           (6)           (6)       (6)         (6)         (6)           (6)
       --       (5)              (5)           (5)           --        (5)         (6)         (5)           (6)
       --       (6)              (6)           (6)           --        (6)         (6)         (6)           (7)
---------     ----         --------        ------     ---------  --------   ---------      ------     ---------
   24,623      (16)             162           115        41,665    47,002      50,880         (31)       75,720

  (42,074)      --               --            --        (8,219)   (5,081)    (52,416)         --      (120,360)
 (160,130)     740              262           718      (117,944)  (85,772)   (207,500)      1,157      (205,319)
---------     ----         --------        ------     ---------  --------   ---------      ------     ---------
 (202,204)     740              262           718      (126,163)  (90,853)   (259,916)      1,157      (325,679)
---------     ----         --------        ------     ---------  --------   ---------      ------     ---------
$(177,581)    $724         $    424        $  833     $ (84,498) $(43,851)  $(209,036)     $1,126     $(249,959)
=========     ====         ========        ======     =========  ========   =========      ======     =========

              Deutsche                     Deutsche   Liberty
AFIS          VIT          Deutsche        VIT        Colonial   DGPF       DGPF           DGPF
International EAFE Equity  VIT Equity      Small Cap  Newport    Growth and High           Emerging   DGPF
Class 2       Index        500 Index       Index      Tiger      Income     Yield          Markets    REIT
Subaccount    Subaccount   Subaccount      Subaccount Subaccount Subaccount Subaccount     Subaccount Subaccount
-----------------------------------------------------------------------------------------------------------------
$   5,839     $ --         $ 17,982        $   42     $   1,014  $    393   $   7,260      $   36     $   1,756
  176,162       --            1,874           341            --        --          --          --           361
   (7,629)      (4)          (8,791)           (4)       (1,045)   (4,618)     (4,638)       (156)       (2,801)
       (5)      (5)              (5)           (5)           (5)       (5)         (5)         (5)           (5)
      (13)      --              (16)           --           (14)       --          --          --            --
   (3,486)      (5)            (436)           (5)         (122)       --          --          --            --
       (6)      (5)              (6)           (6)           (6)       --          --          --            --
       (5)      (5)              (5)           (5)           --        --          --          --            --
       (6)      (6)              (6)           (6)           --        --          --          --            --
---------     ----         --------        ------     ---------  --------   ---------      ------     ---------
  170,851      (30)          10,591           352          (178)   (4,230)      2,617        (125)         (689)

 (261,570)      --          (11,416)           --          (686)   (2,001)    (11,583)         39           896
   45,835      388          (52,925)          919       (11,223)   (5,240)      2,988         294        24,571
---------     ----         --------        ------     ---------  --------   ---------      ------     ---------
 (215,735)     388          (64,341)          919       (11,909)   (7,241)     (8,595)        333        25,467
---------     ----         --------        ------     ---------  --------   ---------      ------     ---------
$ (44,884)    $358         $(53,750)       $1,271     $ (12,087) $(11,471)  $  (5,978)     $  208     $  24,778
=========     ====         ========        ======     =========  ========   =========      ======     =========

Lincoln Life & Annuity Variable Annuity Account N

Year Ended December 31, 2001

                                                                          DGPF          DGPF       DGPF
                                                                          Select        Small Cap  Social
                                                                          Growth        Value      Awareness
                                                                          Subaccount    Subaccount Subaccount
-----------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
..   Dividends from investment income                                      $      --     $  1,626   $      16
..   Dividends from net realized gains on investments                             --           --         641
..   Mortality and expense guarantees (M&E)
    Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                  (8,694)      (5,898)       (652)
    Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                      (5)          (5)         (5)
    Lincoln Choice Plus Access (1.40% Fee Rate)                                  --           --          --
    Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)               --           --          --
    Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)               --           --          --
    Lincoln Choice Plus L-Share (1.70% Fee Rate)                                 --           --          --
    Lincoln Choice Plus L-Share (1.95% Fee Rate)                                 --           --          --
                                                                          ---------     --------   ---------
NET INVESTMENT INCOME (LOSS)                                                 (8,699)      (4,277)         --

Net Realized and Unrealized Gain (Loss) on Investments:
..   Net realized gain (loss) on investments                                 (61,167)         326      (1,984)
..   Net change in unrealized appreciation or depreciation on investments    (63,042)      64,997       2,850
                                                                          ---------     --------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (124,209)      65,323         866
                                                                          ---------     --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $(132,908)    $ 61,046   $     866
                                                                          =========     ========   =========

                                                                                        Fidelity
                                                                          DGPF          VIP        Fidelity
                                                                          U.S. Growth   Equity     VIP
                                                                          Service Class Income     Growth
                                                                          Subaccount    Subaccount Subaccount
-----------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
..   Dividends from investment income                                      $      --     $  5,403   $     352
..   Dividends from net realized gains on investments                             --       15,179      33,103
..   Mortality and expense guarantees (M&E)
    Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                      (4)      (9,153)    (13,566)
    Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                      (5)          (5)         (5)
    Lincoln Choice Plus Access (1.40% Fee Rate)                                  --           --          --
    Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)               (5)          --          --
    Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)               (6)          --          --
    Lincoln Choice Plus L-Share (1.70% Fee Rate)                                 (5)          --          --
    Lincoln Choice Plus L-Share (1.95% Fee Rate)                                 (6)          --          --
                                                                          ---------     --------   ---------
NET INVESTMENT INCOME (LOSS)                                                    (31)      11,424      19,884

Net Realized and Unrealized Gain (Loss) on Investments:
..   Net realized gain (loss) on investments                                      --      (10,495)    (34,264)
..   Net change in unrealized appreciation or depreciation on investments      1,017      (36,733)   (124,882)
                                                                          ---------     --------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        1,017      (47,228)   (159,146)
                                                                          ---------     --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $     986     $(35,804)  $(139,262)
                                                                          =========     ========   =========

See accompanying notes.

           DGPF          DGPF          DGPF                        DGPF          DGPF          DGPF
           Emerging      Growth and    High          DGPF          Select        Small         Social        DGPF
DGPF       Markets       Income        Yield         REIT          Growth        Cap           Awareness     Trend
Trend      Service Class Service Class Service Class Service Class Service Class Service Class Service Class Service Class
Subaccount Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------
       $--     $ 13         $    5       $  9,059       $   77         $  --        $   124        $   5        $    --
        --       --             --             --           17           --             --           283             --
  (13,446)       --             (4)            (4)          (4)           --             (4)          --             (5)
       (5)       --             (5)            (5)          (5)           --             (5)          --             (5)
        --      (24)           (31)           (24)         (30)          (17)           (34)         (23)           (18)
        --      (40)          (706)        (3,417)        (672)         (161)        (1,000)        (491)        (2,860)
        --       (6)            (6)            (5)          (5)           (6)            (6)          (6)            (6)
        --       --             (5)            (5)          (5)           --             (5)          --             (6)
        --       --             (6)            (5)          (6)           --             (6)          --             (6)
----------     ----         ------       --------       ------         -----        -------       ------        -------
  (13,451)      (57)          (758)         5,594         (633)         (184)          (936)        (232)        (2,906)

  (77,342)       (6)         (105)        (11,881)          23           (29)           (25)        (171)           229
  (18,213)      616         4,749          (4,251)       7,434          (680)        15,024           (4)        32,372
----------     ----         ------       --------       ------         -----        -------       ------        -------
  (95,555)      610          4,644        (16,132)       7,457          (709)        14,999         (175)        32,601
----------     ----         ------       --------       ------         -----        -------       ------        -------
$(109,006)     $553         $3,886       $(10,538)      $6,824         $(893)       $14,063       ($ 407)       $29,695
==========     ====         ======       ========       ======         =====        =======       ======        =======

                                                                                         Fidelity        Janus Aspen
           Fidelity VIP    Fidelity                        Fidelity        Fidelity      VIP III         Series        Janus Aspen
Fidelity   Equity          VIP             Fidelity VIP    VIP II          VIP III       Growth          Aggressive    Series
VIP        Income          Growth          Overseas        Contrafund      Growth        Opportunities   Growth        Balanced
Overseas   Service Class 2 Service Class 2 Service Class 2 Service Class 2 Opportunities Service Class 2 Service Class Service Class
Subaccount Subaccount      Subaccount      Subaccount      Subaccount      Subaccount    Subaccount      Subaccount    Subaccount
------------------------------------------------------------------------------------------------------------------------------------
  $3,874       $   71          $     2         $   162          $ --         $    193         $  12          $ --         $ 55
   6,123          203              219             256            --               --            --            --           --
 (2,675)           (4)              (4)             (4)           (4)          (1,100)           --            (4)          (4)
     (5)           (5)              (5)             (5)           (5)              (5)           --            (5)         (5)
      --          (29)             (20)            (21)           --               --           (21)           --          --
      --         (351)            (374)           (240)           (5)              --          (141)           (5)         (5)
      --           (6)              (6)             (6)           (6)              --            (6)           (6)         (6)
      --           (5)              (5)             (5)           (5)              --            --            (5)         (5)
      --           (6)              (6)             (6)           (6)              --            --            (6)         (6)
 -------       ------          -------         -------          ----         --------         -----          ----          ----
   7,317         (132)            (199)            131           (31)            (912)         (156)          (31)           24

  31,649         (180)            (117)           (758)           --           (2,542)          (29)           --           --
   9,913        1,397           (1,790)         (2,706)          593           (7,594)           27           862          372
 -------       ------          -------         -------          ----         --------         -----          ----          ----
  41,562        1,217           (1,907)         (3,464)          593          (10,136)           (2)          862           372
 -------       ------          -------         -------          ----         --------         -----          ----          ----
 $48,879       $1,085          $(2,106)        $(3,333)         $562         $(11,048)        $(158)         $831          $396
 =======       ======          =======         =======          ====         ========         =====          ====          ====

Lincoln Life & Annuity Variable Annuity Account N

Year Ended December 31, 2001

                                                                          Janus Aspen
                                                                          Series
                                                                          Worldwide     LN
                                                                          Growth        Aggressive    LN
                                                                          Service Class Growth        Bond
                                                                          Subaccount    Subaccount    Subaccount
-------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
..   Dividends from investment income                                      $     5       $     --      $213,665
..   Dividends from net realized gains on investments                           --             --            --
..   Mortality and expense guarantees (M&E)
    Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                    (4)            (5)      (30,907)
    Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                    (5)            (5)           (5)
    Lincoln Choice Plus Access (1.40% Fee Rate)                                --             --           (20)
    Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)             (5)            (5)      (10,300)
    Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)             (6)            (6)           (5)
    Lincoln Choice Plus L-Share (1.70% Fee Rate)                               (5)            (6)           (5)
    Lincoln Choice Plus L-Share (1.95% Fee Rate)                               (6)            (6)           (5)
                                                                          -------       --------      --------
NET INVESTMENT INCOME (LOSS)                                                  (26)           (33)      172,418

Net Realized and Unrealized Gain (Loss) on Investments:
..   Net realized gain (loss) on investments                                    --             --        19,351
..   Net change in unrealized appreciation or depreciation on investments      933          1,480       (16,648)
                                                                          -------       --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        933          1,480         2,703
                                                                          -------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $   907       $  1,447      $175,121
                                                                          =======       ========      ========

                                                                          MFS
                                                                          Total         MFS           MFS
                                                                          Return        Utilities     Research
                                                                          Service Class Service Class Service Class
                                                                          Subaccount    Subaccount    Subaccount
-------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
..   Dividends from investment income                                      $   908       $  1,058      $     --
..   Dividends from net realized gains on investments                        1,348          2,787         4,556
..   Mortality and expense guarantees (M&E)
    Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                    (4)            (4)           --
    Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                    (5)            (5)           --
    Lincoln Choice Plus Access (1.40% Fee Rate)                               (31)           (24)          (21)
    Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         (2,094)          (940)         (478)
    Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)             (5)            (5)           (6)
    Lincoln Choice Plus L-Share (1.70% Fee Rate)                               (5)            (5)           --
    Lincoln Choice Plus L-Share (1.95% Fee Rate)                               (6)            (5)           --
                                                                          -------       --------      --------
NET INVESTMENT INCOME (LOSS)                                                  106          2,857         4,051

Net Realized and Unrealized Gain (Loss) on Investments:
..   Net realized gain (loss) on investments                                  (602)          (202)          (55)
..   Net change in unrealized appreciation or depreciation on investments    5,220        (20,278)       (6,663)
                                                                          -------       --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                      4,618        (20,480)       (6,718)
                                                                          -------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 4,724       $(17,623)     $ (2,667)
                                                                          =======       ========      ========

See accompanying notes.


              LN                                                                                                MFS
LN            Global                   LN         LN         MFS            MFS                                 Emerging
Capital       Asset      LN            Money      Social     Emerging       Total      MFS        MFS           Growth
Appreciation  Allocation International Market     Awareness  Growth         Return     Utilities  Research      Service Class
Subaccount    Subaccount Subaccount    Subaccount Subaccount Subaccount     Subaccount Subaccount Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------------
$   --        $   26     $ 60          $240,011   $ 46       $      --      $ 19,462   $  29,208  $      70     $    --
    --            --       --                --     --          30,698        28,735      76,597     67,204       2,555
    (4)           (4)      (5)          (68,079)    (4)         (7,309)      (19,805)    (14,358)    (7,373)         (5)
    (5)           (5)      (5)               (5)    (5)             (5)           (5)         (5)        (5)         (5)
    --            --       --               (19)    --              --            --          --         --         (17)
    (5)           (5)      (5)          (31,852)    (5)             --            --          --         --        (519)
    (6)           (6)      (6)               (5)    (6)             --            --          --         --          (6)
    (5)           (5)      (5)               (5)    (5)             --            --          --         --          (6)
   (6)            (6)      (6)               (5)    (6)             --            --          --         --          (6)
------        ------     ----          --------   ----       ---------      --------   ---------  ---------     -------
   (31)           (5)      28           140,041     15          23,384        28,387      91,442     59,896       1,991

    --            --       --                --     --         (62,719)       (2,001)    (58,034)   (84,026)        (47)
 1,005           617      585                --    940        (130,618)      (23,819)   (343,713)   (94,662)     (5,841)
------        ------     ----          --------   ----       ---------      --------   ---------  ---------     -------
 1,005           617      585                --    940        (193,337)      (25,820)   (401,747)  (178,688)     (5,888)
------        ------     ----          --------   ----       ---------      --------   ---------  ---------     -------
$  974        $  612     $613          $140,041   $955       $(169,953)     $  2,567   $(310,305) $(118,792)    $(3,897)
======        ======     ====          ========   ====       =========      ========   =========  =========     =======

                                                             Franklin
MFS                                    Putnam VT  Putnam VT  Mutual                    Templeton  Templeton
Capital       NB AMT                   Growth     Health     Shares         Franklin   Growth     International
Opportunities Mid-Cap    NB AMT        and Income Sciences   Securities     Small Cap  Securities Securities
Service Class Growth     Regency       Class IB   Class IB   Class 2        Class 2    Class 2    Class 2
Subaccount    Subaccount Subaccount    Subaccount Subaccount Subaccount     Subaccount Subaccount Subaccount
-----------------------------------------------------------------------------------------------------------
$   --        $   --     $ --          $     --   $ --       $   7,253      $  1,244   $   1,557  $  10,793
    --            --       --                --     --          24,383            --      13,976     84,884
    (4)           (4)      (4)               (4)    (4)         (4,392)       (4,503)     (1,020)    (5,883)
    (5)           (5)      (5)               (5)    (5)             (5)           (5)         (5)        (5)
    --            --       --                --     --             (21)          (13)        (19)       (17)
    (5)           (5)      (5)               (5)    (5)         (2,098)         (110)        (32)      (743)
    (6)           (6)      (6)               (6)    (6)             (5)           (6)         (6)        (6)
    (5)           (5)      (5)               (5)    (5)             --            (5)         (5)        --
    (6)           (6)      (6)               (6)    (6)             --            (6)         (6)        --
------        ------     ----          --------   ----       ---------      --------   ---------  ---------
   (31)          (31)     (31)              (31)   (31)         25,115        (3,404)     14,440     89,023

    --            --       --                --     --          (3,685)      (15,282)     (1,708)   (87,208)
 1,167         1,234      721               548    370          (9,251)      (11,490)    (12,811)     6,605
------        ------     ----          --------   ----       ---------      --------   ---------  ---------
 1,167         1,234      721               548    370         (12,936)      (26,772)    (14,519)   (80,603)
------        ------     ----          --------   ----       ---------      --------   ---------  ---------
$1,136        $1,203     $690          $    517   $339       $  12,179      $(30,176)  $     (79) $   8,420
======        ======     ====          ========   ====       =========      ========   =========  =========

Lincoln Life & Annuity Variable Annuity Account N

Statements of changes in net assets

For the period from May 22, 2000 (inception) to December 31, 2000 and for the year ended December 31, 2001


                                                                        AIM V.I.                 AIM V.I.
                                                                        Capital      AIM V.I.    International
                                                                        Appreciation Growth      Equity
                                                                        Subaccount   Subaccount  Subaccount
--------------------------------------------------------------------------------------------------------------
Changes From Operations:
 . Net investment income (loss)                                         $    9,131   $   13,176  $     6,475
 . Net realized gain (loss) on investments                                    (132)      (1,014)         (38)
 . Net change in unrealized appreciation or depreciation on investments    (78,538)     (95,848)     (17,828)
                                                                        ----------   ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (69,539)     (83,686)     (11,391)
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                    476,960      514,924      118,813
   . Terminated contracts and transfers to annuity reserves                   (304)      (3,857)        (146)
                                                                        ----------   ----------  -----------
                                                                           476,656      511,067      118,667
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                2,000        2,000        2,000
                                                                        ----------   ----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                478,656      513,067      120,667
                                                                        ----------   ----------  -----------
TOTAL INCREASE IN NET ASSETS                                               409,117      429,381      109,276
                                                                        ----------   ----------  -----------
NET ASSETS AT DECEMBER 31, 2000                                            409,117      429,381      109,276
Changes From Operations:
 . Net investment income (loss)                                             67,036      (10,416)       6,079
 . Net realized gain (loss) on investments                                 (82,308)     (98,891)     (32,982)
 . Net change in unrealized appreciation or depreciation on investments   (164,067)    (203,375)      25,708
                                                                        ----------   ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (179,339)    (312,682)      (1,195)
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                  1,084,183    1,457,023    8,072,474
   . Terminated contracts and transfers to annuity reserves               (339,013)    (367,674)  (7,799,440)
                                                                        ----------   ----------  -----------
                                                                           745,170    1,089,349      273,034
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts               (1,197)      39,372       (1,308)
   . Annuity Payments                                                           --       (4,785)          --
   . Reimbursement of mortality guarantee adjustment                            --          (44)          --
                                                                        ----------   ----------  -----------
                                                                            (1,197)      34,543       (1,308)
                                                                        ----------   ----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                743,973    1,123,892      271,726
                                                                        ----------   ----------  -----------
TOTAL INCREASE IN NET ASSETS                                               564,634      811,210      270,531
                                                                        ----------   ----------  -----------
NET ASSETS AT DECEMBER 31, 2001                                         $  973,751   $1,240,591  $   379,807
                                                                        ==========   ==========  ===========

                                                                        AFIS Global  AFIS        AFIS
                                                                        Small Cap    Growth      Growth--
                                                                        Class 2      Class 2     Income Class
                                                                        Subaccount   Subaccount  2 Subaccount
--------------------------------------------------------------------------------------------------------------
Changes From Operations:
 . Net investment income (loss)                                         $      (74)  $   (2,628) $      (950)
 . Net realized gain (loss) on investments                                      (6)        (189)         (42)
 . Net change in unrealized appreciation or depreciation on investments     (2,214)     (68,506)      10,676
                                                                        ----------   ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (2,294)     (71,323)       9,684
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                     20,566    1,115,069      320,745
   . Terminated contracts and transfers to annuity reserves                    (60)      (3,789)      (1,380)
                                                                        ----------   ----------  -----------
                                                                            20,506    1,111,280      319,365
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                2,000        2,000        2,000
                                                                        ----------   ----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                 22,506    1,113,280      321,365
                                                                        ----------   ----------  -----------
TOTAL INCREASE IN NET ASSETS                                                20,212    1,041,957      331,049
                                                                        ----------   ----------  -----------
NET ASSETS AT DECEMBER 31, 2000                                             20,212    1,041,957      331,049
Changes From Operations:
 . Net investment income (loss)                                              4,841      495,048      153,204
 . Net realized gain (loss) on investments                                    (574)    (131,072)      (1,549)
 . Net change in unrealized appreciation or depreciation on investments     (4,081)    (689,017)    (106,066)
                                                                        ----------   ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                186     (325,041)      45,589
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                    183,412    2,997,290    4,154,320
   . Terminated contracts and transfers to annuity reserves                 (1,986)    (474,284)    (219,171)
                                                                        ----------   ----------  -----------
                                                                           181,426    2,523,006    3,935,149
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts               (1,381)      (1,477)      (2,138)
   . Annuity Payments                                                           --           --           --
   . Reimbursement of mortality guarantee adjustment                            --           --           --
                                                                        ----------   ----------  -----------
                                                                            (1,381)      (1,477)      (2,138)
                                                                        ----------   ----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                180,045    2,521,529    3,933,011
                                                                        ----------   ----------  -----------
TOTAL INCREASE IN NET ASSETS                                               180,231    2,196,488    3,978,600
                                                                        ----------   ----------  -----------
NET ASSETS AT DECEMBER 31, 2001                                         $  200,443   $3,238,445  $ 4,309,649
                                                                        ==========   ==========  ===========

See accompanying notes.


                                                                    AVPSF       AVPSF       AVPSF
              AIM V.I.     AIM V.I.        AIM V.I.   AVPSF         Growth and  Premier     Small Cap  AVPSF
AIM V.I.      Growth       International   Value      Growth        Income      Growth      Value      Technology
Value         Class II     Equity Class II Class II   Class B       Class B     Class B     Class B    Class B
Subaccount    Subaccount   Subaccount      Subaccount Subaccount    Subaccount  Subaccount  Subaccount Subaccount
------------------------------------------------------------------------------------------------------------------
$    26,752   $   --       $       --      $   --     $    (515)    $     (772) $   (1,244) $    --    $   (1,745)
       (205)      --               --          --           (28)         1,058         (66)      --          (530)
    (86,275)      --               --          --       (22,600)        10,679     (53,865)      --      (162,443)
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    (59,728)      --               --          --       (23,143)        10,965     (55,175)      --      (164,718)
    693,424       --               --          --       244,623        313,830     538,272       --       759,971
     (1,647)      --               --          --           (52)        (1,501)       (261)      --        (2,275)
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    691,777       --               --          --       244,571        312,329     538,011       --       757,696
      2,000       --               --          --         2,000          2,000       2,000       --         2,000
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    693,777       --               --          --       246,571        314,329     540,011       --       759,696
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    634,049       --               --          --       223,428        325,294     484,836       --       594,978
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    634,049       --               --          --       223,428        325,294     484,836       --       594,978
     24,623      (16)             162         115        41,665         47,002      50,880      (31)       75,720
    (42,074)      --               --          --        (8,219)        (5,081)    (52,416)      --      (120,360)
   (160,130)     740              262         718      (117,944)       (85,772)   (207,500)   1,157      (205,319)
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
   (177,581)     724              424         833       (84,498)       (43,851)   (209,036)   1,126      (249,959)

  2,260,733    6,028            5,988       5,982       562,065      2,900,841   1,922,741    6,030     1,099,665
   (447,084)      --               --          --       (32,774)      (125,557)   (197,520)      --      (352,099)
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
  1,813,649    6,028            5,988       5,982       529,291      2,775,284   1,725,221    6,030       747,566
     (1,478)      --               --          --        (1,217)        (2,111)      2,086       --          (949)
         --       --               --          --            --             --      (1,400)      --            --
         --       --               --          --            --             --          --       --            --
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
     (1,478)      --               --          --        (1,217)        (2,111)        686       --          (949)
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
  1,812,171    6,028            5,988       5,982       528,074      2,773,173   1,725,907    6,030       746,617
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
  1,634,590    6,752            6,412       6,815       443,576      2,729,322   1,516,871    7,156       496,658
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
$ 2,268,639   $6,752       $    6,412      $6,815     $ 667,004     $3,054,616  $2,001,707  $ 7,156    $1,091,636
===========   ======       ==========      ======     =========     ==========  ==========  =======    ==========

AFIS          Deutsche     Deutsche        Deutsche   Liberty       DGPF                    DGPF
International VIT EAFE     VIT Equity      VIT Small  Colonial      Growth and  DGPF        Emerging   DGPF
Class 2       Equity Index 500 Index       Cap Index  Newport Tiger Income      High Yield  Markets    REIT
Subaccount    Subaccount   Subaccount      Subaccount Subaccount    Subaccount  Subaccount  Subaccount Subaccount
------------------------------------------------------------------------------------------------------------------
$      (657)  $   --       $     (592)     $   --     $     273     $      253  $     (220) $   (32)   $     (171)
       (180)      --             (306)         --           (15)             6          (9)      --            12
    (26,410)      --          (16,014)         --        (7,053)         7,658      (3,297)    (264)        4,514
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    (27,247)      --          (16,912)         --        (6,795)         7,917      (3,526)    (296)        4,355
    212,862       --          218,956          --        62,014         99,018      56,594    7,519        55,431
       (744)      --             (703)         --            --             --        (159)      --          (432)
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    212,118       --          218,253          --        62,014         99,018      56,435    7,519        54,999
      2,000       --            2,000          --         2,000             --          --       --            --
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    214,118       --          220,253          --        64,014         99,018      56,435    7,519        54,999
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    186,871       --          203,341          --        57,219        106,935      52,909    7,223        59,354
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    186,871       --          203,341          --        57,219        106,935      52,909    7,223        59,354
    170,851      (30)          10,591         352          (178)        (4,230)      2,617     (125)         (689)
   (261,570)      --          (11,416)         --          (686)        (2,001)    (11,583)      39           896
     45,835      388          (52,925)        919       (11,223)        (5,240)      2,988      294        24,571
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    (44,884)     358          (53,750)      1,271       (12,087)       (11,471)     (5,978)     208        24,778
  8,845,528    6,029        1,146,288       6,030        79,839        576,072   1,226,047    6,980       367,528
 (7,836,635)      --         (110,024)         --        (2,978)       (78,835)   (237,957)     (36)      (15,029)
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
  1,008,893    6,029        1,036,264       6,030        76,861        497,237     988,090    6,944       352,499
     (1,298)      --          965,901          --        (1,345)            --          --       --            --
         --       --           (9,726)         --            --             --          --       --            --
         --       --               --          --            --             --          --       --            --
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
     (1,298)      --          956,175          --        (1,345)            --          --       --            --
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
  1,007,595    6,029        1,992,439       6,030        75,516        497,237     988,090    6,944       352,499
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
    962,711    6,387        1,938,689       7,301        63,429        485,766     982,112    7,152       377,277
-----------   ------       ----------      ------     ---------     ----------  ----------  -------    ----------
$ 1,149,582   $6,387       $2,142,030      $7,301     $ 120,648     $  592,701  $1,035,021  $14,375    $  436,631
===========   ======       ==========      ======     =========     ==========  ==========  =======    ==========

Lincoln Life & Annuity Variable Annuity Account N

For the period from May 22, 2000 (inception) to December 31, 2000 and for the year ended December 31, 2001

                                                                        DGPF          DGPF        DGPF
                                                                        Select        Small Cap   Social
                                                                        Growth        Value       Awareness
                                                                        Subaccount    Subaccount  Subaccount
-------------------------------------------------------------------------------------------------------------
Changes From Operations:
 . Net investment income (loss)                                         $  (1,440)    $     (131) $      (17)
 . Net realized gain (loss) on investments                                   (475)             2          --
 . Net change in unrealized appreciation or depreciation on investments  (113,315)         4,225        (112)
                                                                        ---------     ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          (115,230)         4,096        (129)
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                   520,189         44,373       2,017
   . Terminated contracts and transfers to annuity reserves                (2,665)            --          --
                                                                        ---------     ----------  ----------
                                                                          517,524         44,373       2,017
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                  --             --          --
                                                                        ---------     ----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS               517,524         44,373       2,017
                                                                        ---------     ----------  ----------
TOTAL INCREASE IN NET ASSETS                                              402,294         48,469       1,888
                                                                        ---------     ----------  ----------
NET ASSETS AT DECEMBER 31, 2000                                           402,294         48,469       1,888
Changes From Operations:
 . Net investment income (loss)                                            (8,699)        (4,277)         --
 . Net realized gain (loss) on investments                                (61,167)           326      (1,984)
 . Net change in unrealized appreciation or depreciation on investments   (63,042)        64,997       2,850
                                                                        ---------     ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          (132,908)        61,046         866
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                   815,573      1,028,837      86,874
   . Terminated contracts and transfers to annuity reserves              (201,486)       (23,794)    (15,737)
                                                                        ---------     ----------  ----------
                                                                          614,087      1,005,043      71,137
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                  --          1,254          --
   . Annuity Payments                                                          --         (1,096)         --
   . Reimbursement of mortality guarantee adjustment                           --             --          --
                                                                        ---------     ----------  ----------
                                                                               --            158          --
                                                                        ---------     ----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS               614,087      1,005,201      71,137
                                                                        ---------     ----------  ----------
TOTAL INCREASE IN NET ASSETS                                              481,179      1,066,247      72,003
                                                                        ---------     ----------  ----------
NET ASSETS AT DECEMBER 31, 2001                                         $ 883,473     $1,114,716  $   73,891
                                                                        =========     ==========  ==========

                                                                                      Fidelity
                                                                        DGPF          VIP         Fidelity
                                                                        U.S. Growth   Equity      VIP
                                                                        Service Class Income      Growth
                                                                        Subaccount    Subaccount  Subaccount
-------------------------------------------------------------------------------------------------------------
Changes From Operations:
 . Net investment income (loss)                                         $      --     $     (609) $   (1,254)
 . Net realized gain (loss) on investments                                     --             33        (991)
 . Net change in unrealized appreciation or depreciation on investments        --          8,314     (43,735)
                                                                        ---------     ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                --          7,738     (45,980)
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                        --        204,692     491,252
   . Terminated contracts and transfers to annuity reserves                    --         (1,598)     (2,631)
                                                                        ---------     ----------  ----------
                                                                               --        203,094     488,621
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                  --             --          --
                                                                        ---------     ----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                    --        203,094     488,621
                                                                        ---------     ----------  ----------
TOTAL INCREASE IN NET ASSETS                                                   --        210,832     442,641
                                                                        ---------     ----------  ----------
NET ASSETS AT DECEMBER 31, 2000                                                --        210,832     442,641
Changes From Operations:
 . Net investment income (loss)                                               (31)        11,424      19,884
 . Net realized gain (loss) on investments                                     --        (10,495)    (34,264)
 . Net change in unrealized appreciation or depreciation on investments     1,017        (36,733)   (124,882)
                                                                        ---------     ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               986        (35,804)   (139,262)
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                     6,030      1,028,514   1,359,339
   . Terminated contracts and transfers to annuity reserves                    --       (153,407)   (266,543)
                                                                        ---------     ----------  ----------
                                                                            6,030        875,107   1,092,796
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                  --         67,675          --
   . Annuity Payments                                                          --         (7,038)         --
   . Reimbursement of mortality guarantee adjustment                           --            (89)         --
                                                                        ---------     ----------  ----------
                                                                               --         60,548          --
                                                                        ---------     ----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                 6,030        935,655   1,092,796
                                                                        ---------     ----------  ----------
TOTAL INCREASE IN NET ASSETS                                                7,016        899,851     953,534
                                                                        ---------     ----------  ----------
NET ASSETS AT DECEMBER 31, 2001                                         $   7,016     $1,110,683  $1,396,175
                                                                        =========     ==========  ==========

See accompanying notes.


                                           DGPF                                         DGPF
                             DGPF Growth   High          DGPF          DGPF             Small         DGPF Social   DGPF
DGPF        DGPF Emerging    and Income    Yield         REIT          Select           Cap           Awareness     Trend
Trend       Markets Service  Service Class Service Class Service Class Growth Service   Service Class Service Class Service Class
Subaccount  Class Subaccount Subaccount    Subaccount    Subaccount    Class Subaccount Subaccount    Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------------------
$   (2,012) $   (24)         $     13      $     (25)    $    (26)     $   (24)         $    (29)     $   (25)      $    (25)
      (278)      --                --             --           --           --                --           --             --
  (119,045)    (670)              615           (391)         313         (974)              770         (458)          (873)
----------  -------          --------      ---------     --------      -------          --------      -------       --------
  (121,335)    (694)              628           (416)         287         (998)              741         (483)          (898)
   732,618    2,023             2,027          2,025        2,025        2,024             2,028        2,025          2,025
    (2,258)      --                --             --           --           --                --           --             --
----------  -------          --------      ---------     --------      -------          --------      -------       --------
   730,360    2,023             2,027          2,025        2,025        2,024             2,028        2,025          2,025
        --    2,000             2,000          2,000        2,000        2,000             2,000        2,000          2,000
----------  -------          --------      ---------     --------      -------          --------      -------       --------
   730,360    4,023             4,027          4,025        4,025        4,024             4,028        4,025          4,025
----------  -------          --------      ---------     --------      -------          --------      -------       --------
   609,025    3,329             4,655          3,609        4,312        3,026             4,769        3,542          3,127
----------  -------          --------      ---------     --------      -------          --------      -------       --------
   609,025    3,329             4,655          3,609        4,312        3,026             4,769        3,542          3,127
   (13,451)     (57)             (758)         5,594         (633)        (184)             (936)        (232)        (2,906)
   (77,342)      (6)             (105)       (11,881)          23          (29)              (25)        (171)           229
   (18,213)     616             4,749         (4,251)       7,434         (680)           15,024           (4)        32,372
----------  -------          --------      ---------     --------      -------          --------      -------       --------
  (109,006)     553             3,886        (10,538)       6,824         (893)           14,063         (407)        29,695
 1,150,142    8,588           110,989        505,825      123,218       25,587           196,373       80,723        313,618
  (335,931)      --            (1,138)      (159,766)          --           --           (32,231)      (2,518)        (4,151)
----------  -------          --------      ---------     --------      -------          --------      -------       --------
   814,211    8,588           109,851        346,059      123,218       25,587           164,142       78,205        309,467
    20,210       --                --             --           --           --                --           --             --
    (2,721)      --                --             --           --           --                --           --             --
       (23)      --                --             --           --           --                --           --             --
----------  -------          --------      ---------     --------      -------          --------      -------       --------
    17,466       --                --             --           --           --                --           --             --
----------  -------          --------      ---------     --------      -------          --------      -------       --------
   831,677    8,588           109,851        346,059      123,218       25,587           164,142       78,205        309,467
----------  -------          --------      ---------     --------      -------          --------      -------       --------
   722,671    9,141           113,737        335,521      130,042       24,694           178,205       77,798        339,162
----------  -------          --------      ---------     --------      -------          --------      -------       --------
$1,331,696  $12,470          $118,392      $ 339,130     $134,354      $27,720          $182,974      $81,340       $342,289
==========  =======          ========      =========     ========      =======          ========      =======       ========


             Fidelity        Fidelity                        Fidelity                       Fidelity
Fidelity     VIP             VIP             Fidelity        VIP II          Fidelity       VIP III Growth
VIP          Equity Income   Growth          VIP Overseas    Contrafund      VIP III Growth Opportunities
Overseas     Service Class 2 Service Class 2 Service Class 2 Service Class 2 Opportunities  Service Class 2
Subaccount   Subaccount      Subaccount      Subaccount      Subaccount      Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------
$      (295) $   (28)        $   (25)        $   (25)        $   --          $   (116)      $   (25)
        (16)      --              --              --             --                (3)           --
     (7,127)     375            (632)           (535)            --            (3,155)         (582)
-----------  -------         -------         -------         ------          --------       -------
     (7,438)     347            (657)           (560)            --            (3,274)         (607)

     76,930    2,027           2,025           2,025             --            39,657         2,025
        (32)      --              --              --             --                --            --
-----------  -------         -------         -------         ------          --------       -------
     76,898    2,027           2,025           2,025             --            39,657         2,025

         --    2,000           2,000           2,000             --                --         2,000
-----------  -------         -------         -------         ------          --------       -------
     76,898    4,027           4,025           4,025             --            39,657         4,025
-----------  -------         -------         -------         ------          --------       -------
     69,460    4,374           3,368           3,465             --            36,383         3,418
-----------  -------         -------         -------         ------          --------       -------
     69,460    4,374           3,368           3,465             --            36,383         3,418

      7,317     (132)           (199)            131            (31)             (912)         (156)
     31,649     (180)           (117)           (758)            --            (2,542)          (29)
      9,913    1,397          (1,790)         (2,706)           593            (7,594)           27
-----------  -------         -------         -------         ------          --------       -------
     48,879    1,085          (2,106)         (3,333)           562           (11,048)         (158)

  7,332,426   68,134          51,965          49,970          6,031           115,885        27,849
 (7,280,350)    (954)         (1,058)         (2,047)            --           (15,687)         (731)
-----------  -------         -------         -------         ------          --------       -------
     52,076   67,180          50,907          47,923          6,031           100,198        27,118

         --       --              --              --             --                --            --
         --       --              --              --             --                --            --
         --       --              --              --             --                --            --
-----------  -------         -------         -------         ------          --------       -------
         --       --              --              --             --                --            --
-----------  -------         -------         -------         ------          --------       -------
     52,076   67,180          50,907          47,923          6,031           100,198        27,118
-----------  -------         -------         -------         ------          --------       -------
    100,955   68,265          48,801          44,590          6,593            89,150        26,960
-----------  -------         -------         -------         ------          --------       -------
$   170,415  $72,639         $52,169         $48,055         $6,593          $125,533       $30,378
===========  =======         =======         =======         ======          ========       =======

Janus Aspen
Series        Janus Aspen
Aggressive    Series
Growth        Balanced
Service Class Service Class
Subaccount    Subaccount
---------------------------
$   --        $   --
    --            --
    --            --
------        ------
    --            --

    --            --
    --            --
------        ------
    --            --

    --            --
------        ------
    --            --
------        ------
    --            --
------        ------
    --            --

   (31)           24
    --            --
   862           372
------        ------
   831           396

 6,030         6,029
    --            --
------        ------
 6,030         6,029

    --            --
    --            --
    --            --
------        ------
    --            --
------        ------
 6,030         6,029
------        ------
 6,861         6,425
------        ------
$6,861        $6,425
======        ======

Lincoln Life & Annuity Variable Annuity Account N
Statements of changes in net assets (continued)
For the period from May 22, 2000 (inception) to December 31, 2000 and for the year ended December 31, 2001

                                                                        Janus Aspen
                                                                        Series Worldwide LN
                                                                        Growth           Aggressive
                                                                        Service Class    Growth        LN Bond
                                                                        Subaccount       Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 . Net investment income (loss)                                         $     --         $     --      $   31,089
 . Net realized gain (loss) on investments                                    --               --              66
 . Net change in unrealized appreciation or depreciation on investments       --               --          (1,885)
                                                                        --------         --------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               --               --          29,270
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                       --               --         709,756
   . Terminated contracts and transfers to annuity reserves                   --               --            (333)
                                                                        --------         --------      ----------
                                                                              --               --         709,423
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                 --               --           2,000
                                                                        --------         --------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                   --               --         711,423
                                                                        --------         --------      ----------
TOTAL INCREASE IN NET ASSETS                                                  --               --         740,693
                                                                        --------         --------      ----------
NET ASSETS AT DECEMBER 31, 2000                                               --               --         740,693
Changes From Operations:
 . Net investment income (loss)                                              (26)             (33)        172,418
 . Net realized gain (loss) on investments                                    --               --          19,351
 . Net change in unrealized appreciation or depreciation on investments      933            1,480         (16,648)
                                                                        --------         --------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              907            1,447         175,121
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                    6,030            6,032       5,736,627
   . Terminated contracts and transfers to annuity reserves                   --               --        (661,754)
                                                                        --------         --------      ----------
                                                                           6,030            6,032       5,074,873
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                 --               --          75,443
   . Annuity Payments                                                         --               --          (8,904)
   . Reimbursement of mortality guarantee adjustment                          --               --            (108)
                                                                        --------         --------      ----------
                                                                              --               --          66,431
                                                                        --------         --------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                6,030            6,032       5,141,304
                                                                        --------         --------      ----------
TOTAL INCREASE IN NET ASSETS                                               6,937            7,479       5,316,425
                                                                        --------         --------      ----------
NET ASSETS AT DECEMBER 31, 2001                                         $  6,937         $  7,479      $6,057,118
                                                                        ========         ========      ==========

                                                                                         MFS           MFS
                                                                        MFS Total        Utilities     Research
                                                                        Return Service   Service Class Service Class
                                                                        Class Subaccount Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 . Net investment income (loss)                                         $    (28)        $    (26)     $      (26)
 . Net realized gain (loss) on investments                                    --               --              --
 . Net change in unrealized appreciation or depreciation on investments      484              (12)           (445)
                                                                        --------         --------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              456              (38)           (471)
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                    2,027            2,025           2,026
   . Terminated contracts and transfers to annuity reserves                   --               --              --
                                                                        --------         --------      ----------
                                                                           2,027            2,025           2,026
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts              2,000            2,000           2,000
                                                                        --------         --------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                4,027            4,025           4,026
                                                                        --------         --------      ----------
TOTAL INCREASE IN NET ASSETS                                               4,483            3,987           3,555
                                                                        --------         --------      ----------
NET ASSETS AT DECEMBER 31, 2000                                            4,483            3,987           3,555
Changes From Operations:
 . Net investment income (loss)                                              106            2,857           4,051
 . Net realized gain (loss) on investments                                  (602)            (202)            (55)
 . Net change in unrealized appreciation or depreciation on investments    5,220          (20,278)         (6,663)
                                                                        --------         --------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            4,724          (17,623)         (2,667)
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                  382,890          151,947          48,086
   . Terminated contracts and transfers to annuity reserves              (32,177)            (598)             --
                                                                        --------         --------      ----------
                                                                         350,713          151,349          48,086
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                 --               --              --
   . Annuity Payments                                                         --               --              --
   . Reimbursement of mortality guarantee adjustment                          --               --              --
                                                                        --------         --------      ----------
                                                                              --               --              --
                                                                        --------         --------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS              350,713          151,349          48,086
                                                                        --------         --------      ----------
TOTAL INCREASE IN NET ASSETS                                             355,437          133,726          45,419
                                                                        --------         --------      ----------
NET ASSETS AT DECEMBER 31, 2001                                         $359,920         $137,713      $   48,974
                                                                        ========         ========      ==========

See accompanying notes.


                                                                                                                    MFS
              LN Global                                         MFS                                                 Emerging
LN Capital    Asset      LN            LN Money      LN Social  Emerging      MFS Total   MFS         MFS           Growth
Appreciation  Allocation International Market        Awareness  Growth        Return      Utilities   Research      Service Class
Subaccount    Subaccount Subaccount    Subaccount    Subaccount Subaccount    Subaccount  Subaccount  Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------------------
$   --        $   --     $   --        $     15,273  $   --     $    (926)    $     (841) $   (1,255) $      (951)  $   (25)
    --            --         --                  --      --           (37)           551         (77)        (138)       --
    --            --         --                  --      --       (42,049)        15,609        (507)     (30,379)     (708)
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
    --            --         --              15,273      --       (43,012)        15,319      (1,839)     (31,468)     (733)
    --            --         --           3,950,259      --       377,842        319,535     460,744      325,054     2,025
    --            --         --            (463,593)     --           (50)        (1,059)     (2,008)        (934)       --
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
    --            --         --           3,486,666      --       377,792        318,476     458,736      324,120     2,025
    --            --         --               2,000      --            --             --          --           --     2,000
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
    --            --         --           3,488,666      --       377,792        318,476     458,736      324,120     4,025
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
    --            --         --           3,503,939      --       334,780        333,795     456,897      292,652     3,292
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
    --            --         --           3,503,939      --       334,780        333,795     456,897      292,652     3,292
   (31)           (5)        28             140,041      15        23,384         28,387      91,442       59,896     1,991
    --            --         --                  --      --       (62,719)        (2,001)    (58,034)     (84,026)      (47)
 1,005           617        585                  --     940      (130,618)       (23,819)   (343,713)     (94,662)   (5,841)
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
   974           612        613             140,041     955      (169,953)         2,567    (310,305)    (118,792)   (3,897)
 6,030         5,966      6,031          45,174,703   5,979       688,262      2,550,680   1,511,275      694,775    50,982
    --            --         --         (33,590,596)     --      (186,338)      (367,756)   (256,093)    (304,144)       --
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
 6,030         5,966      6,031          11,584,107   5,979       501,924      2,182,924   1,255,182      390,631    50,982
    --            --         --              34,540      --         1,312         18,632      30,099           --        --
    --            --         --              (4,618)     --          (394)        (1,994)     (4,058)          --        --
    --            --         --                 (50)     --            --            (24)        (32)          --        --
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
    --            --         --              29,872      --           918         16,614      26,009           --        --
              ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
 6,030         5,966      6,031          11,613,979   5,979       502,842      2,199,538   1,281,191      390,631    50,982
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
 7,004         6,578      6,644          11,754,020   6,934       332,889      2,202,105     970,886      271,839    47,085
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------   -------
$7,004        $6,578     $6,644        $ 15,257,959  $6,934     $ 667,669     $2,535,900  $1,427,783  $   564,491   $50,377
======        ======     ======        ============  ======     =========     ==========  ==========  ===========   =======
                                       Putnam VT     Putnam     Franklin                  Templeton   Templeton
              NB AMT                   Growth and    VT Health  Mutual Shares Franklin    Growth      International
MFS Capital   Mid-Cap    NB AMT        Income        Sciences   Securities    Small Cap   Securities  Securities
Opportunities Growth     Regency       Class IB      Class IB   Class 2       Class 2     Class 2     Class 2
Service Class Subaccount Subaccount    Subaccount    Subaccount Subaccount    Subaccount  Subaccount  Subaccount
Subaccount    ---------- ------------- ------------  ---------- ------------- ----------  ----------  -------------
-------------------------------------------------------------------------------------------------------------------
$   --        $   --     $   --        $         --  $   --     $    (336)    $     (477) $      (52) $      (618)
    --            --                             --      --             7            (63)         --           (5)
    --            --         --                  --      --         6,318        (23,626)        548        6,333
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
    --            --         --                  --      --         5,989        (24,166)        496        5,710
    --            --         --                  --      --        93,472        168,990      13,522      200,928
    --            --         --                  --      --          (104)          (539)         --         (715)
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
    --            --         --                  --      --        93,368        168,451      13,522      200,213
    --            --         --                  --      --         2,000          2,000       2,000        2,000
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
    --            --         --                  --      --        95,368        170,451      15,522      202,213
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
    --            --         --                  --      --       101,357        146,285      16,018      207,923
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
    --            --         --                  --      --       101,357        146,285      16,018      207,923
   (31)          (31)       (31)                (31)    (31)       25,115         (3,404)     14,440       89,023
    --            --         --                  --      --        (3,685)       (15,282)     (1,708)     (87,208)
 1,167         1,234        721                 548     370        (9,251)       (11,490)    (12,811)       6,605
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
 1,136         1,203        690                 517     339        12,179        (30,176)        (79)       8,420
 6,030         6,030      6,030               6,030   6,030       896,670        511,784     117,593    7,687,643
    --            --         --                  --      --       (78,627)       (84,951)       (128)  (7,331,540)
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
 6,030         6,030      6,030               6,030   6,030       818,043        426,833     117,465      356,103
    --            --         --                  --      --        (2,365)        17,350        (702)       6,141
    --            --         --                  --      --            --         (1,930)       (744)      (1,171)
    --            --         --                  --      --            --            (24)         --           (8)
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
    --            --         --                  --      --        (2,365)        15,396      (1,446)       4,962
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
 6,030         6,030      6,030               6,030   6,030       815,678        442,229     116,019      361,065
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
 7,166         7,233      6,720               6,547   6,369       827,857        412,053     115,940      369,485
------        ------     ------        ------------  ------     ---------     ----------  ----------  -----------
$7,166        $7,233     $6,720        $      6,547  $6,369     $ 929,214     $  558,338  $  131,958  $   577,408
======        ======     ======        ============  ======     =========     ==========  ==========  ===========

Lincoln Life & Annuity Variable Annuity Account N

Notes to financial statements

December 31, 2001


1. Accounting Policies and Account Information

The Variable Account:
Lincoln Life & Annuity Variable Annuity Account N (Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of five products. The available contracts are as follows:

..  Lincoln Choice Plus
..  Lincoln Choice Plus II
..  Lincoln Choice Plus Access
..  Lincoln Choice Plus Access II
..  Lincoln Choice Plus L-Share

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation:
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments:
The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of seventy three mutual funds (the Funds) of fifteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. Capital Appreciation Fund
  AIM V.I. Growth Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund
  AIM V.I. Growth Class II Fund
  AIM V.I. International Equity Class II Fund
  AIM V.I. Value Class II Fund

Alliance Variable Products Series Fund (AVPSF):
  AVPSF Growth Class B Fund
  AVPSF Growth and Income Class B Fund
  AVPSF Premier Growth Class B Fund
  AVPSF Small Cap Value Class B Fund
  AVPSF Technology Class B Fund

American Funds Insurance Series (AFIS):
  AFIS Global Small Cap Class 2 Fund
  AFIS Growth Class 2 Fund
  AFIS Growth-Income Class 2 Fund
  AFIS International Class 2 Fund

Deutsche Asset Management VIT Funds Trust (Deutsche   VIT):
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Equity 500 Index Fund
  Deutsche VIT Small Cap Index Fund

Liberty Variable Investment Trust (Liberty):
  Liberty Colonial Newport Tiger Fund

Delaware Group Premium Fund (DGPF):
  DGPF Growth and Income Series
  DGPF High Yield Series
  DGPF Emerging Markets Series
  DGPF REIT Series
  DGPF Select Growth Series
  DGPF Small Cap Value Series
  DGPF Social Awareness Series
  DGPF Trend Series
  DGPF Emerging Markets Service Class Series
  DGPF Growth and Income Service Class Series
  DGPF High Yield Service Class Series
  DGPF REIT Service Class Series
  DGPF Select Growth Service Class Series
  DGPF Small Cap Service Class Series
  DGPF Social Awareness Service Class Series
  DGPF Trend Service Class Series
  DGPF U.S. Growth Service Class Series

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Equity Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP Equity Income Service Class 2 Portfolio Fidelity VIP Growth Service Class 2 Portfolio
  Fidelity VIP Overseas Service Class 2 Portfolio

Fidelity Variable Insurance Products Fund II (Fidelity   VIP II):
  Fidelity VIP II Contrafund Service Class 2 Portfolio

Fidelity Variable Insurance Products Fund III (Fidelity   VIP III):
  Fidelity VIP III Growth Opportunities Portfolio
  Fidelity VIP III Growth Opportunities Service Class 2
    Portfolio

Janus Aspen Series:
  Janus Aspen Series Aggressive Growth Service Class   Portfolio
  Janus Aspen Series Balanced Service Class Portfolio Janus Aspen Series
  Worldwide Growth Service Class   Portfolio

Lincoln National (LN):
  LN Aggressive Growth Fund
  LN Bond Fund

Lincoln Life & Annuity Variable Annuity Account N

  LN Capital Appreciation Fund
  LN Global Asset Allocation Fund
  LN International Fund
  LN Money Market Fund
  LN Social Awareness Fund

MFS Variable Insurance Trust (MFS):
  MFS Emerging Growth Series
  MFS Total Return Series
  MFS Utilities Series
  MFS Research Series
  MFS Emerging Growth Service Class Series
  MFS Total Return Service Class Series
  MFS Utilities Service Class Series
  MFS Research Service Class Series
  MFS Capital Opportunities Service Class Series

Neuberger Berman Advisers Management Trust (NB   AMT):
  NB AMT Mid-Cap Growth Portfolio
  NB AMT Regency Portfolio

Putnam Variable Trust (Putnam VT):
  Putnam VT Growth and Income Class IB Fund
  Putnam VT Health Sciences Class IB Fund

Franklin Templeton Variable Insurance Products Trust:
  Franklin Mutual Shares Securities Class 2 Fund
  Franklin Small Cap Class 2 Fund
  Templeton Growth Securities Class 2 Fund
  Templeton International Securities Class 2 Fund

Investments in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends:
Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:
Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves:
Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 3%, 4%, 5% or 6%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 3%, 4%, 5% or 6%.

2. Mortality and Expense Guarantees and Other Transactions with Affiliate Amounts are paid to the Company for mortality and expense guarantees at a percentage of each Fund's average daily net assets within the Variable Account. The rates are as follows for the five contract types:

..  Lincoln Choice Plus and Choice Plus II at a daily rate of .0038356% (1.40%
   on an annual basis)
..  Lincoln Choice Plus and Choice Plus II at a daily rate of .0045205% (1.65%
   on an annual basis)
..  Lincoln Choice Plus Access at a daily rate of .0038356% (1.40% on an annual basis)
..  Lincoln Choice Plus Access and Choice Plus II Access at a daily rate of
   .0045205% (1.65% on an annual basis)
..  Lincoln Choice Plus Access and Choice Plus II Access at a daily rate of
   .0052055% (1.90% on an annual basis)
..  Lincoln Choice Plus L-Share at a daily rate of .0046575% (1.70% on an annual basis)
.. Lincoln Choice Plus L-Share at a daily rate of .0053425% (1.95% on an annual basis)

In addition, no amounts were retained by the Company for contract charges or surrender charges during 2001.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

Lincoln Life & Annuity Variable Annuity Account N

3. Unit Values
A summary of unit values, units outstanding, and net assets for variable annuity contracts at December 31 follows. Mortality and expense rates (fee rates) listed below are annualized rates.

                                                                                    2000        2001
                                                                                    Unit Value  Unit Value
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                $ 9.23(1)   $ 6.99
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       12.13(3)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         7.93(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           7.92(2)     5.98
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       12.12(3)
AIM V.I. Growth Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  8.33(1)     5.43
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                8.33(1)     5.43
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.13(3)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         7.37(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           7.36(2)     4.79
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       11.13(3)
AIM V.I. International Equity Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  8.98(1)     6.77
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       10.62(3)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         8.05(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           8.04(2)     6.05
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       10.61(3)
AIM V.I. Value Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  8.97(1)     7.74
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.32(3)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         8.50(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           8.49(2)     7.30
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       11.31(3)
AIM V.I. Growth Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.14(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.13(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.62(4)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.12(3)
  Lincoln Choice Plus II II L-Share (1.70% Fee Rate)                                      --       11.13(3)
  Lincoln Choice Plus II II L-Share (1.95% Fee Rate)                                      --       11.12(3)
AIM V.I. International Equity Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       10.62(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.61(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.23(4)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       10.61(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.61(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.60(3)
AIM V.I. Value Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.32(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.32(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.85(4)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.31(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.31(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.31(3)
AVPSF Growth Class B Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.01(1)     6.78
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.97(3)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         8.06(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           8.05(2)     6.04
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       11.96(3)
AVPSF Growth and Income Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              10.68(1)    10.55
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       11.32(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     10.48(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       10.47(2)    10.32
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       11.31(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.32(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.31(3)

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000        2001
                                                                                    Unit Value  Unit Value
-----------------------------------------------------------------------------------------------------------
AVPSF Premier Growth Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             $ 8.60(1)   $ 7.01
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       11.95(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      7.74(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        7.73(2)     6.28
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       11.94(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.95(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.95(3)
AVPSF Small Cap Value Class B Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.89(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.88(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.88(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.87(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.88(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.87(3)
AVPSF Technology Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               7.67(1)     5.64
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       12.87(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      6.65(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        6.64(2)     4.87
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       12.86(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       12.88(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       12.87(3)
AFIS Global Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               8.45(1)     7.26
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       12.50(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      8.25(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        8.24(2)     7.06
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       12.49(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       12.51(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       12.50(3)
AFIS Growth Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               9.93(1)     8.01
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       12.31(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      8.98(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        8.97(2)     7.22
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       12.31(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       12.32(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       12.31(3)
AFIS Growth-Income Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              10.42(1)    10.53
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       11.31(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     10.45(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       10.44(2)    10.53
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       11.31(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.32(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.31(3)
AFIS International Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               8.59(1)     6.79
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       10.84(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      7.84(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        7.83(2)     6.17
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       10.83(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.84(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.83(3)
Deutsche VIT EAFE Equity Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       10.61(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.60(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       10.60(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       10.59(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.60(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.59(3)

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000        2001
                                                                                    Unit Value  Unit Value
-----------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             $ 9.40(1)   $ 8.14
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             9.40(1)     8.14
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       11.28(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      9.00(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        8.99(2)     7.76
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       11.27(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.28(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.27(3)
Deutsche VIT Small Cap Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       12.13(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       12.12(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       12.12(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       12.11(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       12.12(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       12.11(3)
Liberty Colonial Newport Tiger Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.29(2)     7.46
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       12.01(3)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         8.26(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           8.25(2)     6.61
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       12.00(3)
DGPF Growth and Income Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 11.28(1)    10.69
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.10(3)
DGPF High Yield Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.05(1)     8.56
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       10.33(3)
DGPF Emerging Markets Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  8.85(1)     9.19
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.42(3)
DGPF REIT Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 11.69(1)    12.54
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       10.71(3)
DGPF Select Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  8.92(1)     6.70
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       12.22(3)
DGPF Small Cap Value Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 11.58(1)    12.78
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.80(3)
DGPF Social Awareness Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.35(1)     8.34
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.53(3)
DGPF Trend Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.26(1)     7.73
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                9.26(1)     7.73
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       12.79(3)
DGPF Emerging Markets Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         8.27(2)     8.57
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           8.26(2)     8.54
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       11.42(3)
DGPF Growth and Income Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.11(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.10(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     11.57(2)    10.95
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       11.56(2)    10.91
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       11.09(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.10(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.09(3)
DGPF High Yield Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       10.32(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.31(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      8.96(2)     8.45

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000        2001
                                                                                    Unit Value  Unit Value
-----------------------------------------------------------------------------------------------------------
DGPF High Yield Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      $ 8.96(2)   $ 8.42
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       10.30(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.31(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.30(3)
DGPF REIT Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       10.71(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.70(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     10.72(2)    11.49
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       10.71(2)    11.45
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       10.70(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.70(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.70(3)
DGPF Select Growth Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         7.51(2)     5.62
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           7.50(2)     5.60
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       12.22(3)
DGPF Small Cap Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.81(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.80(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     11.86(2)    13.06
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       11.85(2)    13.02
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       11.79(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.80(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.79(3)
DGPF Social Awareness Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         8.80(2)     7.83
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           8.79(2)     7.80
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       11.53(3)
DGPF Trend Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       12.80(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       12.79(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      7.76(2)     6.45
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        7.75(2)     6.42
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       12.78(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       12.79(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       12.78(3)
DGPF U.S. Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.65(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.64(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.64(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.63(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.64(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.63(3)
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.80(1)    10.12
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               10.80(1)    10.12
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.11(3)
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.38(1)     7.62
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.78(3)
Fidelity VIP Overseas Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.31(1)     7.23
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       10.90(3)
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.11(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.10(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     10.88(2)    10.16
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       10.86(2)    10.12
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       11.09(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.10(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.09(3)
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.78(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.78(3)

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000        2001
                                                                                    Unit Value  Unit Value
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Service Class 2 Portfolio (continued)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)    $ 8.36(2)   $ 6.76
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        8.35(2)     6.74
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       11.77(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.77(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.77(3)
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       10.91(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.90(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      8.61(2)     6.69
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        8.60(2)     6.66
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       10.89(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.90(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.89(3)
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       10.95(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.94(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       10.94(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       10.93(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.94(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.93(3)
Fidelity VIP III Growth Opportunities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.34(2)     7.88
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.35(3)
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         8.49(2)     7.14
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           8.48(2)     7.11
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       11.33(3)
Janus Aspen Series Aggressive Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.40(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.39(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.39(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.38(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.38(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.38(3)
Janus Aspen Series Balanced Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       10.67(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.66(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       10.66(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       10.65(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.66(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.65(3)
Janus Aspen Series Worldwide Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.52(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.51(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.51(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.50(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.51(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.50(3)
LN Aggressive Growth Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       12.42(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       12.41(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       12.41(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       12.41(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       12.41(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       12.40(3)
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              11.00(1)    11.84
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)            11.00(1)    11.84
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       10.12(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     10.62(2)       --

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000        2001
                                                                                    Unit Value  Unit Value
-----------------------------------------------------------------------------------------------------------
LN Bond Fund (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      $10.61(2)   $11.39
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       10.11(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.12(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.11(3)
LN Capital Appreciation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.63(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.62(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.62(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.62(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.62(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.61(3)
LN Global Asset Allocation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       10.98(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.97(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.38(4)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       10.96(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.97(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.96(3)
LN International Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.04(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.03(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.03(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.02(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.03(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.02(3)
LN Money Market Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              10.30(1)    10.57
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)            10.30(1)    10.57
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       10.02(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     10.22(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       10.21(2)    10.45
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       10.02(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.02(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.02(3)
LN Social Awareness Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.52(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.51(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       12.11(4)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.50(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.51(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.50(3)
MFS Emerging Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.12(1)     5.98
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       12.13(3)
MFS Total Return Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 11.21(1)    11.08
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               11.21(1)    11.08
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       10.64(3)
MFS Utilities Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.83(1)     8.09
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --        9.86(3)
MFS Research Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.54(1)     7.40
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       11.38(3)
MFS Emerging Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       12.14(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       12.14(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      8.17(2)     5.34
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        8.16(2)     5.32
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       12.13(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       12.13(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       12.13(3)

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000        2001
                                                                                    Unit Value  Unit Value
-----------------------------------------------------------------------------------------------------------
MFS Total Return Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                             $   --      $10.65(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.64(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     11.15(2)    10.99
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       11.13(2)    10.95
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       10.63(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.64(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.63(3)
MFS Utilities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --        9.85(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --        9.85(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      9.91(2)     7.38
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        9.90(2)     7.35
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --        9.84(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --        9.85(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --        9.84(3)
MFS Research Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         8.83(2)     6.83
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           8.82(2)     6.81
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       11.37(3)
MFS Capital Opportunities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.90(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.89(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.89(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.88(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.89(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.88(3)
NB AMT Mid-Cap Growth Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       12.01(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       12.01(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       12.01(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       12.00(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       12.00(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       12.00(3)
NB AMT Regency Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       11.16(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       11.15(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       11.15(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       11.15(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.15(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.14(3)
Putnam VT Growth and Income Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       10.87(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.86(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       10.86(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       10.86(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.86(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.85(3)
Putnam VT Health Sciences Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       10.58(3)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       10.57(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       10.57(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       10.56(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       10.57(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       10.56(3)
Franklin Mutual Shares Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 11.02(1)    11.64
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       10.75(3)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        10.86(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          10.85(2)    11.43
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       10.74(3)

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000        2001
                                                                                    Unit Value  Unit Value
-----------------------------------------------------------------------------------------------------------
Franklin Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             $ 9.22(1)   $ 7.70
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             9.22(1)     7.70
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       12.30(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      8.05(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        8.04(2)     6.70
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       12.29(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       12.30(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       12.29(3)
Templeton Growth Securities Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              10.51(1)    10.23
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)            10.51(1)    10.23
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       11.17(3)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     10.22(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       10.20(2)     9.91
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       11.16(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       11.17(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       11.16(3)
Templeton International Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.51(1)     8.71
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       10.88(3)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         9.68(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           9.67(2)     7.99
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       10.87(3)

(1)Commenced business on 5/22/2000 with an initial unit value of $10.
(2)Commenced business on 7/24/2000 with an initial unit value of $10.
(3)Commenced business on 9/19/2001 with an initial unit value of $10.
(4)Commenced business on 9/21/2001 with an initial unit value of $10.

                                                                 2000   2001
                                                                 Units  Units
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
  Lincoln Choice Plus (1.40% Fee Rate)                           43,962 127,878
  Lincoln Choice Plus (1.65% Fee Rate)                               --     100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)     200      --
  Lincoln Choice Plus Access (1.65% Fee Rate)                       200  13,056
  Lincoln Choice Plus Access (1.90% Fee Rate)                        --     100
AIM V.I. Growth Fund
  Lincoln Choice Plus (1.40% Fee Rate)                           51,188 211,566
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             --   5,558
  Lincoln Choice Plus (1.65% Fee Rate)                               --     100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)     200      --
  Lincoln Choice Plus Access (1.65% Fee Rate)                       200  12,366
  Lincoln Choice Plus Access (1.90% Fee Rate)                        --     100
AIM V.I. International Equity Fund
  Lincoln Choice Plus (1.40% Fee Rate)                           11,808  54,842
  Lincoln Choice Plus (1.65% Fee Rate)                               --     100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)     200      --
  Lincoln Choice Plus Access (1.65% Fee Rate)                       200   1,047
  Lincoln Choice Plus Access (1.90% Fee Rate)                        --     100
AIM V.I. Value Fund
  Lincoln Choice Plus (1.40% Fee Rate)                           70,289 235,339
  Lincoln Choice Plus (1.65% Fee Rate)                               --     100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)     200      --
  Lincoln Choice Plus Access (1.65% Fee Rate)                       200  61,090
  Lincoln Choice Plus Access (1.90% Fee Rate)                        --     100
AIM V.I. Growth Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                            --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                            --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     --     100
  Lincoln Choice Plus II II L-Share (1.70% Fee Rate)                 --     100
  Lincoln Choice Plus II II L-Share (1.95% Fee Rate)                 --     100

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000    2001
                                                                                    Units   Units
---------------------------------------------------------------------------------------------------
AIM V.I. International Equity Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --      96
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
AIM V.I. Value Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --      95
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
AVPSF Growth Class B Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                               24,431  96,616
  Lincoln Choice Plus (1.65% Fee Rate)                                                   --     100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         200      --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           200   1,503
  Lincoln Choice Plus Access (1.90% Fee Rate)                                            --     100
AVPSF Growth and Income Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            30,066 230,065
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      200      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        200  60,451
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
AVPSF Premier Growth Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            56,002 237,867
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      200      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        200  52,595
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
AVPSF Small Cap Value Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                --     100
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --     100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --     100
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
AVPSF Technology Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            77,193 163,442
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      200      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        200  33,799
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
AVPSF Global Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             1,999  21,405
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      200      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        200   5,674
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
AFIS Growth Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           104,573 350,155
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --     100

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000   2001
                                                                                    Units  Units
--------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund (continued)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  59,179
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
AFIS Growth-Income Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           31,378 365,911
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  42,792
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
AFIS International Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           21,383 114,239
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  59,963
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
Deutsche VIT EAFE Equity Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
Deutsche VIT Equity 500 Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           21,256 132,198
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             -- 118,175
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  12,944
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
Deutsche VIT Small Cap Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
Liberty Colonial Newport Tiger Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                               5,803  12,747
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        200      --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          200   3,487
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --     100
DGPF Growth and Income Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               9,479  55,334
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
DGPF High Yield Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               5,841 120,756
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
DGPF Emerging Markets Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 814   1,438
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
DGPF REIT Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               5,077  34,738
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000   2001
                                                                                    Units  Units
--------------------------------------------------------------------------------------------------
DGPF Select Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              45,119 131,660
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
DGPF Small Cap Value Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               4,184  87,165
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
DGPF Social Awareness Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 200   8,716
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
DGPF Trend Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              65,788 170,057
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --   2,089
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
DGPF Emerging Markets Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        200     200
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          200   1,123
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --     100
DGPF Growth and Income Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  10,139
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
DGPF High Yield Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  39,441
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
DGPF REIT Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  11,066
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
DGPF Select Growth Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        200     200
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          200   4,524
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --     100
DGPF Small Cap Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  13,401
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
DGPF Social Awareness Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        200     200
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          200  10,077
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --     100
DGPF Trend Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000   2001
                                                                                    Units  Units
--------------------------------------------------------------------------------------------------
DGPF Trend Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  52,095
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
DGPF U.S. Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                              19,521 103,782
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --   5,841
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                              47,187 183,131
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
Fidelity VIP Overseas Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                               7,463  23,408
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200   6,423
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200   6,662
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200   6,188
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
Fidelity VIP III Growth Opportunities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                               3,895  15,782
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         --     200
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           --   3,908
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --     100
Janus Aspen Series Aggressive Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                              200     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                       200     100

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000    2001
                                                                                    Units   Units
---------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Service Class Portfolio (continued)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
Janus Aspen Series Balanced Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
Janus Aspen Series Worldwide Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
LN Aggressive Growth Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            66,954 380,988
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)              --   5,987
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      200      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        200 129,227
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
LN Capital Appreciation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
LN Global Asset Allocation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --      94
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
LN International Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --     100
LN Money Market Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           339,773 820,940
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)              --   3,060
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      200      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        200 626,583
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --     100

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000   2001
                                                                                    Units  Units
--------------------------------------------------------------------------------------------------
LN Money Market Fund (continued)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
LN Social Awareness Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --      95
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
MFS Emerging Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              36,727 111,475
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
MFS Total Return Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              29,780 227,270
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --   1,498
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
MFS Utilities Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              42,189 176,273
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
MFS Research Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              30,691  76,081
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --     100
MFS Emerging Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200   8,124
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
MFS Total Return Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  32,175
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
MFS Utilities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     200
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  17,852
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
MFS Research Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        200     200
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          200   6,825
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --     100
MFS Capital Opportunities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --     100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --     100
NB AMT Mid-Cap Growth Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --     100

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000   2001
                                                                                    Units  Units
-------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth Portfolio (continued)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --    100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --    100
NB AMT Regency Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --    100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --    100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --    100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --    100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --    100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --    100
Putnam VT Growth and Income Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --    100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --    100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --    100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --    100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --    100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --    100
Putnam VT Health Sciences Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --    100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --    100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --    100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --    100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --    100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --    100
Franklin Mutual Shares Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                               8,797 57,400
  Lincoln Choice Plus (1.65% Fee Rate)                                                 200     --
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        200    100
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           -- 22,677
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --    100
Franklin Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           15,518 67,253
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             --  2,187
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --    100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200  2,757
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --    100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --    100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --    100
Templeton Growth Securities Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            1,132 11,634
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             --    628
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --    100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     200     --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       200    200
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --    100
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --    100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --    100
Templeton International Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                              19,408 56,082
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --    100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        200     --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          200 10,868
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --    100

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000       2001
                                                                                    Net Assets Net Assets
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                              $  405,947 $  893,288
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,213
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,586         --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,584     78,038
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,212
AIM V.I. Growth Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 426,435  1,148,987
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                    --     30,183
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,113
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,474         --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,472     59,195
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,113
AIM V.I. International Equity Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 106,058    371,351
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,062
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,610         --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,608      6,333
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,061
AIM V.I. Value Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 630,653  1,820,511
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,132
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,699         --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,697    445,865
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,131
AIM V.I. Growth Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,119
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,118
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,162
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,118
  Lincoln Choice Plus II II L-Share (1.70% Fee Rate)                                        --      1,118
  Lincoln Choice Plus II II L-Share (1.95% Fee Rate)                                        --      1,117
AIM V.I. International Equity Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,066
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,066
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,082
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,066
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,066
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,066
AIM V.I. Value Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,136
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,137
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,133
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,136
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,136
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,137
AVPSF Growth Class B Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 220,208    655,525
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,197
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,611         --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,609      9,086
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,196
AVPSF Growth and Income Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              321,102  2,426,377
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,132
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2,097         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2,095    623,713
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,131
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,132
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,131
AVPSF Premier Growth Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              481,742  1,666,558
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,195
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,548         --

Lincoln Life & Annuity Variable Annuity Account N

3. Unit Values (continued)

                                                                                    2000       2001
                                                                                    Net Assets Net Assets
---------------------------------------------------------------------------------------------------------
AVPSF Premier Growth Class B Fund (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                    $    1,546 $  330,370
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,194
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,195
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,195
AVPSF Small Cap Value Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                   --      1,191
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,193
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                            --      1,193
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,193
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,193
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,193
AVPSF Technology Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              592,319    921,846
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,287
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,330         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,329    164,642
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,286
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,288
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,287
AFIS Global Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               16,914    155,369
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,250
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,650         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,648     40,074
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,249
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,251
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,250
AFIS Growth Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            1,038,365  2,806,011
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,231
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,797         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,795    427,509
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,231
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,232
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,231
AFIS Growth-Income Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              326,873  3,854,573
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,131
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2,089         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2,087    450,551
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,131
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,132
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,131
AFIS International Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              183,737    775,315
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,084
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,568         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,566    369,933
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,083
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,084
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,083
Deutsche VIT EAFE Equity Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,064
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,065
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,065
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,064
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,065
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,064
Deutsche VIT Equity 500 Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              199,744  1,075,576
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)                 --    961,456

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000       2001
                                                                                    Net Assets Net Assets
---------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund (continued)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                           $       -- $    1,128
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,799         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,798    100,488
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,127
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,128
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,127
Deutsche VIT Small Cap Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,216
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,217
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,217
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,217
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,217
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,217
Liberty Colonial Newport Tiger Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  53,917     95,186
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,201
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,652         --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,650     23,061
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,200
DGPF Growth and Income Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 106,935    591,591
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,110
DGPF High Yield Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  52,909  1,033,988
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,033
DGPF Emerging Markets Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   7,223     13,233
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,142
DGPF REIT Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  59,354    435,560
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,071
DGPF Select Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 402,294    882,251
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,222
DGPF Small Cap Value Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  48,469  1,113,536
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,180
DGPF Social Awareness Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   1,888     72,738
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,153
DGPF Trend Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 609,025  1,314,273
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                    --     16,144
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,279
DGPF Emerging Markets Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,677      1,714
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,652      9,614
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,142
DGPF Growth and Income Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,111
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,110
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2,343      2,190
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2,312    110,653
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,109
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,110
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,109
DGPF High Yield Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,032
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,031
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,818      1,691
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,791    332,285
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,030

Lincoln Life & Annuity Variable Annuity Account N

3. Unit Values (continued)

                                                                                    2000       2001
                                                                                    Net Assets Net Assets
---------------------------------------------------------------------------------------------------------
DGPF High Yield Service Class Series (continued)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                   $       -- $    1,031
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,030
DGPF REIT Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,071
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,070
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2,170      2,297
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2,142    126,706
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,070
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,070
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,070
DGPF Select Growth Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,526      1,124
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,500     25,374
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,222
DGPF Small Cap Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,181
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,180
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2,400      2,613
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2,369    174,462
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,179
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,180
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,179
DGPF Social Awareness Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,759      1,565
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,783     78,622
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,153
DGPF Trend Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,280
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,279
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,552      1,289
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,575    334,606
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,278
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,279
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,278
DGPF U.S. Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,169
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,169
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,169
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,171
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,169
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,169
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 210,832  1,050,453
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                    --     59,119
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,111
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 442,641  1,394,997
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,178
Fidelity VIP Overseas Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  69,460    169,325
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,090
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,111
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,110
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2,175      2,032
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2,199     65,058
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,109
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,110
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,109

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000       2001
                                                                                    Net Assets Net Assets
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                           $       -- $    1,178
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,178
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,672      1,353
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,696     44,929
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,177
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,177
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,177
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,091
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,090
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,721      1,337
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,744     41,269
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,089
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,090
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,089
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,099
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,099
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,099
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,099
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,099
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,098
Fidelity VIP III Growth Opportunities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  36,383    124,398
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,135
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                             --      1,427
  Lincoln Choice Plus Access (1.65% Fee Rate)                                               --     27,818
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,133
Janus Aspen Series Aggressive Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,144
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,144
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,144
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,143
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,143
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,143
Janus Aspen Series Balanced Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,071
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,071
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,071
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,072
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,071
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,069
Janus Aspen Series Worldwide Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,156
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,156
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,156
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,158
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,156
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,155
LN Aggressive Growth Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,247
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,247
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,246
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,247
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,247
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,245
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              736,420  4,510,399
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)                 --     70,873
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,012
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2,124         --

Lincoln Life & Annuity Variable Annuity Account N

3. Unit Values (continued)

                                                                                    2000       2001
                                                                                    Net Assets Net Assets
---------------------------------------------------------------------------------------------------------
LN Bond Fund (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                    $    2,149 $1,471,800
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,011
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,012
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,011
LN Capital Appreciation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,168
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,167
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,167
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,168
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,167
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,167
LN Global Asset Allocation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,102
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,102
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,070
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,101
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,102
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,101
LN International Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,108
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,108
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,108
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,107
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,108
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,105
LN Money Market Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            3,499,825  8,673,367
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)                 --     32,329
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,002
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2,045         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2,069  6,548,255
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,002
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,002
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,002
LN Social Awareness Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,157
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,156
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,153
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,156
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,156
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,156
MFS Emerging Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 334,780    666,456
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,213
MFS Total Return Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 333,795  2,518,240
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                    --     16,596
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,064
MFS Utilities Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 456,897  1,426,797
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --        986
MFS Research Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 292,652    563,353
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,138
MFS Emerging Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,214
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,214
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,634      1,067
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,658     43,243
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,213

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000       2001
                                                                                    Net Assets Net Assets
---------------------------------------------------------------------------------------------------------
MFS Emerging Growth Service Class Series (continued)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                   $       -- $    1,213
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,213
MFS Total Return Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,065
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,064
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2,229      2,198
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2,254    352,403
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,063
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,064
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,063
MFS Utilities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --        985
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --        985
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,982      1,476
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2,005    131,314
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --        984
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --        985
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --        984
MFS Research Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,766      1,366
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,789     46,471
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,137
MFS Capital Opportunities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,195
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,195
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,194
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,194
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,194
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,194
NB AMT Mid-Cap Growth Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,205
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,206
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,206
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,205
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,205
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,206
NB AMT Regency Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,120
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,120
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,120
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,121
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,120
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,119
Putnam VT Growth and Income Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,092
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,091
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,091
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,092
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,091
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,090
Putnam VT Health Sciences Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --      1,061
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --      1,062
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --      1,062
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --      1,061
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,062
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,061
Franklin Mutual Shares Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  97,013    667,937
  Lincoln Choice Plus (1.65% Fee Rate)                                                   2,173         --
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          2,171      1,075

Lincoln Life & Annuity Variable Annuity Account N

3. Unit Values (continued)

                                                                                    2000       2001
                                                                                    Net Assets Net Assets
---------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Class 2 Fund (continued)
  Lincoln Choice Plus Access (1.65% Fee Rate)                                       $       -- $  259,128
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,074
Franklin Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              143,067    518,090
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)                 --     16,849
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,230
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       1,610         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         1,608     18,481
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,229
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,230
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,229
Templeton Growth Securities Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               11,934    119,081
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)                 --      6,430
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --      1,117
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2,043         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2,041      1,981
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --      1,116
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --      1,117
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --      1,116
Templeton International Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 204,051    488,361
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --      1,088
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          1,937         --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            1,935     86,872
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --      1,087

The following is a summary of the total return rates based on unit values for the year or period ended December 31. Initial total return rates are not annualized.

                                                                  2000          2001
                                                                  Total Return* Total Return*
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                (7.66)%      (24.35)%
  Lincoln Choice Plus (1.65% Fee Rate)                                   --         21.34%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)      (20.70)%          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                        (20.79)%      (24.54)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                            --         21.25%
AIM V.I. Growth Fund
  Lincoln Choice Plus (1.40% Fee Rate)                               (16.70)%      (34.81)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             (16.70)%      (34.81)%
  Lincoln Choice Plus (1.65% Fee Rate)                                   --         11.34%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)      (26.30)%          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                        (26.39)%      (34.97)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                            --         11.25%
AIM V.I. International Fund
  Lincoln Choice Plus (1.40% Fee Rate)                               (10.20)%      (24.60)%
  Lincoln Choice Plus (1.65% Fee Rate)                                   --          6.19%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)      (19.49)%          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                        (19.58)%      (24.78)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                            --          6.14%
AIM V.I. Value Fund
  Lincoln Choice Plus (1.40% Fee Rate)                               (10.28)%      (13.78)%
  Lincoln Choice Plus (1.65% Fee Rate)                                   --         13.18%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)      (15.05)%          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                        (15.14)%      (14.00)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                            --         13.10%
AIM V.I. Growth Class II Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                --         11.38%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                --         11.29%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         --         16.22%

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000          2001
                                                                                    Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Class II Fund (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         11.20%
  Lincoln Choice Plus II II L-Share (1.70% Fee Rate)                                       --         11.28%
  Lincoln Choice Plus II II L-Share (1.95% Fee Rate)                                       --         11.19%
AIM V.I. International Equity Class II Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --          6.21%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --          6.13%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         12.29%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          6.08%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          6.12%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          6.04%
AIM V.I. Value Class II Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         13.24%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         13.16%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         18.46%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         13.07%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         13.15%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         13.06%
AVPSF Growth Class B Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  (9.88)%      (24.71)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         19.73%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        (19.44)%          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          (19.53)%      (24.90)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         19.65%
AVPSF Growth and Income Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                6.79%        (1.24)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         13.21%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       4.85%         7.89%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         4.74%         8.09%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         13.12%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         13.22%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         13.13%
AVPSF Premier Growth Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              (13.98)%      (18.55)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         19.52%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (22.60)%          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (22.69)%      (18.75)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         19.43%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         19.53%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         19.46%
AVPSF Small Cap Value Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         18.86%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         18.77%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         18.77%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         18.68%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         18.76%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         18.67%
AVPSF Technology Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              (23.27)%      (26.49)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         28.74%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (33.49)%          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (33.56)%      (26.68)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         28.65%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         28.77%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         28.68%
AFIS Global Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              (15.53)%      (14.09)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         25.02%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (17.50)%          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (17.59)%      (14.30)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         24.94%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         25.07%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         24.98%

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000          2001
                                                                                    Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               (0.71)%      (19.29)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         23.14%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (10.17)%          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (10.26)%      (27.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         23.06%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         23.16%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         23.08%
AFIS Growth-Income Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                4.16%         1.13%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         13.15%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       4.47%         8.30%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         4.37%           --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         13.07%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         13.16%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         13.08%
AFIS International Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              (14.09)%      (21.00)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --          8.40%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (21.62)%          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (21.71)%      (21.20)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          8.34%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          8.41%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          8.34%
Deutsche VIT EAFE Equity Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --          6.07%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --          5.98%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --          5.98%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          5.92%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          5.97%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          5.88%
Deutsche VIT Equity 500 Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               (6.05)%      (13.40)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             (6.05)%      (13.40)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         12.81%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (10.03)%          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (10.12)%      (13.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         12.73%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         12.81%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         12.73%
Deutsche VIT Small Cap Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         21.27%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         21.19%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         21.19%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         21.10%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         21.17%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         21.09%
Liberty Colonial Newport Tiger Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  (7.13)%      (19.63)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         20.06%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        (17.42)%          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          (17.51)%      (19.84)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         20.00%
DGPF Growth and Income Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  12.80%        (5.22)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         11.04%
DGPF High Yield Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  (9.45)%       (5.43)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --          3.29%
DGPF Emerging Markets Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (11.46)%        3.82%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         14.23%

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000          2001
                                                                                    Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------
DGPF REIT Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  16.88%         7.28%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --          7.12%
DGPF Select Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (10.84)%      (24.85)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         22.22%
DGPF Small Cap Value Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  15.84%        10.29%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         18.03%
DGPF Social Awareness Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  (6.48)%      (10.77)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         15.34%
DGPF Trend Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  (7.43)%      (16.52)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                (7.43)%      (16.52)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         27.93%
DGPF Emerging Markets Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        (17.31)%        3.62%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          (17.40)%        3.37%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         14.18%
DGPF Growth and Income Service Class Series
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         11.08%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         10.99%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      15.74%        (5.41)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        15.62%        (5.64)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         10.91%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         10.98%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         10.90%
DGPF High Yield Service Class Series
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --          3.17%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --          3.09%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (10.36)%       (5.69)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (10.45)%       (5.93)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          3.03%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          3.08%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          3.02%
DGPF REIT Service Class Series
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --          7.13%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --          7.04%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       7.21%         7.14%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         7.10%         6.87%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          6.97%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          7.03%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          6.97%
DGPF Select Growth Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        (24.92)%      (25.13)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          (25.00)%      (25.31)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         22.22%
DGPF Small Cap Service Class Series
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         18.10%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         18.00%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      18.61%        10.13%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        18.47%         9.86%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         17.89%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         18.00%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         17.91%
DGPF Social Awareness Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        (12.03)%      (11.03)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          (12.12)%      (11.25)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         15.27%
DGPF Trend Service Class Series
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         28.03%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         27.94%

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000          2001
                                                                                    Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------
DGPF Trend Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (22.39)%      (16.94)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (22.48)%      (17.16)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         27.81%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         27.93%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         27.85%
DGPF U.S. Growth Service Class Series
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         16.53%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         16.43%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         16.43%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         16.35%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         16.43%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         16.34%
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                   8.00%        (6.28)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 8.00%        (6.28)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         11.05%
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  (6.19)%      (18.80)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         17.80%
Fidelity VIP Overseas Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  (6.95)%      (22.27)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --          9.03%
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         11.09%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         10.99%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       8.75%        (6.57)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         8.63%        (6.80)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         10.91%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         10.99%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         10.90%
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         17.83%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         17.76%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (16.38)%      (19.12)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (16.47)%      (19.33)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         17.65%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         17.73%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         17.66%
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --          9.10%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --          9.01%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (13.94)%      (22.32)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (14.03)%      (22.52)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          8.94%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          9.00%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          8.92%
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --          9.48%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --          9.39%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --          9.39%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          9.32%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          9.38%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          9.30%
Fidelity VIP III Growth Opportunities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  (6.60)%      (15.62)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         13.49%
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        (15.12)%      (15.93)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          (15.22)%      (16.15)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         13.34%

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000          2001
                                                                                    Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Service Class Portfolio
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --          13.96%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --          13.86%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          13.86%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          13.77%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          13.85%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          13.77%
Janus Aspen Series Balanced Service Class Portfolio
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --           6.70%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --           6.62%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --           6.62%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --           6.55%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --           6.59%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --           6.52%
Janus Aspen Series Worldwide Growth Service Class Portfolio
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --          15.22%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --          15.13%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          15.13%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          15.04%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          15.12%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          15.03%
LN Aggressive Growth Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --          24.22%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --          24.14%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          24.14%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          24.05%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          24.12%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          24.03%
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               9.99%          7.63%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             9.99%          7.63%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --           1.17%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      6.19%            --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        6.08%          7.36%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --           1.13%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --           1.18%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --           1.12%
LN Capital Appreciation Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --          16.32%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --          16.24%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          16.24%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          16.15%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          16.22%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          16.14%
LN Global Asset Allocation Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --           9.78%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --           9.68%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          13.79%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --           9.62%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --           9.68%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --           9.59%
LN International Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --          10.35%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --          10.26%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          10.26%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          10.18%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          10.25%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          10.16%
LN Money Market Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               3.00%          2.57%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             3.00%          2.57%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --           0.21%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      2.23%            --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        2.14%          2.32%

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000          2001
                                                                                    Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------
LN Money Market Fund (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          0.17%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          0.22%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          0.16%
LN Social Awareness Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         15.21%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         15.12%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         21.07%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         15.03%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         15.11%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         15.03%
MFS Emerging Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  (8.85)%      (34.41)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         21.35%
MFS Total Return Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  12.09%        (1.15)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                12.09%        (1.15)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --          6.45%
MFS Utilities Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   8.30%       (25.26)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         (1.39)%
MFS Research Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  (4.65)%      (22.35)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         13.76%
MFS Emerging Growth Service Class Series
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         21.44%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         21.36%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (18.28)%      (34.69)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (18.37)%      (34.86)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         21.25%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         21.34%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         21.27%
MFS Total Return Service Class Series
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --          6.45%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --          6.36%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      11.45%        (1.37)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        11.33%        (1.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          6.31%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          6.35%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          6.28%
MFS Utilities Service Class Series
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         (1.46)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         (1.51)%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      (0.90)%      (25.53)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        (1.01)%      (25.72)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         (1.58)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         (1.54)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         (1.59)%
MFS Research Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                        (11.72)%      (22.63)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                          (11.82)%      (22.83)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         13.72%
MFS Capital Opportunities Service Class Series
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         19.03%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         18.94%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         18.94%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         18.85%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         18.93%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         18.84%
NB AMT Mid-Cap Growth Portfolio
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         20.13%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         20.05%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         20.05%

Lincoln Life & Annuity Variable Annuity Account N

                                                                                    2000          2001
                                                                                    Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth Portfolio (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         19.97%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         20.03%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         19.95%
NB AMT Regency Portfolio
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         11.61%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         11.53%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         11.53%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         11.46%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         11.52%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         11.45%
Putnam VT Growth and Income Class IB Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --          8.71%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --          8.62%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --          8.62%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          8.56%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          8.61%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          8.53%
Putnam VT Health Sciences Class IB Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --          5.76%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --          5.67%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --          5.67%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --          5.60%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --          5.66%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --          5.57%
Franklin Mutual Shares Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  10.24%         5.56%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --          7.49%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          8.63%           --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            8.53%         5.29%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --          7.45%
Franklin Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               (7.83)%      (16.43)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             (7.83)%      (16.43)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         22.95%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (19.50)%          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (19.59)%      (16.64)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         22.88%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         22.99%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         22.91%
Templeton Growth Securities Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                5.14%        (2.68)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)              5.14%        (2.68)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         11.71%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       2.15%           --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2.04%        (2.92)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         11.64%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         11.73%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         11.63%
Templeton International Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                   5.12%       (17.17)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --          8.79%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         (3.15)%          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           (3.25)%      (17.38)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --          8.73%

* The total return does not include contract charges deducted from the contract account values.

Lincoln Life & Annuity Variable Annuity Account N

The following are the investment income ratios for the year or period ended December 31, 2001. Investment income ratios are not annualized.

                                                                Investment
                                                                Income Ratio(1)
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                     --
AIM V.I. Growth Fund                                                 0.31%
AIM V.I. International Equity Fund                                   0.36%
AIM V.I. Value Fund                                                  0.19%
AIM V.I. Growth Class II Fund                                        0.25%
AIM V.I. International Equity Class II Fund                          0.36%
AIM V.I. Value Class II Fund                                         0.14%
AVPSF Growth Class B Fund                                            0.05%
AVPSF Growth and Income Class B Fund                                 0.49%
AVPSF Premier Growth Class B Fund                                      --
AVPSF Small Cap Value Class B Fund                                     --
AVPSF Technology Class B Fund                                          --
AFIS Global Small Cap Class 2 Fund                                   0.76%
AFIS Growth Class 2 Fund                                             0.45%
AFIS Growth-Income Class 2 Fund                                      1.61%
AFIS International Class 2 Fund                                      0.78%
Deutsche VIT EAFE Equity Index Fund                                    --
Deutsche VIT Equity 500 Index Fund                                   2.75%
Deutsche VIT Small Cap Index Fund                                    0.64%
Liberty Colonial Newport Tiger Fund                                  1.21%
DGPF Growth and Income Series                                        0.12%
DGPF High Yield Series                                               2.19%
DGPF Emerging Markets Series                                         0.31%
DGPF REIT Series                                                     0.88%
DGPF Select Growth Series                                              --
DGPF Small Cap Value Series                                          0.39%
DGPF Social Awareness Series                                         0.03%
DGPF Trend Series                                                      --
DGPF Emerging Markets Service Class Series                           0.29%
DGPF Growth and Income Service Class Series                          0.01%
DGPF High Yield Service Class Series                                 4.33%
DGPF REIT Service Class Series                                       0.17%
DGPF Select Growth Service Class Series                                --
DGPF Small Cap Service Class Series                                  0.19%
DGPF Social Awareness Service Class Series                           0.02%
DGPF Trend Service Class Series                                        --
DGPF U.S. Growth Service Class Series                                  --
Fidelity VIP Equity Income Portfolio                                 0.83%
Fidelity VIP Growth Portfolio                                        0.04%
Fidelity VIP Overseas Portfolio                                      2.15%
Fidelity VIP Equity Income Service Class 2 Portfolio                 0.29%
Fidelity VIP Growth Service Class 2 Portfolio                        0.01%
Fidelity VIP Overseas Service Class 2 Portfolio                      0.93%
Fidelity VIP II Contrafund Service Class 2 Portfolio                   --
Fidelity VIP III Growth Opportunities Portfolio                      0.25%
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio      0.12%
Janus Aspen Series Aggressive Growth Service Class Portfolio           --
Janus Aspen Series Balanced Service Class Portfolio                  0.88%
Janus Aspen Series Worldwide Growth Service Class Portfolio          0.08%
LN Aggressive Growth Fund                                              --
LN Bond Fund                                                         7.57%
LN Capital Appreciation Fund                                           --
LN Global Asset Allocation Fund                                      0.42%
LN International Fund                                                0.95%
LN Money Market Fund                                                 3.52%
LN Social Awareness Fund                                             0.72%
MFS Emerging Growth Series                                             --
MFS Total Return Series                                              1.38%
MFS Utilities Series                                                 2.86%

Lincoln Life & Annuity Variable Annuity Account N

                                                        Investment
                                                        Income Ratio(1)
        ---------------------------------------------------------------
        MFS Research Series                                  0.01%
        MFS Emerging Growth Service Class Series               --
        MFS Total Return Service Class Series                0.70%
        MFS Utilities Service Class Series                   1.76%
        MFS Research Service Class Series                      --
        MFS Capital Opportunities Service Class Series         --
        NB AMT Mid-Cap Growth Portfolio                        --
        NB AMT Regency Portfolio                               --
        Putnam VT Growth and Income Class IB Fund              --
        Putnam VT Health Sciences Class IB Fund                --
        Franklin Mutual Shares Securities Class 2 Fund       1.64%
        Franklin Small Cap Class 2 Fund                      0.38%
        Templeton Growth Securities Class 2 Fund             2.02%
        Templeton International Securities Class 2 Fund      2.38%

--------
(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                                  Aggregate   Aggregate
                                                  Cost of     Proceeds
                                                  Purchases   from Sales
      -------------------------------------------------------------------
      AIM V.I. Capital Appreciation Fund          $ 1,132,899 $   321,823
      AIM V.I. Growth Fund                          1,452,001     338,431
      AIM V.I. International Equity Fund            8,081,340   7,803,504
      AIM V.I. Value Fund                           2,270,753     433,759
      AIM V.I. Growth Class II Fund                     6,013          --
      AIM V.I. International Equity Class II Fund       6,151          --
      AIM V.I. Value Class II Fund                      6,098          --
      AVPSF Growth Class B Fund                       601,117      31,326
      AVPSF Growth and Income Class B Fund          2,886,323      79,365
      AVPSF Premier Growth Class B Fund             1,977,429     200,458
      AVPSF Small Cap Value Class B Fund                6,000          --
      AVPSF Technology Class B Fund                 1,159,315     336,918
      AFIS Global Small Cap Class 2 Fund              189,072       4,164
      AFIS Growth Class 2 Fund                      3,364,140     377,361
      AFIS Growth-Income Class 2 Fund               4,134,779      82,670
      AFIS International Class 2 Fund               8,976,180   7,818,648
      Deutsche VIT EAFE Equity Index Fund               6,000          --
      Deutsche VIT Equity 500 Index Fund            2,108,672     105,415
      Deutsche VIT Small Cap Index Fund                 6,383          --
      Liberty Colonial Newport Tiger Fund              80,532       5,187
      DGPF Growth and Income Series                   575,154      82,090
      DGPF High Yield Series                        1,217,384     226,564
      DGPF Emerging Markets Series                      8,018       1,198
      DGPF REIT Series                                367,500      15,647
      DGPF Select Growth Series                       789,091     183,648
      DGPF Small Cap Value Series                   1,026,816      25,769
      DGPF Social Awareness Series                     86,378      15,232
      DGPF Trend Series                             1,129,959     311,650
      DGPF Emerging Markets Service Class Series        8,572          40
      DGPF Growth and Income Service Class Series     110,557       1,449
      DGPF High Yield Service Class Series            493,827     142,129
      DGPF REIT Service Class Series                  123,077         475
      DGPF Select Growth Service Class Series          25,490          83

Lincoln Life & Annuity Variable Annuity Account N

                                                                Aggregate   Aggregate
                                                                Cost of     Proceeds
                                                                Purchases   from Sales
---------------------------------------------------------------------------------------
DGPF Small Cap Service Class Series                             $   197,915 $    34,686
DGPF Social Awareness Service Class Series                           80,926       2,943
DGPF Trend Service Class Series                                     312,694       6,087
DGPF U.S. Growth Service Class Series                                 6,000          --
Fidelity VIP Equity Income Portfolio                              1,051,760     113,606
Fidelity VIP Growth Portfolio                                     1,384,779     271,988
Fidelity VIP Overseas Portfolio                                   7,342,043   7,282,638
Fidelity VIP Equity Income Service Class 2 Portfolio                 68,259       1,203
Fidelity VIP Growth Service Class 2 Portfolio                        52,157       1,442
Fidelity VIP Overseas Service Class 2 Portfolio                      51,650       3,590
Fidelity VIP II Contrafund Service Class 2 Portfolio                  6,001          --
Fidelity VIP III Growth Opportunities Portfolio                     115,679      16,382
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio      27,391         425
Janus Aspen Series Aggressive Growth Service Class Portfolio          6,000          --
Janus Aspen Series Balanced Service Class Portfolio                   6,054          --
Janus Aspen Series Worldwide Growth Service Class Portfolio           6,005          --
LN Aggressive Growth Fund                                             6,000          --
LN Bond Fund                                                      5,837,181     567,973
LN Capital Appreciation Fund                                          6,000          --
LN Global Asset Allocation Fund                                       5,962          --
LN International Fund                                                 6,060          --
LN Money Market Fund                                             41,836,544  30,081,029
LN Social Awareness Fund                                              5,995          --
MFS Emerging Growth Series                                          710,225     183,960
MFS Total Return Series                                           2,454,592     226,413
MFS Utilities Series                                              1,640,393     267,648
MFS Research Series                                                 753,356     302,797
MFS Emerging Growth Service Class Series                             53,332         353
MFS Total Return Service Class Series                               392,015      41,149
MFS Utilities Service Class Series                                  155,520       1,297
MFS Research Service Class Series                                    52,532         388
MFS Capital Opportunities Service Class Series                        6,000          --
NB AMT Mid-Cap Growth Portfolio                                       6,000          --
NB AMT Regency Portfolio                                              6,000          --
Putnam VT Growth and Income Class IB Fund                             6,000          --
Putnam VT Health Sciences Class IB Fund                               6,000          --
Franklin Mutual Shares Securities Class 2 Fund                      900,545      59,651
Franklin Small Cap Class 2 Fund                                     478,918      61,077
Templeton Growth Securities Class 2 Fund                            139,779       9,307
Templeton International Securities Class 2 Fund                   7,772,345   7,322,213

5. Investments
The following is a summary of investments owned at December 31, 2001.

                                            Shares      Net Asset Value of    Cost of
                                            Outstanding Value     Shares      Shares
-----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             44,837    $21.72   $   973,866 $ 1,216,471
AIM V.I. Growth Fund                           75,793     16.37     1,240,736   1,539,959
AIM V.I. International Equity Fund             25,476     14.91       379,851     371,971
AIM V.I. Value Fund                            97,170     23.35     2,268,912   2,515,317
AIM V.I. Growth Class II Fund                     413     16.36         6,753       6,013
AIM V.I. International Equity Class II Fund       430     14.90         6,413       6,151
AIM V.I. Value Class II Fund                      292     23.34         6,816       6,098
AVPSF Growth Class B Fund                      40,900     16.31       667,082     807,626
AVPSF Growth and Income Class B Fund          138,059     22.03     3,041,437   3,116,530
AVPSF Premier Growth Class B Fund              80,078     25.00     2,001,947   2,263,312
AVPSF Small Cap Value Class B Fund                639     11.20         7,157       6,000
AVPSF Technology Class B Fund                  63,660     17.15     1,091,767   1,459,529
AFIS Global Small Cap Class 2 Fund             17,462     11.48       200,467     206,762
AFIS Growth Class 2 Fund                       72,794     44.08     3,208,769   3,966,292
AFIS Growth-Income Class 2 Fund               135,389     31.58     4,275,581   4,370,971

Lincoln Life & Annuity Variable Annuity Account N

                                                                Shares      Net Asset Value of    Cost of
                                                                Outstanding Value     Shares      Shares
-------------------------------------------------------------------------------------------------------------
AFIS International Class 2 Fund                                     94,293   $11.97   $ 1,128,689 $ 1,109,264
Deutsche VIT EAFE Equity Index Fund                                    761     8.39         6,388       6,000
Deutsche VIT Equity 500 Index Fund                                 178,821    11.98     2,142,281   2,211,220
Deutsche VIT Small Cap Index Fund                                      680    10.73         7,302       6,383
Liberty Colonial Newport Tiger Fund                                 68,171     1.77       120,662     138,938
DGPF Growth and Income Series                                       36,568    16.21       592,770     590,352
DGPF High Yield Series                                             197,924     5.23     1,035,140   1,035,449
DGPF Emerging Markets Series                                         2,175     6.61        14,377      14,347
DGPF REIT Series                                                    37,323    11.70       436,681     407,596
DGPF Select Growth Series                                          106,455     8.30       883,576   1,059,933
DGPF Small Cap Value Series                                         57,084    19.53     1,114,845   1,045,623
DGPF Social Awareness Series                                         6,097    12.12        73,900      71,162
DGPF Trend Series                                                   52,788    25.23     1,331,851   1,469,109
DGPF Emerging Markets Service Class Series                           1,887     6.61        12,472      12,526
DGPF Growth and Income Service Class Series                          7,309    16.20       118,408     113,044
DGPF High Yield Service Class Series                                64,976     5.22       339,175     343,817
DGPF REIT Service Class Series                                      11,485    11.70       134,372     126,625
DGPF Select Growth Service Class Series                              3,348     8.28        27,724      29,378
DGPF Small Cap Service Class Series                                  9,375    19.52       182,998     167,204
DGPF Social Awareness Service Class Series                           6,718    12.11        81,351      81,813
DGPF Trend Service Class Series                                     13,601    25.17       342,335     310,836
DGPF U.S. Growth Service Class Series                                  924     7.59         7,017       6,000
Fidelity VIP Equity Income Portfolio                                48,430    22.75     1,101,782   1,130,201
Fidelity VIP Growth Portfolio                                       41,545    33.61     1,396,338   1,564,955
Fidelity VIP Overseas Portfolio                                     12,279    13.88       170,435     167,649
Fidelity VIP Equity Income Service Class 2 Portfolio                 3,216    22.59        72,648      70,876
Fidelity VIP Growth Service Class 2 Portfolio                        1,565    33.34        52,176      54,598
Fidelity VIP Overseas Service Class 2 Portfolio                      3,480    13.81        48,061      51,302
Fidelity VIP II Contrafund Service Class 2 Portfolio                   330    20.00         6,594       6,001
Fidelity VIP III Growth Opportunities Portfolio                      8,298    15.13       125,548     136,297
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio      2,020    15.04        30,382      30,937
Janus Aspen Series Aggressive Growth Service Class Portfolio           316    21.73         6,862       6,000
Janus Aspen Series Balanced Service Class Portfolio                    276    23.31         6,426       6,054
Janus Aspen Series Worldwide Growth Service Class Portfolio            244    28.38         6,938       6,005
LN Aggressive Growth Fund                                              798     9.37         7,480       6,000
LN Bond Fund                                                       485,717    12.38     6,012,689   6,031,222
LN Capital Appreciation Fund                                           404    17.36         7,005       6,000
LN Global Asset Allocation Fund                                        523    12.58         6,579       5,962
LN International Fund                                                  596    11.16         6,645       6,060
LN Money Market Fund                                             1,525,985    10.00    15,259,849  15,259,849
LN Social Awareness Fund                                               269    25.80         6,935       5,995
MFS Emerging Growth Series                                          37,138    17.98       667,747     840,414
MFS Total Return Series                                            136,281    18.61     2,536,192   2,544,402
MFS Utilities Series                                                89,527    15.95     1,427,948   1,772,168
MFS Research Series                                                 39,424    14.32       564,557     689,598
MFS Emerging Growth Service Class Series                             2,810    17.93        50,383      56,932
MFS Total Return Service Class Series                               19,416    18.54       359,968     354,264
MFS Utilities Service Class Series                                   8,662    15.90       137,731     158,021
MFS Research Service Class Series                                    3,430    14.28        48,981      56,089
MFS Capital Opportunities Service Class Series                         531    13.51         7,167       6,000
NB AMT Mid-Cap Growth Portfolio                                        427    16.94         7,234       6,000
NB AMT Regency Portfolio                                               674     9.97         6,721       6,000
Putnam VT Growth and Income Class IB Fund                              279    23.44         6,548       6,000
Putnam VT Health Sciences Class IB Fund                                544    11.70         6,370       6,000
Franklin Mutual Shares Securities Class 2 Fund                      66,239    14.03       929,327     932,260
Franklin Small Cap Class 2 Fund                                     30,105    17.85       537,371     572,487
Templeton Growth Securities Class 2 Fund                            11,987    11.01       131,973     144,236
Templeton International Securities Class 2 Fund                     49,189    11.74       577,476     564,538

Lincoln Life & Annuity Variable Annuity Account N

6. New Investment Funds and Fund Name Changes
During 2000, after the inception of the Variable Account, the Liberty Colonial Newport Tiger Fund, the DGPF Emerging Markets Service Class Series, the DGPF Growth and Income Service Class Series, the DGPF High Yield Service Class Series, the DGPF REIT Service Class Series, the DGPF Select Growth Service Class Series, the DGPF Small Cap Service Class Series, the DGPF Social Awareness Service Class Series, the DGPF Trend Service Class Series, the Fidelity VIP Equity Income Service Class 2 Portfolio, the Fidelity VIP Growth Service Class 2 Portfolio, the Fidelity VIP Overseas Service Class 2 Portfolio, the Fidelity VIP III Growth Opportunities Portfolio, the Fidelity VIP III Growth Opportunities Service Class 2 Portfolio, the MFS Emerging Growth Service Class Series, the MFS Total Return Service Class Series, the MFS Utilities Service Class Series and the MFS Research Service Class Series became available as investment options for Variable Account contract owners. Accordingly, the 2000 statement of changes in net assets and total return ratios in note 3 for these subaccounts are for the period from July 24, 2000 (commencement of operations) to December 31, 2000.

During 2001, the AIM V.I. Growth Class II Fund, the AIM V.I. International Equity Class II Fund, the AIM V.I. Value Class II Fund, the AVPSF Small Cap Value Class B Fund, the Deutsche VIT EAFE Equity Index Fund, the Deutsche VIT Small Cap Index Fund, the DGPF U.S. Growth Service Class Series, the Fidelity VIP II Contrafund Service Class 2 Portfolio, the Janus Aspen Series Aggressive Growth Service Portfolio, the Janus Aspen Series Balanced Service Portfolio, the Janus Aspen Series Worldwide Growth Service Portfolio, the LN Aggressive Growth Fund, the LN Capital Appreciation Fund, the LN Global Asset Allocation Fund, the LN International Fund, the LN Social Awareness Fund, the MFS Capital Opportunities Service Class Series, the NB AMT Mid-Cap Growth Portfolio, the NB AMT Regency Portfolio, the Putnam VT Growth and Income Class IB Fund and the Putnam Health Sciences Class IB Fund became available as investment options for Variable Account contract owners. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from September 19, 2001 (commencement of operations) to December 31, 2001.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of Lincoln Life & Annuity Company of New York
 and
Contract Owners of Lincoln Life & Annuity Variable Annuity Account N

We have audited the accompanying statement of assets and liabilities of Lincoln Life & Annuity Variable Annuity Account N ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, AIM V.I. Growth Class II, AIM V.I. International Equity Class II, AIM V.I. Value Class II, Alliance Variable Products Series Fund ("AVPSF") Growth Class B, AVPSF Growth and Income Class B, AVPSF Premier Growth Class B, AVPSF Small Cap Value Class B, AVPSF Technology Class B, American Funds Insurance Series ("AFIS") Global Small Cap Class 2, AFIS Growth Class 2, AFIS Growth-Income Class 2, AFIS International Class 2, Deutsche Asset Management VIT Funds Trust ("Deutsche VIT") EAFE Equity Index, Deutsche Equity 500 Index, Deutsche VIT Small Cap Index, Liberty Variable Investment Trust Colonial Newport Tiger, Delaware Group Premium Fund ("DGPF") Growth and Income, DGPF High Yield, DGPF Emerging Markets, DGPF REIT, DGPF Select Growth, DGPF Small Cap Value, DGPF Social Awareness, DGPF Trend, DGPF Emerging Markets Service Class, DGPF Growth and Income Service Class, DGPF High Yield Service Class, DGPF REIT Service Class, DGPF Select Growth Service Class, DGPF Small Cap Service Class, DGPF Social Awareness Service Class, DGPF Trend Service Class, DGPF U.S. Growth Service Class, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP Equity Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Overseas Service Class 2, Fidelity VIP II Contrafund Service Class 2, Fidelity VIP III Growth Opportunities, Fidelity VIP III Growth Opportunities Service Class 2, Janus Aspen Series Aggressive Growth Service, Janus Aspen Series Balanced Service, Janus Aspen Series Worldwide Growth Service, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Global Asset Allocation, LN International, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS") Emerging Growth, MFS Total Return, MFS Utilities, MFS Research, MFS Emerging Growth Service Class, MFS Total Return Service Class, MFS Utilities Service Class, MFS Research Service Class, MFS Capital Opportunities Service Class, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Regency, Putnam Variable Trust ("Putnam VT") Growth and Income Class IB, Putnam VT Health Sciences Class IB, Franklin Templeton Variable Insurance Products Trust ("FTVIPT") Mutual Shares Securities Class 2, FTVIPT Small Cap Class 2, FTVIPT Growth Securities Class 2 and FTVIPT International Securities Class 2) as of December 31, 2001, the related statement of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Variable Annuity Account N at December 31, 2001, the results of their operations for the respective year or period then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Fort Wayne, Indiana
March 1, 2002

Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets -- Statutory Basis

                                   December 31
                                  2001     2000
                                -------- --------
                                  (in millions)
  -----------------
  Admitted assets
  Cash and investments:
  Bonds                         $1,600.9 $1,535.9
  ------------------------------
  Mortgage loans on real estate    153.9    185.1
  ------------------------------
  Policy loans                     175.0    179.0
  ------------------------------
  Short-term investments              --     27.5
  ------------------------------
  Other investments                  0.3      0.3
  ------------------------------

   Cash and cash equivalents                                  15.6      19.2
  ------------------------------------------------------- --------  --------
  Total cash and investments                               1,945.7   1,947.0
  --------------------------------------------------------
  Premiums and fees in course of collection                    7.0       6.8
  --------------------------------------------------------
  Accrued investment income                                   31.8      30.1
  --------------------------------------------------------
  Other admitted assets                                        2.8       4.8
  --------------------------------------------------------
  Separate account assets                                    357.2     329.8
  ------------------------------------------------------- --------  --------
  Total admitted assets                                   $2,344.5  $2,318.5
  ------------------------------------------------------- ========  ========

  Liabilities and capital and surplus
  Liabilities:
  Policy and contract liabilities:
  --------------------------------------------------------
  Future policy benefits and claims                       $1,760.4  $1,771.5
  --------------------------------------------------------
  Other liabilities                                           45.4      50.2
  --------------------------------------------------------
  Asset valuation reserve                                      6.8      10.4
  --------------------------------------------------------
  Net transfers due from separate accounts                   (15.1)    (12.0)
  --------------------------------------------------------
  Separate account liabilities                               356.4     329.8
  ------------------------------------------------------- --------  --------
  Total liabilities                                        2,153.9   2,149.9
  --------------------------------------------------------

  Capital and surplus:
  Common stock, $100 par value:
   Authorized, issued and outstanding shares -- 20,000
   (owned by The Lincoln National Life Insurance Company)      2.0       2.0
  --------------------------------------------------------
  Paid-in surplus                                            384.1     384.1
  --------------------------------------------------------
  Unassigned surplus -- deficit                             (195.5)   (217.5)
  ------------------------------------------------------- --------  --------
  Total capital and surplus                                  190.6     168.6
  ------------------------------------------------------- --------  --------
  Total liabilities and capital and surplus               $2,344.5  $2,318.5
  ------------------------------------------------------- ========  ========


See accompanying notes.

Lincoln Life & Annuity Company of New York

Statements of Operations -- Statutory Basis

                                                                                           Year ended December 31
                                                                                            2001    2000    1999
                                                                                           ------  ------  ------
                                                                                                (in millions)
                                                                                           ----------------------
Premiums and other revenues:
Life and annuity premiums                                                                  $248.7  $244.4  $172.7
-------------------------------------------------------------------------------------------
Net investment income                                                                       134.1   132.1   132.2
-------------------------------------------------------------------------------------------
Surrender, cost of insurance, and mortality and expense charges                               9.7     7.4     5.4
-------------------------------------------------------------------------------------------
Amortization of interest maintenance reserve                                                 (0.3)     --     0.9
-------------------------------------------------------------------------------------------
Other income                                                                                  2.8     6.0     2.1
------------------------------------------------------------------------------------------ ------  ------  ------
Total revenues                                                                              395.0   389.9   313.3
-------------------------------------------------------------------------------------------

Benefits and expenses:
Benefits and settlement expenses                                                            228.4   261.6   208.0
-------------------------------------------------------------------------------------------
Underwriting, insurance and other expenses                                                   54.9    48.6    50.0
-------------------------------------------------------------------------------------------
Net transfers to separate accounts                                                           74.1    25.1    28.2
------------------------------------------------------------------------------------------ ------  ------  ------
Total benefits and expenses                                                                 357.4   335.3   286.2
------------------------------------------------------------------------------------------ ------  ------  ------
Gain from operations before dividends to policyholders, federal income taxes (benefit) and
net realized loss on investments                                                             37.6    54.6    27.1
-------------------------------------------------------------------------------------------
Dividends to policyholders                                                                    5.6     5.8     5.6
------------------------------------------------------------------------------------------ ------  ------  ------
Gain from operations before federal income taxes (benefit) and net realized loss on
investments                                                                                  32.0    48.8    21.5
-------------------------------------------------------------------------------------------
Federal income taxes (benefit)                                                                0.4     0.8    (0.4)
------------------------------------------------------------------------------------------ ------  ------  ------
Gain from operations before net realized loss on investments                                 31.6    48.0    21.9
-------------------------------------------------------------------------------------------
Net realized loss on investments                                                            (12.2)   (2.2)   (2.0)
------------------------------------------------------------------------------------------ ------  ------  ------
Net income                                                                                 $ 19.4  $ 45.8  $ 19.9
------------------------------------------------------------------------------------------ ======  ======  ======



See accompanying notes.

Lincoln Life & Annuity Company of New York

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                       Unassigned    Total
                                                                        Common Paid-in Surplus--  Capital and
                                                                        Stock  Surplus  Deficit     Surplus
                                                                        ------ ------- ---------- -----------
                                                                                    (in millions)
                                                                        -------------------------------------
Balances at January 1, 1999                                              $2.0  $384.1   $(274.4)    $111.7
------------------------------------------------------------------------
Net income                                                                 --      --      19.9       19.9
------------------------------------------------------------------------
Increase in unrealized capital losses                                      --      --      (0.9)      (0.9)
------------------------------------------------------------------------
Decrease in nonadmitted assets                                             --      --       0.2        0.2
------------------------------------------------------------------------
Increase in asset valuation reserve                                        --      --      (2.5)      (2.5)
------------------------------------------------------------------------
Increase in liability for reinsurance in unauthorized companies            --      --      (0.6)      (0.6)
------------------------------------------------------------------------
Gain on reinsurance transaction                                            --      --       4.6        4.6
-----------------------------------------------------------------------  ----  ------   -------     ------
Balances at December 31, 1999                                             2.0   384.1    (253.7)     132.4
------------------------------------------------------------------------
Net income                                                                 --      --      45.8       45.8
------------------------------------------------------------------------
Increase in unrealized capital losses                                      --      --      (0.2)      (0.2)
------------------------------------------------------------------------
Increase in nonadmitted assets                                             --      --      (5.5)      (5.5)
------------------------------------------------------------------------
Increase in asset valuation reserve                                        --      --      (2.5)      (2.5)
------------------------------------------------------------------------
Decrease in liability for reinsurance in unauthorized companies            --      --       0.8        0.8
------------------------------------------------------------------------
Change in valuation basis for deposit fund liabilities and accident and
health reserves                                                            --      --      (1.6)      (1.6)
------------------------------------------------------------------------
Amortization of gain on 1999 reinsurance transaction                       --      --      (0.6)      (0.6)
-----------------------------------------------------------------------  ----  ------   -------     ------
Balances at December 31, 2000                                             2.0   384.1    (217.5)     168.6
------------------------------------------------------------------------
Net income                                                                 --      --      19.4       19.4
------------------------------------------------------------------------
Cumulative effect of adoption of codification                                              (1.4)      (1.4)
------------------------------------------------------------------------
Increase in unrealized capital losses                                      --      --      (0.6)      (0.6)
------------------------------------------------------------------------
Decrease in nonadmitted assets                                             --      --       1.5        1.5
------------------------------------------------------------------------
Decrease in asset valuation reserve                                        --      --       3.5        3.5
------------------------------------------------------------------------
Surplus contributed to separate accounts                                   --      --      (0.4)      (0.4)
------------------------------------------------------------------------
Increase from other separate accounts statement                            --      --       0.4        0.4
------------------------------------------------------------------------
Amortization of gain on 1999 reinsurance transaction                       --      --      (0.5)      (0.5)
------------------------------------------------------------------------
Decrease in liability for reinsurance in unauthorized companies            --      --       0.1        0.1
-----------------------------------------------------------------------  ----  ------   -------     ------
Balances at December 31, 2001                                            $2.0  $384.1   $(195.5)    $190.6
-----------------------------------------------------------------------  ====  ======   =======     ======


See accompanying notes.

Lincoln Life & Annuity Company of New York

Statements of Cash Flow -- Statutory Basis

                                                              Year ended December 31
                                                             2001     2000     1999
                                                            -------  -------  -------
                                                                  (in millions)
                                                            -------------------------
Operating activities
Premiums, policy proceeds and other considerations received $ 248.8  $ 244.3  $ 172.5
-----------------------------------------------------------
Investment income received                                    131.4    134.9    138.9
-----------------------------------------------------------
Benefits paid                                                (251.7)  (301.5)  (204.3)
-----------------------------------------------------------
Underwriting, insurance and other expenses paid               (55.2)   (47.5)   (61.7)
-----------------------------------------------------------
Net transfers to separate Accounts                            (77.2)   (29.0)   (34.3)
-----------------------------------------------------------
Federal income taxes recovered (paid)                           0.2      0.5     (0.7)
-----------------------------------------------------------
Dividends to policyholders                                     (5.7)    (5.8)    (5.9)
-----------------------------------------------------------
Other income received and expenses paid, net                   23.7     74.3    (36.7)
----------------------------------------------------------- -------  -------  -------
Net cash provided by (used in) operating activities            14.3     70.2    (32.2)
-----------------------------------------------------------

Investing activities
Sale, maturity or repayment of investments                    275.8    202.6    294.6
-----------------------------------------------------------
Purchase of investments                                      (325.1)  (254.1)  (369.4)
-----------------------------------------------------------
Net decrease (increase) in policy loans                         3.9     (1.5)    (7.1)
----------------------------------------------------------- -------  -------  -------
Net cash used in investing activities                         (45.4)   (53.0)   (81.9)
-----------------------------------------------------------
Net (decrease) increase in cash and short-term investments    (31.1)    17.2   (114.1)
-----------------------------------------------------------
Total cash and short-term investments at beginning of year     46.7     29.5    143.6
----------------------------------------------------------- -------  -------  -------
Total cash and short-term investments at end of year        $  15.6  $  46.7  $  29.5
----------------------------------------------------------- =======  =======  =======



See accompanying notes.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements -- Statutory Basis

December 31, 2001

1. Organization and Summary of Significant Accounting Policies

--------------------------------------------------------------------------------

Organization
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). In 1996, the Company was organized under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR"). Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. When the net amount deferred is a loss, the IMR is recorded at zero, as is the case for the Company at December 31, 2001 and 2000. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally investment income due and accrued past due over 90 days, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within

Lincoln Life & Annuity Company of New York the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"--See Note 2), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying Statements of Operations. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefits Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired, less liabilities assumed, is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Statements of Cash Flow
 Cash, cash equivalents, and short-term investments in the Statements of Cash Flow Represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

Lincoln Life & Annuity Company of New York

A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                                  Capital and Surplus    Net Income (Loss)
                                                                                  ------------------- -----------------------
                                                                                      December 31     Year ended December 31
                                                                                  ------------------- -----------------------
                                                                                    2001       2000    2001    2000    1999
                                                                                  --------   -------- ------  ------  ------
                                                                                     (in millions)         (in millions)
                                                                                  ------------------- -----------------------
Amounts reported on a statutory-basis............................................ $190.6     $168.6   $ 19.4  $ 45.8  $ 19.9
GAAP adjustments:
  Unrealized gain (loss) on investments..........................................   15.9      (22.6)      --      --      --
  Interest maintenance reserve...................................................     --         --     (0.4)   (3.2)    0.4
  Net realized gain (loss) on investments........................................    0.1       (1.5)     1.8     0.3    (6.3)
  Asset valuation reserve........................................................    6.8       10.4       --      --      --
  Policy and contract reserves...................................................  (80.1)     (78.9)    (1.6)   (7.6)   26.0
  Deferred policy acquisition costs ("DAC"), present value of future profits and
   goodwill......................................................................  322.2      329.1      4.8   (15.2)   (6.6)
  Policyholders' share of earnings and surplus on participating business.........   (4.0)      (8.3)     1.1     1.0     1.1
  Deferred income taxes..........................................................    9.4       31.0    (10.0)   (7.8)  (12.2)
  Statutory deferred gain in surplus.............................................   (3.5)      (4.0)     1.5     2.4     2.9
  Nonadmitted assets.............................................................    3.4        5.6       --      --      --
  Other, net.....................................................................    5.7        3.0      0.3     1.5    (5.0)
                                                                                   ------     ------  ------  ------  ------
Net increase (decrease)                                                            275.9      263.8     (2.5)  (28.6)    0.3
                                                                                   ------     ------  ------  ------  ------
Amounts on a GAAP-basis                                                           $466.5     $432.4   $ 16.9  $ 17.2  $ 20.2
                                                                                   ======     ======  ======  ======  ======

Other significant accounting practices are as follows:

 Investments
 Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

 Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective method to securities purchased prior to that date.

 Short-term investments include investments with maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

 Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

 Other investments consist of the Company's ownership interest in a limited partnership, which is carried based on the Company's interest in the underlying GAAP equity of the partnership. Increases or decreases in the carrying value are credited or charged directly to unassigned surplus as changes in unrealized gain or loss.

 Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agree- ment. The impairment is other than temporary when management determines foreclosure is probable. Then, the mortgage loan is written down to fair value and a realized loss is recognized.

 Policy loans are reported at unpaid principal balances.

 Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds and mortgage loans, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds and mortgage loans are credited or charged directly to unassigned surplus.

 Premiums
 Premiums for group tax-qualified annuity business are recognized as revenue when deposited. Life insurance and individual annuity premiums are recognized as revenue when due.

 Benefit Reserves
 Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves

Lincoln Life & Annuity Company of New York are at least as great as the minimum aggregate amounts required by the Insurance Department.

 The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

 Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

 As of December 31, 2001 and 2000, the Company had $3.9 million and $4.7 million in reserves, respectively, on $414.5 million and $408.1 million of insurance inforce, respectively, on the life line of business for which the gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

 Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies has been determined using actual interest credited to the funds plus the change in accrued interest.

 Net of reinsurance, liabilities related to deposit-type liabilities, such as dividend accumulations, generally are equal to fund balances less applicable surrender charges.

 Reinsurance Ceded and Assumed
 Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Pension Benefits
 Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

 Income Taxes
 The Company's federal income tax return is not consolidated with any other entities. Beginning in 2002, the Company has elected to file consolidated federal income tax returns with LNC and certain LNC subsidiaries.

 Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of variable annuity and universal life contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits and mortality charges on variable universal life contracts are included in income from surrender, cost of insurance, and mortality and expense charges. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from surrender, cost of insurance, and mortality and expense charges.

 Reclassifications
 Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus-deficit or on net income of the prior years.

2. Accounting Change and Permitted Statutory Accounting Practice
The Company prepares its statutory-based financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in New York prepare their statutory-basis financial statements in accordance with the NAIC APPM, as adopted by New York.

Accounting changes adopted to conform to the provisions of the NAIC APPM, as adopted by New York, are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased capital and surplus by $1.4 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Employee benefit plans........................     $ 0.4
          Cost of collection............................       0.3
          AVR beginning value adjustment for other asset
           changes......................................       0.1
          Bonds and stocks..............................      (0.6)
          Tax deficiency reserve........................      (1.6)
                                                             -----
          Total.........................................     $(1.4)
                                                             =====

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the New York Insurance Law. The NAIC APPM, has been adopted as a component of prescribed prac-tices by the State of New York, however, New York has

Lincoln Life & Annuity Company of New York adopted certain prescribed accounting practices that differ from those found in NAIC APPM. The primary differences that affect the Company are the calculation of annuity reserves and the reporting of deferred income taxes.

The NAIC APPM states that reserves should be calculated using the Commissioners Annuity Reserve Valuation Method ("CARVM"), using the "curtate" method. Under curtate CARVM, reserves are calculated as the greatest of the present values (as of the date of valuation) of the future guaranteed benefits provided by the contract at the end of each contract year, less the present value of any future net deposit considerations that are required to be paid. The State of New York, however, requires reserves to be computed using "continuous" CARVM, which utilizes the greatest of the present values of future guaranteed benefits on any day (as opposed to the end of each contract year).

Continuous CARVM reserves tend to be slightly larger than curtate CARVM reserves. If curtate CARVM was applied, future policy benefits and claims and other policyholder funds would decrease by $2.2 million, and net transfers due from separate accounts would decrease by $1.2 million, at December 31, 2001. Surplus would increase by $3.4 million at December 31, 2001, and net income for the year ended December 31, 2001 would decrease by $0.3 million.

Deferred income tax assets and liabilities are not included in the balance sheet per New York Insurance Law. According to the NAIC APPM, these amounts should be reported. The Company had unrecorded net deferred tax assets of $14.9 million and $19.2 million at December 31, 2001 and January 1, 2001, respectively. If these items were recorded, surplus would increase by the same amounts at those dates. The Commissioner of Insurance of the State of New York has the right to permit other specific practices that deviate from practices prescribed by the NAIC APPM.

A reconciliation of the Company's capital and surplus and net income as stated in accordance with accounting practices prescribed by the Department ("New York statutory-basis") and as would be stated pursuant strictly to the NAIC APPM, is shown below.

                                                      Capital
                                                        and    Net
                                                      Surplus Income
                                                      -------------
                                                      (in millions)
                                                      -------------
            Amounts reported on a New York statutory-
             basis................................... $190.6  $19.4
            Differences between New York statutory-
             basis and the NAIC APPM:
              Annuity reserves.......................    3.4   (0.3)
              Net deferred federal income taxes......   14.9     --
                                                      ------  -----
            Amounts as would be reported pursuant to
             the NAIC APPM........................... $208.9  $19.1
                                                      ======  =====

Lincoln Life & Annuity Company of New York

3. Investments


The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized  Fair
                                 Cost      Gains      Losses    Value
                               ----------------------------------------
                                            (in millions)
                               ----------------------------------------
        At December 31, 2001:
          Corporate........... $1,346.3    $37.0      $27.9    $1,355.4
          U.S. government.....     15.5      0.6         --        16.1
          Foreign government..     15.2      1.2        0.1        16.3
          Mortgage-backed.....    207.9      7.5        0.6       214.8
          State and municipal.     16.0      0.1        0.9        15.2
                               --------    -----      -----    --------
                               $1,600.9    $46.4      $29.5    $1,617.8
                               ========    =====      =====    ========
        At December 31, 2000:
          Corporate........... $1,258.0    $12.3      $40.3    $1,230.0
          U.S. government.....     26.1      1.3        0.1        27.3
          Foreign government..     17.1      0.5        0.9        16.7
          Mortgage-backed.....    231.6      4.5        1.5       234.6
          State and municipal.      3.1       --         --         3.1
                               --------    -----      -----    --------
                               $1,535.9    $18.6      $42.8    $1,511.7
                               ========    =====      =====    ========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $11.0 million and $1.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC designating certain investments in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                               Cost or
                                              Amortized  Fair
                                                Cost     Value
                                              ------------------
                                                (in millions)
                                              ------------------
                Maturity:
                  In 2002.................... $   63.0  $   64.1
                  In 2003-2006...............    419.9     429.4
                  In 2007-2011...............    530.0     531.3
                  After 2011.................    380.1     378.2
                  Mortgage-backed securities.    207.9     214.8
                                              --------  --------
                Total........................ $1,600.9  $1,617.8
                                              ========  ========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999, were $145.9 million, $50.8 million and $253.9 million, respectively. Gross gains during 2001, 2000 and 1999, of $3.1 million, $0.4 million and $0.8 million, respectively, and gross losses of $6.5 million, $3.0 million and $7.0 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $0.5 million, were on deposit with the Department to satisfy regulatory requirements. At December 31, 2001, the Company did not hold foreign-currency denominated securities.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $75.0 million, with an aggregate fair value of $66.9 million. Those holdings amounted to 4.68% of the Company's investments in bonds and 3.20% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

During 2001, the minimum and maximum lending rates for mortgage loans were 7.17% and 7.98%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan did not exceed 79.6%. At December 31, 2001 and 2000, the Company did not hold any mortgages with interest overdue beyond 180 days. At December 31, 2001 impaired loans with a related allowance ($0.1 million) for credit losses are $1.7 million. The average recorded investment in impaired loans was $1.7 million during 2001. The Company recognized interest income of $0.2 million during the period the loans were impaired in 2001. There was no nonadmitted interest due on these mortgage loans at December 31, 2001. As of December 31, 2001, there were no amounts of taxes, assessments or any amount, which had been advanced but not repaid and not included in the mortgage loan total. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000. At December 31, 2001, the Company's recorded investment in impaired securities that have been restructured is $2.0 million, after writedowns. The total impairment recognized as a realized loss during 2001 was $2.1 million.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Lincoln Life & Annuity Company of New York

The major categories of net investment income are as follows:

                                                  Year ended December 31
                                                   2001    2000    1999
                                                  ----------------------
                                                      (in millions)
                                                  ----------------------
        Income:
          Bonds.................................. $110.6  $105.8  $106.6
          Mortgage loans on real estate..........   13.7    14.0    13.5
          Policy loans...........................   10.4    10.6    11.0
          Cash, short-term and other investments.    1.5     3.1     2.4
                                                  ------  ------  ------
        Total investment income..................  136.2   133.5   133.5
        Investment expenses......................    2.1     1.4     1.3
                                                  ------  ------  ------
        Net investment income.................... $134.1  $132.1  $132.2
                                                  ======  ======  ======

Nonadmitted accrued investment income at December 31, 2001 amounted to $1.4 million and consisted principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                    Year ended December 31
                                                                                                     2001    2000   1999
                                                                                                    ---------------------
                                                                                                        (in millions)
                                                                                                    ---------------------
Net realized capital losses on investments......................................................... $(12.8)  $(5.4) $(4.7)
Less amount transferred to IMR (net of related tax benefit of $0.3 million, $1.7 million and
 $1.7 million, in 2001, 2000 and 1999, respectively)...............................................   (0.6)   (3.2)  (3.1)
                                                                                                    ------   -----  -----
                                                                                                     (12.2)   (2.2)  (1.6)
Less federal income taxes on realized capital losses...............................................     --      --    0.4
                                                                                                    ------   -----  -----
Net realized capital losses after transfer to IMR and taxes........................................ $(12.2)  $(2.2) $(2.0)
                                                                                                    ======   =====  =====

4. Federal Income Taxes

Income before federal income taxes differs from the taxable income principally due to the use of net operating loss carryforwards in 2001, 2000 and 1999 of $16.3 million, $29.3 million and $12.7 million, respectively. The remaining portion of the net operating loss at December 31, 2001, of $13.7 million, will be available for use to offset taxable income in future years. The net operating loss carryforward expires in 2013.

No federal income tax payments were made in 1999. The Company received a refund of $3.2 million in 1999 as a result of the utilization of a portion of the net operating loss carryforward. The Company made federal income tax payments of $1.2 million and $0.9 million in 2001 and 2000, respectively, as a result of alternative minimum income tax liabilities. Alternative minimum tax liabilities in 2001, 2000 and 1999 of $0.4 million, $0.6 million and $0.2 million, respectively, are available for recoupment in the event of future net losses.

The components of federal income tax expense (benefit) are as follows:

                                                         2001   2000   1999
                                                         -----  -----  -----
                                                            (in millions)
                                                         -----  -----  -----
   Federal income tax expense (benefit):
     Federal income tax expense (benefit) on operations. $ 0.4  $ 0.8  $(0.4)
     Federal income tax benefit on realized losses......  (0.3)  (1.7)  (1.7)
                                                         -----  -----  -----
   Total federal income tax expense (benefit)...........   0.1   (0.9)  (2.1)
                                                         =====  =====  =====

Lincoln Life & Annuity Company of New York

The Company's federal income tax expense (benefit) differs from the amount obtained by applying the federal statutory rate of 35% to Gain from operations before federal income tax (benefit) and net realized loss on investments for the following reasons:

                                                                              2001    2000   1999
                                                                              -----  ------  -----
                                                                                  (in millions)
                                                                              -----  ------  -----
Expected federal income tax expense.......................................... $11.2  $ 17.1  $ 7.7
Benefit of net operating loss carryforward...................................  (5.7)  (10.3)  (4.5)
Policyholder reserves........................................................  (1.9)   (3.1)  (4.1)
Deferred acquisition costs...................................................  (2.3)   (1.5)  (1.7)
Alternative minimum income tax liability.....................................   0.4     0.6    0.2
Tax preferred investment income..............................................  (0.7)   (0.4)  (0.1)
Other amounts................................................................  (0.6)   (1.6)   2.1
                                                                              -----  ------  -----
Federal income tax expense (benefit) on income before realized capital losses   0.4     0.8   (0.4)
Federal income tax benefit on realized capital losses........................  (0.3)   (1.7)  (1.7)
                                                                              -----  ------  -----
Total federal income tax expense (benefit)................................... $ 0.1  $ (0.9) $(2.1)
                                                                              =====  ======  =====

5. Reserves and Reinsurance

The balance sheet caption "Other admitted assets" includes amounts recoverable from other insurers for claims paid by the Company of $0.6 million at December 31, 2001. The balance sheet caption, "Future policy benefits and claims" has been reduced for insurance ceded by $100.3 million and $87.8 million at December 31, 2001 and 2000, respectively.

The caption "Life and annuity premiums" in the Statements of Operations includes $116.5 million, $122.9 million and $137.7 million of premiums assumed and $31.4 million, $27.0 million and $44.2 million of premiums ceded in 2001, 2000 and 1999, respectively. The caption "Benefits and settlement expenses" in the Statements of Operations is net of reinsurance recoveries of $38.1 million, $16.7 million and $71.8 million for 2001, 2000 and 1999, respectively.

The Company cedes insurance to other companies, including certain affiliates. A portion of risks exceeding the Company's retention limit is reinsured with Lincoln Life. The Company limits its maximum coverage that it retains on an individual to $0.5 million. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

On January 2, 1998, the Company and Lincoln Life entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). In 1999, the Company received $5.8 million from CIGNA as a result of the final settlement of the statutory-basis values of assets and liabilities for the reinsured business. The $5.8 million is included in the Statements of Operations line item "Other income."

On November 1, 1999, the Company and Lincoln Life reached an agreement to retrocede virtually 100% of the disability income business assumed from CIGNA. A gain on the transaction of $4.6 million, net of tax, was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $0.5 million and $0.6 million recognized in income in 2001 and 2000, respectively.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $0.4 million and $0.5 at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

In 2001 and 2000, the Company did not commute any ceded reinsurance. The Company did not record reinsurance credits on existing policies during 2001 as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

At December 31, 2001, the Company had no uncollectible reinsurance and during 2001, the Company established no provision for uncollectible reinsurance and did not write off any ceded reinsurance balances.

Lincoln Life & Annuity Company of New York

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount  Percent
                                                     ---------------
                                                      (in millions)
                                                     ---------------
           Subject to discretionary withdrawal with
            adjustment:
             With market value adjustment...........   $237.6    20%
             At book value, less surrender charge...     59.7     5
             At market value........................    330.9    27
           Subject to discretionary withdrawal
            without adjustment at book value with
            minimal or no charge or adjustment......    549.9    45
           Not subject to discretionary withdrawal..     39.8     3
                                                     --------   ---
           Total annuity reserves and deposit fund
            liabilities, before reinsurance.........  1,217.9   100%
                                                                ===
           Less reinsurance.........................      1.8
                                                     --------
           Net annuity reserves and deposit fund
            liabilities, including separate accounts $1,216.1
                                                     ========

At December 31, 2001, the Company had $672.3 million of variable annuity policies with account values subject to guaranteed minimum death benefit ("GMDB") riders. Reserves of $0.7 million (net of $0.6 million of reinsurance reserve credits) are held for annuity policies subject to GMDB riders.

Details underlying the balance sheet caption "Future policy benefits and claims" are as follows:

                                                      December 31
                                                     2001      2000
                                                   ------------------
                                                     (in millions)
                                                   ------------------
           Aggregate reserve for life and accident
            and health............................ $1,730.5  $1,736.7
           Deposit-type contracts.................     27.7      28.1
           Policy and contract claims.............     (3.4)      0.9
           Undistributed earnings on participating
            business..............................      5.5       5.7
           Other..................................      0.1       0.1
                                                   --------  --------
                                                   $1,760.4  $1,771.5
                                                   ========  ========

6. Capital and Surplus

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of shareholder dividends by the Company requires 30 day advance notice to the Department and requires that the Superintendent of the department has not disapproved the dividend within such time.

Total assets have been decreased by $2.2 million for non-admitted assets as required by statutory guidance.

7. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis results of operations or financial position for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

Lincoln Life & Annuity Company of New York

As of December 31, 2001, there were 44,709 shares of LNC common stock subject to options granted to Company employees under the stock option incentive plans of which 19,906 were exercisable on that date. The exercise prices of the outstanding options range from $24.72 to $50.83.
During 2001, 2000 and 1999, 21,686, 8,235 and 10,201 options became exercisable, respectively. During 2001, 14,949 options were exercised and 4,000 options were forfeited. No options were exercised or forfeited in 2000. During 1999, 2,066 options were exercised and 1,600 options were forfeited.

8. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $45.8 million, involved properties located in New York and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $6.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

Contingency Matters
The Company is occasionally involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $10 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes. The Company has accrued for expected assessments net of estimated future premium tax deductions.

9. Fair Value of Financial Instruments

The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Mortgage Loans on Real Estate
The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market prices or 3) the fair value of the collateral if the loan is collateral dependent.

Lincoln Life & Annuity Company of New York

Policy Loans
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying value for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-type Insurance Contracts
The balance sheet caption, "Future policy benefits and claims" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., certain annuity contracts). The fair values for the majority of these contracts are based on their approximate surrender values.

The remainder of the balance sheet caption "Future policy benefits and claims" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate accounts by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                   December 31
                                                            2001                2000
                                                     --------------------------------------
                                                     Carrying   Fair     Carrying   Fair
Assets (Liabilities)                                  Value     Value     Value     Value
---------------------------------------------------- ---------------------------------------
                                                                  (in millions)
                                                     --------------------------------------
Bonds............................................... $1,600.9  $1,617.8  $1,535.9  $1,511.7
Mortgage loans on real estate.......................    153.9     157.0     185.1     183.4
Policy loans........................................    175.0     188.1     179.0     190.6
Cash and cash equivalents and short-term investments     15.6      15.6      46.7      46.7
Other invested assets...............................      0.3       0.3       0.3       0.3
Investment-type insurance contracts.................   (857.8)   (847.8)   (876.4)   (825.0)
Separate account assets.............................    357.2     357.2     329.8     329.8
Separate account liabilities........................   (356.4)   (356.4)   (329.8)   (329.8)

10. Transactions with Affiliates
The Company has entered into agreements with Lincoln Life to receive processing and other corporate services. Fees paid to Lincoln Life for such services were $13.0 million, $23.0 million and $22.7 million in 2001, 2000 and 1999, respectively. The Company has also entered into an agreement with Lincoln Life to provide certain processing services. Fees received from Lincoln Life for such services were $1.8 million, $2.4 million and $1.4 million in 2001, 2000 and 1999, respectively. At December 31, 2001, the Company owed Lincoln Life $5.7 million related to these services. At December 31, 2000, Lincoln Life owed the Company $2.4 million related to these services.

The Company has an investment management agreement with an affiliate, Lincoln National Investments, Inc. as of
December 31, 2001 and Lincoln Investment Management, Inc. as of December 31, 2000 and 1999, for investment advisory and asset management services. Fees paid for such investment services were $2.1 million, $1.4 million and $1.3 million in 2001, 2000 and 1999, respectively.

The Company cedes business to one affiliated company, Lincoln Life. The caption "Life and annuity premiums" in the accompanying Statements of Operations has been reduced by $5.7 million, $4.8 million and $6.3 million for premiums paid on these contracts in 2001, 2000 and 1999, respectively. The caption "Future policy benefits and claims" has been reduced by $4.4 million and $2.5 million related to reserve credits taken on these contracts as of December 31, 2001 and 2000, respectively.

Lincoln Life & Annuity Company of New York

11. Separate Accounts

Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. None of the separate accounts have any minimum income guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.


Separate account premiums, deposits and other considerations amounted to $114.2 million, $61.6 million and $109.6 million in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $341.2 million and $317.5 million at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                 Year ended December 31
                                                                                  2001    2000    1999
                                                                                 ----------------------
                                                                                      (in millions)
                                                                                 ----------------------
Transfers as reported in the Summary of Operations of various separate accounts:
  Transfers to separate accounts................................................ $114.2  $ 61.6  $109.6
  Transfers from separate accounts..............................................  (40.1)  (36.5)  (81.4)
                                                                                 ------  ------  ------
Net transfers to separate accounts as reported in the Statements of Operations.. $ 74.1  $ 25.1  $ 28.2
                                                                                 ======  ======  ======

Report of Independent Auditors

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying statutory-basis balance sheets of Lincoln Life & Annuity Company of New York (a wholly-owned, indirect subsidiary of Lincoln National Corporation) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the New York Insurance Department.

/s/ Ernst & Young LLP

March 15, 2002

PART C--OTHER INFORMATION

ITEM 24.

   (a)  LIST OF FINANCIAL STATEMENTS


1.   Part A.
     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

2.   Part B.
     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities- December 31, 2001
     Statement of Operations - For the year ended December 31, 2001
     Statements of Changes in Net Assets - For the year or period ended December 31, 2001 and 2000
     Notes to Financial Statements - December 31, 2001
     Report of Ernst & Young LLP, Independent Auditors

3.   Part B.
     The following statutory-basis financial statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration
     Statement:

     Balance Sheets - Statutory-Basis - Years ended December 31, 2001 and 2000 Statements of Operations - Statutory-Basis - Years ended December 31, 2001,
       2000 and 1999
     Statements of Changes in Capital and Surplus - Statutory-Basis - Years
       ended December 31, 2001, 2000 and 1999
     Statements of Cash Flows - Statutory-Basis - Years ended December 31, 2001,
       2000 and 1999
     Notes to Statutory-Basis Financial Statements - December 31, 2001
     Report of Ernst & Young LLP, Independent Auditors

   (b)  List of Exhibits

     (1) (a) Resolution of Board of Directors and Memorandum authorizing establishment of Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

          (b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

     (3) (a) Amended and Restated Principal Underwriting Agreement--Lincoln Financial Advisors/Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

          (b) Wholesaling Agreement between Lincoln Life & Annuity Company of New York, Lincoln Financial Advisors, and Delaware Distributors, L.P. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

                    (1) Amendment to wholesaling agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

          (c) Standard Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 27, 2000.

     (4) (a) ChoicePlus Contract incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 27, 2000.

          (b) ChoicePlus II Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

     (5) (a) ChoicePlus Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 27, 2000.

          (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

     (6) Articles of Incorporation and By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

     (7)       Not applicable.

     (8) (a) Form of Service Agreement between Lincoln Life & Annuity Company of New York and Delaware Management Holdings, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 27, 2000.

                    (1) Amendment to service agreement incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

          (b) Administrative Services Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Life Insurance Company dated 1-1-98 incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-38007) filed on October 11, 1999.

          (c) Participation Agreement between Lincoln Life & Annuity Company of New York and AIM Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (d) Participation Agreement between Lincoln Life & Annuity Company of New York and the Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (e) Participation Agreement between Lincoln Life & Annuity Company of New York and the Delaware Funds incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (f) Participation Agreement between Lincoln Life & Annuity Company of New York and Variable Insurance Products and Fidelity Insurance Funds And Fidelity Distributors Corporation incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (g) Participation Agreement between Lincoln Life & Annuity Company of New York and Franklin/Templeton Funds incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (h) Participation Agreement between Lincoln Life & Annuity Company of New York and MFS Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (i) Participation Agreement between Lincoln Life & Annuity Company of New York and Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (j) Participation Agreement between Lincoln Life & Annuity Company of New York and BT Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (k) Participation Agreement between Lincoln Life & Annuity Company of New York and the Liberty Variable Investment Trust Fund incorporated herein by reference to Post-Effective Amendment
               No. 1 (File No. 333-93875) filed on April 18, 2001.

               (1) Amendment dated June 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

          (l) Participation Agreement between Lincoln Life & Annuity Company of New York and the Lincoln National Bond Fund incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (m) Participation Agreement between Lincoln Life & Annuity Company of New York and the Lincoln National Money Market Fund incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (n) Participation Agreement between Lincoln Life & Annuity Company of New York and Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (o) Participation Agreement between Lincoln Life & Annuity Company of New York and Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (p) Participation Agreement between Lincoln Life & Annuity Company of New York and Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (q) Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Aggressive Growth Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (r) Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Capital Appreciation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (s) Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Global Asset Allocation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (t) Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National International Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (u) Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Social Awareness Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

     (9) (a) Opinion and Consent of Robert O. Sheppard, Counsel of Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

          (b) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 (File No.333-93875) filed on April 16, 2002.

    (10)  Consent of Ernst & Young LLP, Independent Auditors.

    (11)  Not applicable.

    (12)  Not applicable.

    (13) Schedule of Performance Computation is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-93875) filed on April 27, 2000.

    (14)  Not applicable.

    (15) Organizational Chart of Lincoln National Life Insurance Holding Company System is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.

    (16) Power of Attorney is incorporated by reference to Post-Effective Amendment No. 2 (File No. 333-93875) filed on February 15, 2002.

ITEM 25.

     The following list contains the officers of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln New York Account N for Variable Annuities as well as the contracts, funded through Account N. The list also shows Lincoln Life & Annuity Company of New York's executive officers and directors.

                                          POSITIONS AND OFFICES WITH LINCOLN
NAME                                      LIFE & ANNUITY COMPANY OF NEW YORK
----                                      ------------------------------------
Lorry J. Stensrud**                       President and Director
John H. Gotta****                         2nd Vice President and Director
Janet Chrzan**                            2nd Vice President and
                                            Chief Financial Officer
                                          Director

J. Patrick Barrett
        Chairman and CEO
        Carpat Investments
        4605 Watergap
        Manlius, NY  13104
Robert D. Bond**                          Director
Jon A. Bosica***                          Director
Diane Dillman**                           Director of Annuities Compliance
Christine Frederick****                   Director of Life Compliance
Steven M. Kluever**                       2nd Vice President
Barbara S. Kowalczyk***                   Director
M. Leanne Lachman                         Director
        Principal
        Lend Lease Real Estate Investments
        787 7th Avenue - 46th Floor
        New York, NY  10019
Louis G. Marcoccia                        Director
        Senior Vice President
        Syracuse University
        Skytop Office Building
        Skytop Road
        Syracuse, NY 13244-5300
Gary W. Parker ****                       2nd Vice President and Director
John M. Pietruski                         Director
        One Penn Plaza
        Suite 3408
        New York, NY  10119
Ron J. Ponder                             Director
        President & CEO
        Telecom, Media & Networks Americas
        A Cap Genini Ernst & Young Company
        25 Airport Road
        Morristown, NJ 07960
Mark E. Reynolds**                        Director
Robert O . Sheppard*                      2nd Vice President and General Counsel
Eldon J. Summers**                        Treasurer
Richard C. Vaughan***                     Director
C. Suzanne Womack***                      Secretary

*    Principal business address is 100 Madison Street, 17th Floor, Syracuse,
     NY 13202
**   Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46801
***  Principal business address is Center Square West Tower, 1500 Market
     Street-Suite 3900, Philadelphia, PA 19102-2112
**** Principal business address is 350 Church Street, Hartford, CT 06103

                                            POSITIONS AND OFFICES WITH LINCOLN
NAME                                        LIFE & ANNUITY COMPANY OF NEW YORK
----                                        ------------------------------------
Gary W. Parker ****                         2nd Vice President and Director

John M. Pietruski                           Director
   One Penn Plaza
   Suite 3408
   New York, NY  10119

Ron J. Ponder                               Director
   President & CEO
   Telecom, Media & Networks Americas
   A Cap Genini Ernst & Young Company
   25 Airport Road
   Morristown, NJ 07960

Mark E. Reynolds**                          Director

Robert O. Sheppard*                         2nd Vice President and General
                                              Counsel

Eldon J. Summers**                          Treasurer

Richard C. Vaughan***                       Director

C. Suzanne Womack***                        Secretary

*    Principal business address is 100 Madison Street, 17th Floor, Syracuse, NY
     13202
**   Principal business address is 1300 S. Clinton Street, Fort Wayne, IN
     46801
*** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112
**** Principal business address is 350 Church Street, Hartford, CT 06103

ITEM 26.

                      PERSONS CONTROLLED BY OR UNDER COMMON
                    CONTROL WITH THE DEPOSITOR OR REGISTRANT

   See Exhibit 15: The Organizational Chart of The Lincoln National Insurance Holding Company System.

ITEM 27.

                            NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 833 contractowners under Lincoln New York Variable Annuity Account N.

ITEM 28.

                          INDEMNIFICATION--UNDERTAKING

(a) Brief description of indemnification provisions.

    In general, Article VII Section 2 of the By-Laws of Lincoln Life & Annuity Co. of NY (LNY) provides that LNY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNY. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNY in connection with suits by, or in the rights of LNY.

    Please refer to Article VII of the By-Laws of LNY (Exhibit No. 6(a) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.

(a) Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life & Annuity Variable Annuity Account N; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance.

(b)  OFFICERS AND DIRECTORS

NAME & TITLE               BUSINESS ADDRESS

J. Michael Hemp*           President and Director
Lucy D. Gase**             Vice President, Assistant Secretary and Director
Matthew Lynch*             Vice President, Chief Financial Officer, and Director
Michael E. McMath*         Senior Vice President
Cynthia A. Rose***         Secretary
C. Gary Shimmin*           Vice President
Eldon J. Summers***        Treasurer

  * Principal business address of each person is 350 Church Street, Hartford, CT 06103
 ** Principal business address of each person is 200 East Berry Street, Fort
    Wayne, IN 46802-2706
*** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, IN 46802

(c) Commissions and other compensations received by Lincoln Financial Advisors Corporation from Lincoln New York Variable Annuity Account N during the fiscal year which ended December 31, 2001 (To Be Filed By Amendment)

(1)                (2)
Name of            Net Underwriting  (3)            (4)
Principal          Discounts and     Compensation   Brokerage    (5)
Underwriter        Commissions       on Redemption  Commissions  Compensation
-----------------  ----------------  -------------  -----------  ------------
Lincoln Financial  None              None           None         N/A


ITEM 30.

                        LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents required to be maintained by
     Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has an entered into an agreement with Delaware Management Holdings Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

ITEM 31.

     Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to LNY at the address or phone number listed in the Prospectus.

(d) LNY hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by LNY.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 24th day of May, 2002.

                               Lincoln New York Account N for Variable Annuities Choice Plus and Choice Plus II
                               (Registrant)

                               By: /s/ Samuel S. Parkison
                                  ----------------------------------------------
                                   Samuel S. Parkison
                                   2/nd/ Vice President

                               THE LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                  (Depositor)

                               By: /s/ Steven M. Kluever
                                  ----------------------------------------------
                                  Steven M. Kluever
                                  (Signature-Officer of Depositor)
                                  2/nd/ Vice President
                                  (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on May 24, 2002.


Signature                                     Title
---------                                     -----

  *                                           President and Director
---------------------------------
Lorry J. Stensrud                             (Principal Executive Officer)

  *                                           2nd Vice President and Chief
---------------------------------
Janet Chrzan                                  Financial Officer
                                              (Principal Accounting Officer and
                                              Principal Financial Officer)

  *                                           2nd Vice President and Director
---------------------------------
John H. Gotta

  *                                           2nd Vice President and Director
---------------------------------
Gary W. Parker

  *                                           Director
---------------------------------
J. Patrick Barrett

  *                                           Director
---------------------------------
Robert D. Bond

  *                                           Director
---------------------------------
Jon A. Boscia

  *                                           Director
---------------------------------
M. Leanne Lachman

  *                                           Director
---------------------------------
Louis G. Marcoccia

  *                                           Director
---------------------------------
Ron J. Ponder

  *                                           Director
---------------------------------
John M. Pietruski

  *                                           Director
---------------------------------
Barbara S. Kowalczyk

  *                                           Director
---------------------------------
Richard C. Vaughan

                                              Director
_________________________________
Mark E. Reynolds



*By /s/ Steven M. Kluever                     Pursuant to a Power of Attorney
   ------------------------------
    Steven M. Kluever